UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB MUNICIPAL INCOME FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2016

Date of reporting period: November 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

NOV    11.30.15

SEMI-ANNUAL REPORT

AB MUNICIPAL INCOME FUND II

+	AB ARIZONA PORTFOLIO
+	AB MASSACHUSETTS PORTFOLIO
+	AB MICHIGAN PORTFOLIO
+	AB MINNESOTA PORTFOLIO
+	AB NEW JERSEY PORTFOLIO
+	AB OHIO PORTFOLIO
+	AB PENNSYLVANIA PORTFOLIO
+	AB VIRGINIA PORTFOLIO

Investment Products Offered

• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abglobal.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abglobal.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

January 15, 2016

Semi-Annual Report

This report provides management’s discussion of fund performance for the portfolios of AB Municipal Income Fund II (the “Portfolios”) for the semi-annual reporting period ended November 30, 2015. Effective January 20, 2015, the Portfolios’ name changed from AllianceBernstein Municipal Income Fund II to AB Municipal Income Fund II. The Fund has eight portfolios: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Michigan Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio.

Investment Objectives and Policies

The eight Portfolios, by investing principally in high-yielding, predominantly investment-grade municipal securities, seek to provide their shareholders with the highest level of current income exempt from federal taxation and state taxation of the respective state that is available without assuming what AllianceBernstein L.P. (the “Adviser”) considers to be undue risk. Each of the Portfolios invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. Each of the Portfolios pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax.

The Portfolios may also invest in forward commitments; tender option bonds (“TOBs”); zero coupon municipal securities and variable, floating and inverse floating rate municipal securities; and derivatives, such as options, futures, forwards and swaps.

Investment Results

The tables on pages 8-10 show performance for each Portfolio compared to its benchmark, the Barclays Municipal Bond Index, which represents the municipal market, for the six- and 12-month periods ended November 30, 2015.

AB Arizona Portfolio – For both periods, Class A shares outperformed the benchmark, while Class B and C shares underperformed, before sales charges. For the six-month period, security selection within the special tax, transportation, leasing and insured sectors contributed to relative performance. Security selection in the local general obligation sector had a negative impact on returns. For the 12-month period, security selection in the special tax, transportation, leasing and insured sectors contributed to performance. Security selection in the local general obligation sector had a negative impact on returns.

AB Massachusetts Portfolio – For the six-month period, all share classes of the Portfolio underperformed the benchmark, before sales charges. Security selection in the pre-refunded sector detracted from relative performance. Security selection in the special tax, transportation and education sectors contributed to performance. For the 12-month period, Class A shares outperformed the benchmark, while Class B and C shares underperformed. Security selection in the education

AB MUNICIPAL INCOME FUND II •	1

sector contributed most to returns. Security selection in the special tax and transportation sectors also contributed. Security selection within the pre-refunded sector detracted from performance.

AB Michigan Portfolio – For both periods, Class A shares outperformed the benchmark, while Class B and C shares underperformed, before sales charges. For the six-month period, security selection within the housing, special tax, water, insured and education sectors contributed to relative performance. Security selection in the local general obligation sector had a negative impact on returns. For the 12-month period, security selection in the housing, leasing, special tax, education and power sectors contributed to performance; security selection in the other sector detracted.

AB Minnesota Portfolio – For both periods, all share classes of the Portfolio underperformed the benchmark, before sales charges. For the six-month period, security selection in the special tax sector detracted from relative performance; security selection in the health care, housing and local general obligation sectors contributed. For the 12-month period, security selection in the special tax sector, as well as an underweight in transportation, detracted; security selection in the health care, education, leasing and housing sectors contributed.

AB New Jersey Portfolio – For both periods, all share classes of the Portfolio underperformed the benchmark, before sales charges. For the six-month period, security selection in the industrials and health care sectors detracted from relative performance; security selection within the leasing, housing, special tax, pre-refunded and education sectors contributed. For the 12-month period, security selection in pre-refunded sector detracted; security selection in the leasing, housing, special tax and transportation sectors contributed.

AB Ohio Portfolio – For both periods, Class A shares outperformed the benchmark, while Class B and C shares underperformed, before sales charges. For the six-month period, security selection in the special tax, local general obligation and education sectors contributed to relative performance. Security selection within the industrials sector detracted. For the 12-month period, security selection in the local general obligation, special tax and education sectors contributed to performance. Security selection in the industrials and pre-refunded sectors detracted from performance.

AB Pennsylvania Portfolio – For the six-month period, all share classes of the Portfolio underperformed the benchmark, before sales charges. Security selection in the revenue sector detracted from relative performance; security selection within the special tax and local general obligation sectors contributed. For the 12-month period, Class A shares outperformed the benchmark, while Class B and C shares underperformed. Security selection in the special tax, local general obligation, education and transportation sectors contributed to performance; security selection in the pre-refunded sector detracted.

2	• AB MUNICIPAL INCOME FUND II

AB Virginia Portfolio – For the six-month period, all share classes of the Portfolio underperformed the benchmark, before sales charges. Security selection in the transportation sector had a negative impact on relative returns. Security selection in the industrials, housing, special tax, local general obligation and education sectors contributed. For the 12-month period, Class A shares outperformed the benchmark, while Class B and C shares underperformed. Security selection within the special tax, local general obligation, housing, industrials and education sectors contributed to performance. Security selection within the pre-refunded and health care sectors detracted from performance.

The AB Arizona, AB Massachusetts, AB Michigan, AB Minnesota, AB New Jersey, AB Ohio, AB Pennsylvania and AB Virginia Portfolios used derivatives in the form of inflation (“CPI”) swaps for the six- and 12-month periods for hedging purposes, which had no material impact on absolute performance. The AB Massachusetts, AB Minnesota, AB New Jersey, AB Ohio and AB Virginia Portfolios utilized interest rate swaps for hedging purposes, which had no material impact on returns.

Market Review and Investment Strategy

During the reporting period, Treasury yields generally rose as the market anticipated the Federal Reserve raising short-term interest rates at year-end. Commodity prices fell, emerging market economies sputtered, stock prices were volatile and the US dollar strengthened. Over both periods, municipal bonds have generally had positive returns and even mid-grade and high-yield municipals performed well, in sharp contrast to the investment-grade and high-yield corporate bond markets. A general scarcity of municipal credit issuance and an abundance of corporate-debt issuance partly explain the divergent returns in the markets.

Tax revenues for municipal issuers have been positive and the credit-worthiness of municipal mid-grade and high-yield issuers continues to improve modestly in step with the domestic economy. The Municipal Bond Investment Team has structured the Portfolios to be modestly overweight medium-grade credit quality bonds.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. Historically, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most fund insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. If an insurance

AB MUNICIPAL INCOME FUND II •	3

company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

Portfolio	Insured Bonds*	Pre-refunded/ ETM†/Insured Bonds*
Arizona	24.39%	6.40%
Massachusetts	6.90%	0.00%
Michigan	8.70%	0.00%
Minnesota	8.55%	0.00%
New Jersey	25.76%	10.06%
Ohio	11.02%	3.46%
Pennsylvania	12.55%	2.14%
Virginia	9.78%	2.82%

*	Breakdowns expressed as a percentage of investments in municipal bonds.

†	Escrowed to maturity.

4	• AB MUNICIPAL INCOME FUND II

DISCLOSURES AND RISKS

Benchmark Disclosure

The unmanaged Barclays Municipal Bond Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Barclays Municipal Bond Index is a total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Market Risk: The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

The Portfolios may invest in the municipal securities of Puerto Rico and other US territories, which are exempt from federal, state, and, where applicable, local income taxes. Like many US states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. As a result of Puerto Rico’s challenging economic and fiscal environment, many ratings organizations have downgraded a number of municipal securities issued in Puerto Rico or placed them on a “negative watch”. If the economic situation in Puerto Rico persists or worsens, the volatility, credit quality and performance of the Portfolios could be adversely affected.

Tax Risk: There is no guarantee that all of the Portfolios’ income will remain exempt from federal or state income taxes. From time to time, the US government and the US Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable

(Disclosures, Risks and Note about Historical Performance continued on next page)

AB MUNICIPAL INCOME FUND II •	5

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of shares of the Portfolios as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Liquidity Risk: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of the Portfolios’ shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more liquidity risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Portfolios’ prospectus. As with all investments, you may lose money by investing in the Portfolios.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past

(Disclosures, Risks and Note about Historical Performance continued on next page)

6	• AB MUNICIPAL INCOME FUND II

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abglobal.com.

All fees and expenses related to the operation of the Portfolios have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 3.00% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3); a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

AB MUNICIPAL INCOME FUND II •	7

Disclosures and Risks

HISTORICAL PERFORMANCE

THE PORTFOLIOS VS THEIR BENCHMARK

PERIODS ENDED NOVEMBER 30, 2015 (unaudited)

	NAV Returns
AB ARIZONA PORTFOLIO	6 Months	12 Months
Class A	2.58%	3.49%

Class B*	2.20%	2.73%

Class C	2.20%	2.64%

Barclays Municipal Bond Index	2.37%	3.10%

AB MASSACHUSETTS PORTFOLIO	6 Months	12 Months
Class A	2.24%	3.44%

Class B*	1.86%	2.69%

Class C	1.86%	2.68%

Barclays Municipal Bond Index	2.37%	3.10%

AB MICHIGAN PORTFOLIO	6 Months	12 Months
Class A	2.64%	3.54%

Class B*	2.26%	2.79%

Class C	2.26%	2.78%

Barclays Municipal Bond Index	2.37%	3.10%

*	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

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8	• AB MUNICIPAL INCOME FUND II

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIOS VS THEIR BENCHMARK

PERIODS ENDED NOVEMBER 30, 2015 (unaudited)

	NAV Returns
AB MINNESOTA PORTFOLIO	6 Months	12 Months
Class A	2.18%	2.77%

Class B*	1.70%	2.00%

Class C	1.80%	2.01%

Barclays Municipal Bond Index	2.37%	3.10%

AB NEW JERSEY PORTFOLIO	6 Months	12 Months
Class A	2.27%	2.93%

Class B*	1.89%	2.17%

Class C	2.00%	2.17%

Barclays Municipal Bond Index	2.37%	3.10%

AB OHIO PORTFOLIO	6 Months	12 Months
Class A	2.39%	3.43%

Class B*	1.91%	2.57%

Class C	2.01%	2.57%

Barclays Municipal Bond Index	2.37%	3.10%

*	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance and footnotes continued on next page)

AB MUNICIPAL INCOME FUND II •	9

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIOS VS THEIR BENCHMARK

PERIODS ENDED NOVEMBER 30, 2015 (unaudited)

	NAV Returns
AB PENNSYLVANIA PORTFOLIO	6 Months	12 Months
Class A	2.33%	3.43%

Class B*	1.95%	2.67%

Class C	1.95%	2.57%

Barclays Municipal Bond Index	2.37%	3.10%

AB VIRGINIA PORTFOLIO	6 Months	12 Months
Class A	2.24%	3.31%

Class B*	1.95%	2.65%

Class C	1.87%	2.56%

Barclays Municipal Bond Index	2.37%	3.10%

*	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance and footnotes continued on next page)

10	• AB MUNICIPAL INCOME FUND II

Historical Performance

AB ARIZONA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			1.92%	3.09%
1 Year	3.49%	0.41%
5 Years	4.38%	3.74%
10 Years	4.19%	3.87%

Class B Shares			1.25%	2.01%
1 Year	2.73%	-0.27%
5 Years	3.64%	3.64%
10 Years(a)	3.76%	3.76%

Class C Shares			1.25%	2.01%
1 Year	2.64%	1.64%
5 Years	3.64%	3.64%
10 Years	3.46%	3.46%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	0.49%
5 Years	4.27%
10 Years	3.86%

Class B Shares
1 Year	-0.21%
5 Years	4.19%
10 Years(a)	3.76%

Class C Shares
1 Year	1.79%
5 Years	4.17%
10 Years	3.45%

(Historical Performance and footnotes continued on next page)

AB MUNICIPAL INCOME FUND II •	11

Historical Performance

AB ARIZONA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.97%, 1.72% and 1.72% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios, exclusive of interest expense, to 0.78%, 1.53% and 1.53% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2015.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance and footnotes continued on next page)

12	• AB MUNICIPAL INCOME FUND II

Historical Performance

AB MASSACHUSETTS PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			1.43%	2.32%
1 Year	3.44%	0.36%
5 Years	4.53%	3.89%
10 Years	4.37%	4.05%

Class B Shares			0.73%	1.18%
1 Year	2.69%	-0.31%
5 Years	3.81%	3.81%
10 Years(a)	3.94%	3.94%

Class C Shares			0.74%	1.20%
1 Year	2.68%	1.68%
5 Years	3.81%	3.81%
10 Years	3.65%	3.65%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	0.20%
5 Years	4.42%
10 Years	4.03%

Class B Shares
1 Year	-0.41%
5 Years	4.33%
10 Years(a)	3.92%

Class C Shares
1 Year	1.59%
5 Years	4.33%
10 Years	3.62%

(Historical Performance and footnotes continued on next page)

AB MUNICIPAL INCOME FUND II •	13

Historical Performance

AB MASSACHUSETTS PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.87%, 1.63% and 1.63% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.77%, 1.52% and 1.52% for Class A, Class B and Class C shares, respectively. These waivers/ reimbursements may not be terminated before September 30, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2015.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance and footnotes continued on next page)

14	• AB MUNICIPAL INCOME FUND II

Historical Performance

AB MICHIGAN PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			1.89%	3.04%
1 Year	3.54%	0.45%
5 Years	3.38%	2.75%
10 Years	3.65%	3.33%

Class B Shares			1.20%	1.93%
1 Year	2.79%	-0.21%
5 Years	2.67%	2.67%
10 Years(a)	3.22%	3.22%

Class C Shares			1.20%	1.93%
1 Year	2.78%	1.78%
5 Years	2.64%	2.64%
10 Years	2.92%	2.92%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2015 (unaudited)
				SEC Returns (reflects applicable sales charges)
Class A Shares
1 Year				0.73%
5 Years				3.23%
10 Years				3.33%

Class B Shares
1 Year				0.06%
5 Years				3.14%
10 Years(a)				3.22%

Class C Shares
1 Year				2.06%
5 Years				3.11%
10 Years				2.92%

(Historical Performance and footnotes continued on next page)

AB MUNICIPAL INCOME FUND II •	15

Historical Performance

AB MICHIGAN PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.22%, 1.99% and 1.98% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.85%, 1.60% and 1.60% for Class A, Class B and Class C shares, respectively. These waivers/ reimbursements may not be terminated before September 30, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2015.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance and footnotes continued on next page)

16	• AB MUNICIPAL INCOME FUND II

Historical Performance

AB MINNESOTA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			1.53%	2.61%
1 Year	2.77%	-0.28%
5 Years	4.18%	3.55%
10 Years	3.97%	3.65%

Class B Shares			0.81%	1.38%
1 Year	2.00%	-0.97%
5 Years	3.43%	3.43%
10 Years(a)	3.54%	3.54%

Class C Shares			0.84%	1.43%
1 Year	2.01%	1.02%
5 Years	3.45%	3.45%
10 Years	3.25%	3.25%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-0.47%
5 Years	4.03%
10 Years	3.62%

Class B Shares
1 Year	-1.17%
5 Years	3.92%
10 Years(a)	3.49%

Class C Shares
1 Year	0.82%
5 Years	3.91%
10 Years	3.19%

(Historical Performance and footnotes continued on next page)

AB MUNICIPAL INCOME FUND II •	17

Historical Performance

AB MINNESOTA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.05%, 1.82% and 1.81% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.85%, 1.60% and 1.60% for Class A, Class B and Class C shares, respectively. These waivers/ reimbursements may not be terminated before September 30, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2015.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance and footnotes continued on next page)

18	• AB MUNICIPAL INCOME FUND II

Historical Performance

AB NEW JERSEY PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			1.92%	3.24%
1 Year	2.93%	-0.14%
5 Years	4.15%	3.50%
10 Years	3.93%	3.62%

Class B Shares			1.23%	2.08%
1 Year	2.17%	-0.81%
5 Years	3.42%	3.42%
10 Years(a)	3.51%	3.51%

Class C Shares			1.24%	2.10%
1 Year	2.17%	1.18%
5 Years	3.43%	3.43%
10 Years	3.22%	3.22%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2015 (unaudited)
				SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year				-0.02%
5 Years				3.98%
10 Years				3.62%

Class B Shares
1 Year				-0.72%
5 Years				3.88%
10 Years(a)				3.50%

Class C Shares
1 Year				1.27%
5 Years				3.88%
10 Years				3.21%

(Historical Performance and footnotes continued on next page)

AB MUNICIPAL INCOME FUND II •	19

Historical Performance

AB NEW JERSEY PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.97%, 1.73% and 1.72% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.82%, 1.57% and 1.57% for Class A, Class B and Class C shares, respectively. These waivers/ reimbursements may not be terminated before September 30, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2015.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance and footnotes continued on next page)

20	• AB MUNICIPAL INCOME FUND II

Historical Performance

AB OHIO PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			1.84%	2.99%
1 Year	3.43%	0.31%
5 Years	3.48%	2.85%
10 Years	3.79%	3.47%

Class B Shares			1.13%	1.84%
1 Year	2.57%	-0.43%
5 Years	2.74%	2.74%
10 Years(a)	3.35%	3.35%

Class C Shares			1.16%	1.89%
1 Year	2.57%	1.57%
5 Years	2.74%	2.74%
10 Years	3.05%	3.05%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2015 (unaudited)
				SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year				0.30%
5 Years				3.25%
10 Years				3.45%

Class B Shares
1 Year				-0.35%
5 Years				3.16%
10 Years(a)				3.34%

Class C Shares
1 Year				1.64%
5 Years				3.16%
10 Years				3.05%

(Historical Performance and footnotes continued on next page)

AB MUNICIPAL INCOME FUND II •	21

Historical Performance

AB OHIO PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.98%, 1.75% and 1.74% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.80%, 1.55% and 1.55% for Class A, Class B and Class C shares, respectively. These waivers/ reimbursements may not be terminated before September 30, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2015.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance and footnotes continued on next page)

22	• AB MUNICIPAL INCOME FUND II

Historical Performance

AB PENNSYLVANIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			1.40%	2.22%
1 Year	3.43%	0.36%
5 Years	4.25%	3.61%
10 Years	4.01%	3.69%

Class B Shares			0.66%	1.05%
1 Year	2.67%	-0.33%
5 Years	3.52%	3.52%
10 Years(a)	3.56%	3.56%

Class C Shares			0.71%	1.13%
1 Year	2.57%	1.57%
5 Years	3.51%	3.51%
10 Years	3.27%	3.27%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2015 (unaudited)
				SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year				0.07%
5 Years				4.11%
10 Years				3.69%

Class B Shares
1 Year				-0.46%
5 Years				4.03%
10 Years(a)				3.56%

Class C Shares
1 Year				1.54%
5 Years				4.03%
10 Years				3.28%

(Historical Performance and footnotes continued on next page)

AB MUNICIPAL INCOME FUND II •	23

Historical Performance

AB PENNSYLVANIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.01%, 1.79% and 1.77% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.85%, 1.60% and 1.60% for Class A, Class B and Class C shares, respectively. These waivers/ reimbursements may not be terminated before September 30, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2015.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance and footnotes continued on next page)

24	• AB MUNICIPAL INCOME FUND II

Historical Performance

AB VIRGINIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			1.63%	2.66%
1 Year	3.31%	0.17%
5 Years	4.50%	3.87%
10 Years	4.34%	4.02%

Class B Shares			0.92%	1.50%
1 Year	2.65%	-0.35%
5 Years	3.80%	3.80%
10 Years(a)	3.91%	3.91%

Class C Shares			0.94%	1.53%
1 Year	2.56%	1.56%
5 Years	3.78%	3.78%
10 Years	3.62%	3.62%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2015 (unaudited)
				SEC Returns (reflects applicable sales charges)
Class A Shares
1 Year				0.00%
5 Years				4.30%
10 Years				4.00%

Class B Shares
1 Year				-0.55%
5 Years				4.24%
10 Years(a)				3.88%

Class C Shares
1 Year				1.37%
5 Years				4.22%
10 Years				3.59%

(Historical Performance and footnotes continued on next page)

AB MUNICIPAL INCOME FUND II •	25

Historical Performance

AB VIRGINIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.87%, 1.63% and 1.63% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.80%, 1.55% and 1.55% for Class A, Class B and Class C shares, respectively. These waivers/ reimbursements may not be terminated before September 30, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2015.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

26	• AB MUNICIPAL INCOME FUND II

Historical Performance

FUND EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AB Arizona Portfolio

	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,025.80	$4.00	0.79%
Hypothetical**	$1,000	$1,021.05	$3.99	0.79%
Class B
Actual	$1,000	$1,022.00	$7.78	1.54%
Hypothetical**	$1,000	$1,017.30	$7.77	1.54%
Class C
Actual	$1,000	$1,022.00	$7.78	1.54%
Hypothetical**	$1,000	$1,017.30	$7.77	1.54%

AB MUNICIPAL INCOME FUND II •	27

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

AB Massachusetts Portfolio

	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,022.40	$3.89	0.77%
Hypothetical**	$1,000	$1,021.15	$3.89	0.77%
Class B
Actual	$1,000	$1,018.60	$7.67	1.52%
Hypothetical**	$1,000	$1,017.40	$7.67	1.52%
Class C
Actual	$1,000	$1,018.60	$7.67	1.52%
Hypothetical**	$1,000	$1,017.40	$7.67	1.52%

AB Michigan Portfolio

	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,026.40	$4.31	0.85%
Hypothetical**	$1,000	$1,020.75	$4.29	0.85%
Class B
Actual	$1,000	$1,022.60	$8.09	1.60%
Hypothetical**	$1,000	$1,017.00	$8.07	1.60%
Class C
Actual	$1,000	$1,022.60	$8.09	1.60%
Hypothetical**	$1,000	$1,017.00	$8.07	1.60%

AB Minnesota Portfolio

	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,021.80	$4.35	0.86%
Hypothetical**	$1,000	$1,020.70	$4.34	0.86%
Class B
Actual	$1,000	$1,017.00	$8.12	1.61%
Hypothetical**	$1,000	$1,016.95	$8.12	1.61%
Class C
Actual	$1,000	$1,018.00	$8.12	1.61%
Hypothetical**	$1,000	$1,016.95	$8.12	1.61%

28	• AB MUNICIPAL INCOME FUND II

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

AB New Jersey Portfolio

	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,022.70	$4.15	0.82%
Hypothetical**	$1,000	$1,020.90	$4.14	0.82%
Class B
Actual	$1,000	$1,018.90	$7.92	1.57%
Hypothetical**	$1,000	$1,017.15	$7.92	1.57%
Class C
Actual	$1,000	$1,020.00	$7.93	1.57%
Hypothetical**	$1,000	$1,017.15	$7.92	1.57%

AB Ohio Portfolio

	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,023.90	$4.05	0.80%
Hypothetical**	$1,000	$1,021.00	$4.04	0.80%
Class B
Actual	$1,000	$1,019.10	$7.82	1.55%
Hypothetical**	$1,000	$1,017.25	$7.82	1.55%
Class C
Actual	$1,000	$1,020.10	$7.83	1.55%
Hypothetical**	$1,000	$1,017.25	$7.82	1.55%

AB Pennsylvania Portfolio

	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,023.30	$4.30	0.85%
Hypothetical**	$1,000	$1,020.75	$4.29	0.85%
Class B
Actual	$1,000	$1,019.50	$8.08	1.60%
Hypothetical**	$1,000	$1,017.00	$8.07	1.60%
Class C
Actual	$1,000	$1,019.50	$8.08	1.60%
Hypothetical**	$1,000	$1,017.00	$8.07	1.60%

AB MUNICIPAL INCOME FUND II •	29

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

AB Virginia Portfolio

	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,022.40	$4.04	0.80%
Hypothetical**	$1,000	$1,021.00	$4.04	0.80%
Class B
Actual	$1,000	$1,019.50	$7.83	1.55%
Hypothetical**	$1,000	$1,017.25	$7.82	1.55%
Class C
Actual	$1,000	$1,018.70	$7.82	1.55%
Hypothetical**	$1,000	$1,017.25	$7.82	1.55%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

30	• AB MUNICIPAL INCOME FUND II

Fund Expenses

BOND RATING SUMMARY*

November 30, 2015 (unaudited)

*	All data are as of November 30, 2015. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the Standard & Poor’s Ratings Services (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies, including when there is a split rating. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by US government securities and therefore are deemed high-quality investment-grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

AB MUNICIPAL INCOME FUND II •	31

Bond Rating Summary

BOND RATING SUMMARY*

November 30, 2015 (unaudited)

*	All data are as of November 30, 2015. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using S&P, Moody’s and Fitch. The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies, including when there is a split rating. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by US government securities and therefore are deemed high-quality investment-grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

32	• AB MUNICIPAL INCOME FUND II

Bond Rating Summary

BOND RATING SUMMARY*

November 30, 2015 (unaudited)

*	All data are as of November 30, 2015. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using S&P, Moody’s and Fitch. The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies, including when there is a split rating. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by US government securities and therefore are deemed high-quality investment-grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

AB MUNICIPAL INCOME FUND II •	33

Bond Rating Summary

BOND RATING SUMMARY*

November 30, 2015 (unaudited)

*	All data are as of November 30, 2015. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using S&P, Moody’s and Fitch. The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies, including when there is a split rating. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by US government securities and therefore are deemed high-quality investment-grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

34	• AB MUNICIPAL INCOME FUND II

Bond Rating Summary

AB ARIZONA PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.4%
Long-Term Municipal Bonds – 97.4%
Arizona – 79.9%
Arizona Department of Transportation State Highway Fund Revenue Series 2011A 5.25%, 7/01/29	$1,500	$1,774,320
Series 2013A 5.00%, 7/01/37	3,000	3,411,300
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease) Series 2006 5.00%, 7/01/26	1,000	1,024,100
Arizona Health Facilities Authority (Beatitudes Campus (The)) Series 2007 5.20%, 10/01/37	1,000	987,720
Arizona Health Facilities Authority (Dignity Health Obligated Group) Series 2009D 5.00%, 7/01/28	1,000	1,105,260
Arizona Health Facilities Authority (Scottsdale Healthcare Hospitals Obligated Group) Series 2014A 5.00%, 12/01/34	3,000	3,359,400
Arizona State University Series 2014 5.00%, 8/01/33	2,050	2,332,101
City of Glendale AZ Water & Sewer Revenue Series 2012 5.00%, 7/01/28	2,000	2,305,440
City of Mesa AZ (City of Mesa AZ Excise Tax) Series 2013 5.00%, 7/01/32	5,000	5,656,550
City of Phoenix Civic Improvement Corp. (City of Phoenix Civic Improvement – Airport) Series 2008A 5.00%, 7/01/26	4,080	4,471,231
Series 2010A 5.00%, 7/01/31	2,000	2,232,400
City of Show Low AZ ACA Series 2000 6.00%, 1/01/18	385	385,350

AB MUNICIPAL INCOME FUND II •	35

AB Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

City of Tucson AZ Water System Revenue Series 2012 5.00%, 7/01/28-7/01/29	$2,360	$2,750,427
County of Pima AZ Sewer System Revenue Series 2011B 5.00%, 7/01/26	1,000	1,169,080
AGM Series 2010 5.00%, 7/01/25	2,000	2,305,680
County of Pinal AZ Series 2014 5.00%, 8/01/32	4,540	5,198,073
Downtown Phoenix Hotel Corp. FGIC Series 2005A 5.00%, 7/01/29 (Pre-refunded/ETM)	1,400	1,405,180
Estrella Mountain Ranch Community Facilities District (Estrella Mountain Ranch CFD Desert Village) Series 2002 7.375%, 7/01/27	860	862,391
Estrella Mountain Ranch Community Facilities District (Estrella Mountain Ranch CFD Golf Village) Series 2001A 7.875%, 7/01/25	1,595	1,597,967
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax) Series 2012C 5.00%, 7/01/38	2,500	2,772,900
Greater Arizona Development Authority NATL Series 2005B 5.00%, 8/01/25	230	230,800
Hassayampa Community Facilities District Series 2000 7.50%, 7/01/24	290	291,157
Industrial Development Authority of the City of Phoenix (The) (Great Hearts Academies) Series 2012 6.00%, 7/01/32	250	266,658
Industrial Development Authority of the City of Phoenix (The) (JMF-Higley 2012 LLC) Series 2012 5.00%, 12/01/32	2,500	2,761,875
Industrial Development Authority of the County of Pima (The) (Horizon Community Learning Center) Series 2005 5.125%, 6/01/20	1,280	1,282,624

36	• AB MUNICIPAL INCOME FUND II

AB Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Mohave County Industrial Development Authority (Mohave Prison LLC) Series 2008 8.00%, 5/01/25	$2,000	$2,256,360
Northern Arizona University BAM Series 2015 5.00%, 6/01/34	1,000	1,131,500
Pima County Regional Transportation Authority (Pima County Regional Transportation Authority Excise Tax) Series 2011 5.00%, 6/01/26	3,000	3,466,080
Pinal County Industrial Development Authority (Florence West Prison LLC) ACA Series 2006A 5.25%, 10/01/22	1,400	1,429,442
Salt River Project Agricultural Improvement & Power District Series 2012A 5.00%, 12/01/29	1,500	1,774,800
Series 2015A 5.00%, 12/01/35	2,000	2,342,780
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	1,000	1,121,830
5.25%, 12/01/22-12/01/23	1,165	1,353,409
State of Arizona COP AGM Series 2008A 5.00%, 9/01/24 (Pre-refunded/ETM)	6,000	6,552,300
State of Arizona Lottery Revenue AGM Series 2010A 5.00%, 7/01/28	6,000	6,723,900
Student & Academic Services LLC (Northern Arizona Capital Facilities Finance Corp.) BAM Series 2014 5.00%, 6/01/44	1,200	1,337,808
Sundance Community Facilities District Assessment District No 1 Series 2002 7.75%, 7/01/22	359	359,255
Town of Buckeye AZ (Town of Buckeye AZ Excise Tax) Series 2015 5.00%, 7/01/35	3,450	3,916,061

AB MUNICIPAL INCOME FUND II •	37

AB Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Tucson Airport Authority, Inc. AMBAC Series 2001 5.35%, 6/01/31	$6,475	$6,497,922
Tucson Industrial Development Authority (University of Arizona) AMBAC Series 2002A 5.00%, 7/15/32	985	985,630
University of Arizona Series 2014 5.00%, 8/01/33	3,765	4,307,649
Western Maricopa Education Center District No 402 Series 2014B 4.50%, 7/01/33-7/01/34	3,940	4,308,455

		101,805,165

Florida – 2.5%
City of Orlando FL Series 2014A 5.25%, 11/01/33	1,820	2,132,712
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2015 5.00%, 6/01/35	1,000	1,087,410

		3,220,122

Illinois – 2.8%
Cook County Forest Preserve District Series 2012C 5.00%, 12/15/32	2,360	2,518,238
Metropolitan Pier & Exposition Authority Series 2012B 5.00%, 12/15/28	1,000	1,089,960

		3,608,198

Louisiana – 0.4%
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge) Series 2015A 6.25%, 11/15/45	500	500,710

Massachusetts – 0.7%
Commonwealth of Massachusetts NATL Series 2000F 0.15%, 12/01/30(a)	700	645,748
NATL Series 2000G 0.12%, 12/01/30(a)	225	207,576

		853,324

38	• AB MUNICIPAL INCOME FUND II

AB Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Minnesota – 1.0%
Western Minnesota Municipal Power Agency Series 2015A 5.00%, 1/01/34	$1,130	$1,332,812

Nebraska – 1.0%
Omaha Public Power District Series 2014A 5.00%, 2/01/32	1,165	1,336,139

New York – 1.1%
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.) AMBAC Series 1987A 0.529%, 3/01/27(a)	500	469,236
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 7/01/28	820	899,220

		1,368,456

North Carolina – 0.9%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 7/01/37	600	601,818
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/35	500	520,605

		1,122,423

Puerto Rico – 3.0%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/17	1,855	1,915,473
Series 2008 5.125%, 12/01/27	385	415,103
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Ascension Health Credit Group) Series 2000A 6.125%, 11/15/30	1,500	1,540,725

		3,871,301

AB MUNICIPAL INCOME FUND II •	39

AB Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Texas – 3.2%
North Texas Tollway Authority Series 2015A 5.00%, 1/01/34	$1,000	$1,124,040
Series 2015B 5.00%, 1/01/34	1,300	1,466,673
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	840	1,008,067
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	420	495,630

		4,094,410

Washington – 0.9%
Port of Seattle WA Series 2015A 5.00%, 4/01/40	1,000	1,128,410

Total Municipal Obligations (cost $118,823,240)		124,241,470

	Shares
SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.16%(b)(c) (cost $1,368,385)	1,368,385	1,368,385

Total Investments – 98.5% (cost $120,191,625)		125,609,855
Other assets less liabilities – 1.5%		1,884,576

Net Assets – 100.0%		$127,494,431

INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$600	9/15/20	1.455%	CPI#	$1,830
JPMorgan Chase Bank, NA	700	9/4/20	1.465%	CPI#	1,699

					$3,529

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

40	• AB MUNICIPAL INCOME FUND II

AB Arizona Portfolio—Portfolio of Investments

(a)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2015 and the aggregate market value of these securities amounted to $1,322,560 or 1.04% of net assets.

(b)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of November 30, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 24.4% and 6.4%, respectively.

Glossary:

ACA	– ACA Financial Guaranty Corporation
AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
BAM	– Build American Mutual
CFD	– Community Facilities District
COP	– Certificate of Participation
ETM	– Escrowed to Maturity
FGIC	– Financial Guaranty Insurance Company
NATL	– National Interstate Corporation

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	41

AB Arizona Portfolio—Portfolio of Investments

AB MASSACHUSETTS PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.5%
Long-Term Municipal Bonds – 98.5%
Massachusetts – 82.9%
Boston Water & Sewer Commission Series 2009A 5.00%, 11/01/26 (Pre-refunded/ETM)	$2,000	$2,268,340
Series 2010A 5.00%, 11/01/29-11/01/30	5,000	5,690,080
City of Fall River MA AGM Series 2008 5.00%, 7/15/28	5,085	5,561,922
City of Springfield MA AGM Series 2007 5.00%, 8/01/19	2,565	2,688,607
Commonwealth of Massachusetts Series 2008A 5.00%, 9/01/28	2,800	3,087,952
Series 2015A 5.00%, 7/01/35	10,000	11,781,600
NATL Series 2000E 0.135%, 12/01/30(a)	1,350	1,245,378
NATL Series 2000F 0.15%, 12/01/30(a)	1,225	1,130,060
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax) Series 2013 5.00%, 6/01/31	2,500	2,894,050
AGM Series 2005A 3.33%, 6/01/20(b)	2,000	2,114,980
Marthas Vineyard Land Bank BAM Series 2014 5.00%, 5/01/31-5/01/32	2,830	3,275,418
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax) Series 2010B 5.00%, 7/01/28-7/01/29	1,670	1,937,387
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF) Series 2009 5.00%, 8/01/25	3,000	3,426,810
Massachusetts Department of Transportation Series 2010B 5.00%, 1/01/26	6,900	7,802,037
Massachusetts Development Finance Agency Series 2008 5.00%, 9/01/21 (Pre-refunded/ETM)	3,000	3,338,730

42	• AB MUNICIPAL INCOME FUND II

AB Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

5.00%, 9/01/22 (Pre-refunded/ETM)	$3,000	$3,338,730
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014N 5.00%, 7/01/44	7,000	7,706,650
Massachusetts Development Finance Agency (Bentley University) Series 2010 5.00%, 7/01/28	4,500	5,081,355
Massachusetts Development Finance Agency (Berkshire Health Systems, Inc. Obligated Group) Series 2012G 5.00%, 10/01/30-10/01/31	3,970	4,400,337
Massachusetts Development Finance Agency (Boston College) Series 2010R-1 5.00%, 7/01/31	3,250	3,700,385
Massachusetts Development Finance Agency (Boston University) Series 2009V-1 5.00%, 10/01/29	3,300	3,688,839
Massachusetts Development Finance Agency (Brandeis University) Series 2008N 5.00%, 10/01/26-10/01/27	3,300	3,631,019
Series 2010O-2 5.00%, 10/01/28	3,500	3,942,820
Massachusetts Development Finance Agency (Children’s Hospital Corp. (The)) Series 2014P 5.00%, 10/01/34	1,055	1,211,362
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.) Series 2013E 5.00%, 11/01/38	5,000	5,635,650
Massachusetts Development Finance Agency (MCPHS University) Series 2013F 4.00%, 7/01/32	1,000	1,045,210
Massachusetts Development Finance Agency (Merrimack College) Series 2012A 5.00%, 7/01/27-7/01/32	3,980	4,221,415
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.) Series 2007G 5.00%, 7/01/27	950	1,007,475

AB MUNICIPAL INCOME FUND II •	43

AB Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Sterling and Francine Clark Art Institute) Series 2011 5.00%, 7/01/31	$7,000	$7,956,480
Massachusetts Development Finance Agency (Trustees of The Deerfield Academy (The)) Series 2010 5.00%, 10/01/30	5,000	5,769,100
Massachusetts Development Finance Agency (Whitehead Institute for Biomedical Research) Series 2011 5.00%, 6/01/26	1,460	1,709,207
Series 2011A 5.00%, 6/01/27-6/01/28	3,225	3,759,642
Massachusetts Health & Educational Facilities Authority Series 2009O 5.75%, 7/01/26 (Pre-refunded/ETM)	5,500	6,188,655
Massachusetts Health & Educational Facilities Authority (Berklee College of Music, Inc.) Series 2007A 5.00%, 10/01/32	3,000	3,203,190
Massachusetts Health & Educational Facilities Authority (Foundation of Massachusetts Eye & Ear Obligated Group) Series 2010C 5.375%, 7/01/35	1,005	1,101,400
Massachusetts Health & Educational Facilities Authority (Milford Regional Medical Center Obligated Group) Series 2007E 5.00%, 7/15/22	1,220	1,265,238
Massachusetts Health & Educational Facilities Authority (Northeastern University) Series 2010A 5.00%, 10/01/28-10/01/29	7,025	7,962,002
Massachusetts Health & Educational Facilities Authority (President and Fellows of Harvard College) Series 2009A 5.25%, 11/15/23	2,000	2,250,200
Massachusetts Health & Educational Facilities Authority (Sterling and Francine Clark Art Institute) Series 2010B 5.00%, 7/01/30	3,860	4,416,844

44	• AB MUNICIPAL INCOME FUND II

AB Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Massachusetts Health & Educational Facilities Authority (Suffolk University) Series 2009A 6.00%, 7/01/24	$2,000	$2,264,500
Massachusetts Health & Educational Facilities Authority (Winchester Hospital) Series 2010 5.25%, 7/01/38	2,500	2,759,125
Massachusetts Health & Educational Facilities Authority (Woods Hole Oceanographic Institution) Series 2008B 5.25%, 6/01/26	1,905	2,099,501
5.375%, 6/01/27	3,060	3,380,198
Massachusetts Port Authority Series 2010B 5.00%, 7/01/34	2,750	3,124,632
Series 2012B 5.00%, 7/01/32	1,430	1,653,080
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2011B 5.00%, 10/15/32	3,720	4,337,036
Series 2013A 5.00%, 5/15/32	2,500	2,909,475
Series 2015B 5.00%, 1/15/30	3,770	4,486,602
Massachusetts Water Resources Authority Series 2011B 5.00%, 8/01/26-8/01/29	4,425	5,237,791
Metropolitan Boston Transit Parking Corp. Series 2011 5.00%, 7/01/27	6,000	6,945,480
University of Massachusetts Building Authority Series 20082 5.00%, 5/01/27 (Pre-refunded/ETM)	1,180	1,296,619
University of Massachusetts Building Authority (University of Massachusetts) Series 20141 5.00%, 11/01/44	2,000	2,290,500

		195,221,095

Arizona – 2.2%
Arizona Sports & Tourism Authority Series 2012A 5.00%, 7/01/29	4,065	4,437,842

AB MUNICIPAL INCOME FUND II •	45

AB Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	$660	$740,408

		5,178,250

California – 0.7%
California Statewide Communities Development Authority Series 2008 6.25%, 8/15/28 (Pre-refunded/ETM)	1,055	1,207,342
California Statewide Communities Development Authority (Enloe Medical Center) Series 2008A 5.50%, 8/15/23	360	403,657

		1,610,999

Connecticut – 0.5%
State of Connecticut Series 2015F 5.00%, 11/15/32(c)	1,000	1,164,380

Florida – 1.9%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 4/01/33	1,000	1,109,030
County of Miami-Dade FL Aviation Revenue Series 2014 5.00%, 10/01/27	3,000	3,424,680

		4,533,710

Georgia – 0.2%
City of Atlanta GA (Eastside Project/Atlanta) Series 2005B 5.60%, 1/01/30	500	501,700

Illinois – 1.6%
Illinois Finance Authority (Advocate Health Care Network Obligated Group) Series 2014 5.00%, 8/01/33	1,900	2,147,627
Illinois Finance Authority (Plymouth Place, Inc.) Series 2015 5.00%, 5/15/37	1,050	1,051,543

46	• AB MUNICIPAL INCOME FUND II

AB Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax) Series 2005 6.25%, 1/01/24	$500	$497,625

		3,696,795

Kentucky – 0.4%
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway) Series 2015A 5.00%, 7/01/40	1,000	1,074,770

Michigan – 1.2%
Michigan Finance Authority (MidMichigan Obligated Group) Series 2014 5.00%, 6/01/34	1,000	1,097,070
Michigan Public Power Agency Series 2012A 5.00%, 1/01/32	1,605	1,733,914

		2,830,984

New York – 2.5%
Metropolitan Transportation Authority Series 2011D 5.00%, 11/15/28	5,065	5,842,680

North Carolina – 0.4%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 7/01/37	1,000	1,003,030

Ohio – 0.6%
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC) Series 2006 3.625%, 12/01/33	1,295	1,319,501

Pennsylvania – 0.5%
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/34	1,140	1,248,824

AB MUNICIPAL INCOME FUND II •	47

AB Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 1.2%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/20	$695	$713,035
Series 2008 5.125%, 12/01/27	1,965	2,118,644

		2,831,679

Texas – 1.3%
North Texas Tollway Authority Series 2015A 5.00%, 1/01/34	1,000	1,124,040
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	1,090	1,308,087
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	545	643,138

		3,075,265

Wisconsin – 0.4%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax) Series 2011 6.50%, 2/01/31(d)	750	881,693

Total Municipal Obligations (cost $215,626,225)		232,015,355

	Shares
SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.16%(e)(f) (cost $1,181,685)	1,181,685	1,181,685

Total Investments – 99.0% (cost $216,807,910)		233,197,040
Other assets less liabilities – 1.0%		2,354,607

Net Assets – 100.0%		$235,551,647

48	• AB MUNICIPAL INCOME FUND II

AB Massachusetts Portfolio—Portfolio of Investments

INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$1,200	9/15/20	1.455%	CPI#	$3,660
JPMorgan Chase Bank, NA	1,200	9/04/20	1.465%	CPI#	2,913

					$6,573

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$8,000	12/01/17	SIFMA*	3.792%	$610,054

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2015 and the aggregate market value of these securities amounted to $2,375,438 or 1.01% of net assets.

(b)	Variable rate coupon, rate shown as of November 30, 2015.

(c)	When-Issued or delayed delivery security.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, the market value of this security amounted to $881,693 or 0.4% of net assets.

(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of November 30, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.9% and 0.0%, respectively.

Glossary:

AGM	– Assured Guaranty Municipal
BAM	– Build American Mutual
ETM	– Escrowed to Maturity
NATL	– National Interstate Corporation
SRF	– State Revolving Fund

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	49

AB Massachusetts Portfolio—Portfolio of Investments

AB MICHIGAN PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.8%
Long-Term Municipal Bonds – 99.8%
Michigan – 79.9%
Birmingham City School District/MI Series 2015 5.00%, 5/01/30	$1,000	$1,192,750
City of Detroit MI Series 2010 5.00%, 11/01/30	2,000	2,108,360
City of Detroit MI Sewage Disposal System Revenue Series 2012A 5.00%, 7/01/32	2,000	2,156,560
City of Grand Rapids MI Sanitary Sewer System Revenue Series 2012 5.00%, 1/01/30	1,180	1,356,221
City of Holland MI Series 2014A 5.00%, 7/01/33	1,250	1,407,575
Detroit City School District Series 2012A 5.00%, 5/01/31	2,365	2,576,999
Dexter Community Schools AGM Series 2008 5.00%, 5/01/25	1,250	1,365,050
Lansing Community College Series 2012 5.00%, 5/01/32	1,240	1,421,772
Michigan Finance Authority Series 2010A 5.00%, 12/01/27 (Pre-refunded/ETM)	10	10,763
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue) Series 2014D4 5.00%, 7/01/34	1,000	1,081,030
Michigan Finance Authority (Detroit City School District State Aid) Series 2015B 4.75%, 6/01/16(a)	200	201,456
Michigan Finance Authority (Michigan Finance Authority SRF) Series 2012 5.00%, 10/01/30	1,000	1,168,300
Michigan Finance Authority (Oakwood Obligated Group) Series 2013 5.00%, 8/15/31	1,500	1,677,480

50	• AB MUNICIPAL INCOME FUND II

AB Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Public Lighting Authority) Series 2014B 5.00%, 7/01/31	$1,165	$1,281,710
Michigan Finance Authority (Trinity Health Corp. Obligated Group) Series 2010A 5.00%, 12/01/27	990	1,126,966
Michigan Public Power Agency Series 2012A 5.00%, 1/01/32	1,875	2,025,600
Michigan State Building Authority (Michigan State Building Authority Lease) Series 2015I 5.00%, 4/15/33	2,250	2,602,642
Michigan State Hospital Finance Authority (Henry Ford Health System Obligated Group) Series 2006A 5.25%, 11/15/32	1,600	1,662,416
Michigan State Housing Development Authority (Danbury Superior Ltd. Dividend Housing Association LP) Series 2002A 5.30%, 6/01/35	2,255	2,262,577
Michigan State University Series 2013A 5.00%, 8/15/38	2,000	2,271,640
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group) Series 2013 8.50%, 12/01/30(a)	640	609,158
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group) Series 2013 5.50%, 6/01/47	500	521,310
Michigan Strategic Fund (Michigan Strategic Fund State Lease) Series 2011 5.25%, 10/15/31	2,150	2,441,798
Oakland University Series 2012 5.00%, 3/01/27-3/01/32	2,600	2,916,769
Plymouth Educational Center Charter School Series 2005 5.125%, 11/01/18	1,050	957,306

AB MUNICIPAL INCOME FUND II •	51

AB Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

State of Michigan (State of Michigan Fed Hwy Grant) AGM Series 2007 5.25%, 9/15/26	$2,500	$2,679,450
Wayne County Airport Authority Series 2014B 5.00%, 12/01/44	1,000	1,097,890

		42,181,548

Florida – 1.0%
Pinellas County Educational Facilities Authority (Barry University, Inc.) Series 2012 5.00%, 10/01/27	500	544,540

Georgia – 2.7%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport) Series 2014B 5.00%, 1/01/32	1,250	1,448,525

Illinois – 0.9%
Village of Antioch IL (Village of Antioch IL Spl Tax) Series 2003 6.625%, 3/01/33	467	467,009

Massachusetts – 0.9%
Massachusetts Development Finance Agency (Merrimack College) Series 2012A 5.25%, 7/01/42	450	468,234

New York – 3.2%
New York City Municipal Water Finance Authority Series 2014D 5.00%, 6/15/39	1,000	1,142,300
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.) XLCA Series 2004A 0.137%, 1/01/39(b)	300	266,130
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.) AMBAC Series 1987A 0.529%, 3/01/27(b)	300	281,542

		1,689,972

52	• AB MUNICIPAL INCOME FUND II

AB Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 6.6%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/17	$1,215	$1,254,609
Series 2008 5.125%, 12/01/27	145	156,338
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Ascension Health Credit Group) Series 2000A 6.125%, 11/15/30	2,000	2,054,300

		3,465,247

Tennessee – 0.8%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University) Series 2012 5.00%, 11/01/29	400	436,684

Texas – 3.8%
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax) Series 2014A 5.00%, 12/01/32	1,000	1,170,390
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	470	564,038
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	235	277,316

		2,011,744

Total Municipal Obligations (cost $50,595,824)		52,713,503

Total Investments – 99.8% (cost $50,595,824)		52,713,503
Other assets less liabilities – 0.2%		84,711

Net Assets – 100.0%		$52,798,214

AB MUNICIPAL INCOME FUND II •	53

AB Michigan Portfolio—Portfolio of Investments

INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$300	9/15/20	1.455%	CPI#	$915
JPMorgan Chase Bank, NA	300	9/04/20	1.465%	CPI#	728

					$1,643

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, the aggregate market value of these securities amounted to $810,614 or 1.5% of net assets.

(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2015 and the aggregate market value of these securities amounted to $547,672 or 1.04% of net assets.

As of November 30, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.7% and 0.0%, respectively.

Glossary:

AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
ETM	– Escrowed to Maturity
SRF	– State Revolving Fund
XLCA	– XL Capital Assurance Inc.

See notes to financial statements.

54	• AB MUNICIPAL INCOME FUND II

AB Michigan Portfolio—Portfolio of Investments

AB MINNESOTA PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.2%
Long-Term Municipal Bonds – 99.2%
Minnesota – 99.2%
Anoka-Hennepin Independent School District No 11 COP Series 2014A 5.00%, 2/01/34	$1,695	$1,897,044
Central Minnesota Municipal Power Agency Series 2012 5.00%, 1/01/32	2,200	2,426,028
City of Center City MN (Hazelden Betty Ford Foundation) Series 2014 5.00%, 11/01/29-11/01/44	800	899,843
City of Maple Grove MN (Maple Grove Hospital Corp.) Series 2007 5.00%, 5/01/22	650	680,986
City of Minneapolis MN Series 2010 4.875%, 8/01/25 (Pre-refunded/ETM)	1,170	1,291,025
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2015A 5.00%, 11/15/33	1,000	1,133,190
City of Minneapolis MN (Minneapolis Common Bond Fund) Series 20102A 6.25%, 12/01/30	1,000	1,221,810
City of Minneapolis MN/St Paul Housing & Redevelopment Authority (Children’s Health Care) Series 2010A 5.25%, 8/15/25-8/15/35	1,500	1,705,925
City of Minnetonka MN (Minnetonka Heights LP) Series 1999A 5.30%, 1/20/27	1,620	1,620,340
City of Rochester MN (Mayo Clinic) Series 2010D 5.00%, 11/15/38	1,000	1,120,360
City of St Cloud MN (CentraCare Health System Obligated Group) Series 2010A 5.125%, 5/01/30	1,500	1,692,885
City of St Louis Park MN Series 2009 5.50%, 7/01/29 (Pre-refunded/ETM)	1,150	1,327,031

AB MUNICIPAL INCOME FUND II •	55

AB Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

City of St Paul MN (City of St Paul MN Sales Tax) Series 2014G 5.00%, 11/01/30-11/01/32	$2,900	$3,327,988
City of St Paul MN Recreational Facilities Revenue (Highland National Project) Series 2005 5.00%, 10/01/20-10/01/25	2,750	2,760,178
City of White Bear Lake MN (Renova Partners LP) Series 2001 5.60%, 10/01/30	1,000	993,150
Cloquet Independent School District No 94 Series 2015B 5.00%, 2/01/31	2,200	2,584,736
County of Hennepin MN Sales Tax Revenue Series 2008B 5.00%, 12/15/23	3,475	3,765,823
Housing & Redevelopment Authority of The City of St Paul Minnesota (Allina Health System) Series 2009 A-2 5.25%, 11/15/28	1,200	1,361,580
Housing & Redevelopment Authority of The City of St Paul Minnesota (Block 19 Ramp Parking Project) Series 2010A 5.00%, 8/01/30	1,870	2,073,400
Housing & Redevelopment Authority of The City of St Paul Minnesota (HealthEast Obligated Group) Series 2015A 5.00%, 11/15/40	600	643,746
Housing & Redevelopment Authority of The City of St Paul Minnesota (HealthPartners Obligated Group) Series 2015A 5.00%, 7/01/32	1,000	1,145,680
Hutchinson Utilities Commission Series 2012A 5.00%, 12/01/25	420	493,177
Minneapolis-St Paul Metropolitan Airports Commission Series 2010A 5.00%, 1/01/30	1,250	1,409,725
Series 2012B 5.00%, 1/01/29	1,250	1,431,237

56	• AB MUNICIPAL INCOME FUND II

AB Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Minnesota Agricultural & Economic Development Board (Essentia Health) AGC Series 2008 C-1 5.50%, 2/15/25	$1,000	$1,144,200
Minnesota Higher Education Facilities Authority (Carleton College) Series 2010D 5.00%, 3/01/30	2,000	2,231,600
Minnesota Higher Education Facilities Authority (College of St Scholastica, Inc.) Series 2010H 5.125%, 12/01/30	1,000	1,069,320
Minnesota Higher Education Facilities Authority (Gustavus Adolphus College) Series 2010B 5.00%, 10/01/31	2,770	3,064,119
Minnesota Higher Education Facilities Authority (St Catherine University) Series 2012S 5.00%, 10/01/32	1,400	1,481,130
Minnesota Higher Education Facilities Authority (St Olaf College) Series 2010 7-F 5.00%, 10/01/20	700	793,590
Series 20158 5.00%, 12/01/32	1,000	1,168,780
Minnesota Higher Education Facilities Authority (University of St Thomas/Minneapolis) Series 2009 7-A 5.00%, 10/01/29	1,000	1,128,910
Minnesota Municipal Power Agency Series 2014 5.00%, 10/01/32	750	866,175
New Prague Independent School District No 721 Series 2015A 4.00%, 2/01/32	1,000	1,085,390
North St Paul-Maplewood-Oakdale Independent School District No 622 AGM Series 2006B 5.00%, 8/01/20	3,425	3,594,983
Northern Municipal Power Agency Series 2010A-2 5.00%, 1/01/23-1/01/24	4,135	4,691,607
St Paul Port Authority (Amherst H Wilder Foundation/MN) Series 2010-3 5.00%, 12/01/29	2,445	2,704,903

AB MUNICIPAL INCOME FUND II •	57

AB Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

St Paul Port Authority (St Paul Port Authority State Lease) Series 2013-3 5.00%, 12/01/24	$3,945	$4,770,018
State of Minnesota Series 2008A 5.00%, 6/01/21 (Pre-refunded/ETM)	2,000	2,202,860
State of Minnesota (State of Minnesota Pub Safety Communications) AGC Series 2009 5.00%, 6/01/21	1,970	2,237,033
University of Minnesota Series 2014B 4.00%, 1/01/32	2,000	2,121,840
5.00%, 1/01/39	1,500	1,718,385
Waconia Independent School District No 110 Series 2015B 4.00%, 2/01/34	1,545	1,657,661
Western Minnesota Municipal Power Agency Series 2014A 5.00%, 1/01/40	2,500	2,818,025

Total Investments – 99.2% (cost $76,935,879)		81,557,416
Other assets less liabilities – 0.8%		697,750

Net Assets – 100.0%		$82,255,166

INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$400	9/15/20	1.455%	CPI#	$1,220
JPMorgan Chase Bank, NA	400	9/04/20	1.465%	CPI#	971

					$2,191

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

58	• AB MUNICIPAL INCOME FUND II

AB Minnesota Portfolio—Portfolio of Investments

INTEREST RATE SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,500	8/01/16	SIFMA*	4.071%	$103,902

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

As of November 30, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.6% and 0.0%, respectively.

Glossary:

AGC	– Assured Guaranty Corporation
AGM	– Assured Guaranty Municipal
COP	– Certificate of Participation
ETM	– Escrowed to Maturity

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	59

AB Minnesota Portfolio—Portfolio of Investments

AB NEW JERSEY PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.3%
Long-Term Municipal Bonds – 99.3%
New Jersey – 70.6%
County of Middlesex NJ Series 2015 5.00%, 6/01/19	$2,195	$2,493,344
Landis Sewage Authority NATL Series 1993 9.907%, 9/19/19(a)	1,150	1,293,612
Middlesex County Improvement Authority (Skyline Obligated Group) Series 2001 5.25%, 7/01/21	595	596,345
Morris-Union Jointure Commission COP AGM Series 2013 5.00%, 8/01/26	3,320	3,661,362
New Jersey Economic Development Authority AGM Series 2007U 5.00%, 9/01/22 (Pre-refunded/ETM)	1,440	1,544,803
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2013 5.00%, 3/01/30	4,000	4,187,680
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.) Series 2002 6.50%, 4/01/28	1,000	1,220,030
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 1/01/28	1,000	1,093,680
5.50%, 1/01/27	1,000	1,141,910
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2012 5.00%, 6/01/32	4,000	4,466,400
New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 9/15/29	1,165	1,266,751
New Jersey Educational Facilities Authority (Kean University) AGM Series 2015H 5.00%, 7/01/34	2,500	2,809,375

60	• AB MUNICIPAL INCOME FUND II

AB New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Jersey Educational Facilities Authority (Princeton Theological Seminary) Series 2010A 5.00%, 7/01/28	$5,000	$5,780,950
New Jersey Educational Facilities Authority (Stockton University) Series 2008A 5.50%, 7/01/23	4,500	4,954,635
New Jersey Health Care Facilities Financing Authority AGC Series 2004A 5.25%, 7/01/23 (Pre-refunded/ETM)	2,085	2,539,593
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008A 5.125%, 7/01/22	1,000	1,097,720
New Jersey Health Care Facilities Financing Authority (Hackensack University Medical Center) Series 2010 5.00%, 1/01/34	1,940	2,084,743
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.) Series 2010 5.00%, 7/01/25	2,100	2,257,878
New Jersey Health Care Facilities Financing Authority (Palisades Medical Center Obligated Group) Series 2013 5.25%, 7/01/31	1,800	1,992,870
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) NATL Series 2006A 5.00%, 6/15/18	3,400	3,450,524
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2015A 5.25%, 6/15/41(b)	1,250	1,310,150
New Jersey Turnpike Authority Series 2013A 5.00%, 1/01/43	5,200	5,741,372
Series 2013C 0.56%, 1/01/18(c)	1,000	984,510
North Hudson Sewerage Authority/NJ NATL Series 2001A Zero Coupon, 8/01/24 (Pre-refunded/ETM)	8,875	7,406,099

AB MUNICIPAL INCOME FUND II •	61

AB New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Rutgers The State University of New Jersey Series 2009F 5.00%, 5/01/30	$1,000	$1,123,050
Series 2013L 5.00%, 5/01/30	4,500	5,207,220
Tobacco Settlement Financing Corp./NJ Series 20071A 5.00%, 6/01/41	2,000	1,614,020
Union County Improvement Authority (Township of Union NJ/Union County Lease) NATL Series 2003A 5.25%, 8/15/23	2,885	2,895,126
Union County Utilities Authority (County of Union NJ Lease) Series 2011A 5.25%, 12/01/31	4,560	4,934,331

		81,150,083

California – 1.5%
California Statewide Communities Development Authority Series 2008 6.25%, 8/15/28 (Pre-refunded/ETM)	1,165	1,333,226
California Statewide Communities Development Authority (Enloe Medical Center) Series 2008A 5.50%, 8/15/23	400	448,508

		1,781,734

District of Columbia – 3.1%
District of Columbia (District of Columbia Pers Income Tax) Series 2009B 5.25%, 12/01/26	3,070	3,547,017

Florida – 0.1%
Hammock Bay Community Development District Series 2004A 6.15%, 5/01/24	130	130,758

Idaho – 3.5%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant) Series 2014 5.00%, 7/15/31	3,600	4,068,576

62	• AB MUNICIPAL INCOME FUND II

AB New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Illinois – 1.9%
Kane Cook & DuPage Counties School District No U-46 Elgin Series 2015D 5.00%, 1/01/34	$1,000	$1,112,910
Metropolitan Pier & Exposition Authority Series 2015B 5.00%, 12/15/45	1,000	1,051,550

		2,164,460

Maryland – 0.9%
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center, Inc.) Series 2015 5.00%, 7/01/45	1,000	1,069,850

Massachusetts – 0.2%
Commonwealth of Massachusetts NATL Series 2000G 0.12%, 12/01/30(d)	200	184,512

New York – 10.5%
New York State Dormitory Authority Series 2012D 5.00%, 2/15/29 (Pre-refunded/ETM)	290	349,111
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2012D 5.00%, 2/15/29	1,750	2,043,528
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.) AMBAC Series 1987A 0.529%, 3/01/27(d)	470	441,082
Port Authority of New York & New Jersey Series 2012 5.00%, 7/15/30	4,250	4,843,895
Series 2014 5.00%, 9/01/31	1,100	1,255,342
Port Authority of New York & New Jersey (JFK International Air Terminal LLC) NATL Series 1997 5.75%, 12/01/22	3,175	3,186,493

		12,119,451

Ohio – 0.1%
Columbiana County Port Authority 7.125%, 8/01/25	500	95,000

AB MUNICIPAL INCOME FUND II •	63

AB New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

10.635%, 8/01/25	$67	$12,789

		107,789

Pennsylvania – 4.4%
Delaware River Port Authority Series 2010D 5.00%, 1/01/28-1/01/29	4,530	5,037,911

Puerto Rico – 1.5%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/17	1,310	1,352,706
Series 2008 5.125%, 12/01/27	305	328,848

		1,681,554

Texas – 1.0%
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Austin Public Schools, Inc.) Series 2014A 5.00%, 8/15/34	1,000	1,132,460

Total Investments – 99.3% (cost $105,851,432)		114,176,155
Other assets less liabilities – 0.7%		768,128

Net Assets – 100.0%		$114,944,283

INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$600	9/15/20	1.455%	CPI#	$1,830
JPMorgan Chase Bank, NA	600	9/04/20	1.465%	CPI#	1,457

					$3,287

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

64	• AB MUNICIPAL INCOME FUND II

AB New Jersey Portfolio—Portfolio of Investments

INTEREST RATE SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,000	10/21/16	SIFMA*	4.129%	$119,115

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Variable rate coupon, rate shown as of November 30, 2015.

(b)	When-Issued or delayed delivery security.

(c)	Floating Rate Security. Stated interest rate was in effect at November 30, 2015.

(d)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2015 and the aggregate market value of these securities amounted to $625,594 or 0.54% of net assets.

As of November 30, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 25.8% and 10.1%, respectively.

Glossary:

AGC	– Assured Guaranty Corporation
AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
COP	– Certificate of Participation
ETM	– Escrowed to Maturity
NATL	– National Interstate Corporation

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	65

AB New Jersey Portfolio—Portfolio of Investments

AB OHIO PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.8%
Long-Term Municipal Bonds – 97.8%
Ohio – 81.2%
Central Ohio Solid Waste Authority Series 2012 5.00%, 12/01/29 (Pre-refunded/ETM)	$155	$188,024
City of Akron OH (City of Akron OH Income Tax) Series 2012A 5.00%, 12/01/31	4,500	5,130,000
City of Cleveland OH Series 2012 5.00%, 12/01/28	2,215	2,559,100
City of Cleveland OH (City of Cleveland OH Income Tax) Series 2008 5.25%, 5/15/24 (Pre-refunded/ETM)	2,500	2,769,375
City of Cleveland OH Airport System Revenue AMBAC Series 2006A 5.00%, 1/01/23	4,000	4,155,200
City of Columbus OH Series 2014A 4.00%, 2/15/28	3,510	3,876,128
Cleveland Department of Public Utilities Division of Public Power NATL Series 2006A 5.00%, 11/15/18 (Pre-refunded/ETM)	1,135	1,184,009
5.00%, 11/15/18	1,030	1,072,261
Cleveland Department of Public Utilities Division of Water NATL Series 2007O 5.00%, 1/01/23 (Pre-refunded/ETM)	2,500	2,620,475
Cleveland Municipal School District Series 2015A 5.00%, 12/01/33	3,000	3,419,460
Cleveland State University Series 2012 5.00%, 6/01/30	3,000	3,379,530
Columbiana County Port Authority 7.125%, 8/01/25	500	95,000
10.635%, 8/01/25	67	12,789
County of Allen OH (Mercy Health/OH) Series 2010B 5.25%, 9/01/27	2,350	2,705,485
County of Cuyahoga OH AGC Series 2004 5.00%, 11/15/19	1,515	1,519,075

66	• AB MUNICIPAL INCOME FUND II

AB Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

County of Cuyahoga OH (County of Cuyahoga OH Lease) Series 2010F 5.25%, 12/01/25	$3,200	$3,760,192
County of Cuyahoga OH (County of Cuyahoga OH Sales Tax) Series 2014 5.00%, 12/01/34	1,000	1,165,210
County of Franklin OH (Agler Green LP) Series 2002A 5.65%, 5/20/32	770	770,824
5.80%, 5/20/44	1,150	1,151,242
County of Franklin OH (First Community Village Obligated Group) Series 2013 5.625%, 7/01/47	865	837,917
County of Hamilton OH (Life Enriching Communities Obligated Group) Series 2012 5.00%, 1/01/42	1,625	1,675,716
County of Hamilton OH Sewer System Revenue Series 2013A 5.00%, 12/01/31	4,305	5,012,699
Cuyahoga Community College District Series 2009C 5.00%, 8/01/24	1,545	1,767,017
Dayton-Montgomery County Port Authority (StoryPoint Troy Project) Series 20151 7.00%, 1/15/40	575	576,857
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease) Series 2014 5.00%, 12/01/31	1,300	1,505,855
Gallia County Local School District Series 2014 5.00%, 11/01/29	2,000	2,341,380
Kent State University Series 2012A 5.00%, 5/01/30-5/01/31	4,005	4,530,966
Miami University/Oxford OH Series 2011 5.00%, 9/01/31	1,000	1,143,900
Mount Healthy City School District Series 2015 5.00%, 12/01/33	1,000	1,143,080

AB MUNICIPAL INCOME FUND II •	67

AB Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Northeast Ohio Regional Sewer District Series 2013 5.00%, 11/15/43	$3,000	$3,382,920
Oak Hills Local School District AGM Series 2005 5.00%, 12/01/25	1,000	1,000,000
Ohio Higher Educational Facility Commission (Denison University) Series 2012 5.00%, 11/01/32	590	665,308
Ohio Higher Educational Facility Commission (University of Dayton) Series 2011A 5.375%, 12/01/30	750	866,655
Ohio University Series 2013 5.00%, 12/01/32	3,120	3,551,153
Ohio Water Development Authority (FirstEnergy Nuclear Generation LLC) Series 2008C 3.95%, 11/01/32	1,200	1,238,220
Princeton City School District Series 2014 4.00%, 12/01/31	1,000	1,066,130
5.00%, 12/01/39	750	854,790
RiverSouth Authority Series 2005A 5.00%, 12/01/24 (Pre-refunded/ETM)	3,590	3,590,000
Summit County Development Finance Authority Series 2012 5.00%, 12/01/25	3,760	4,495,569
Toledo-Lucas County Port Authority (Cargill, Inc.) Series 2004B 4.50%, 12/01/15	2,500	2,500,000
Toledo-Lucas County Port Authority (CSX Transportation, Inc.) Series 1992 6.45%, 12/15/21	1,270	1,545,831
University of Akron (The) Series 2014A 5.00%, 1/01/32	4,080	4,623,864

		91,449,206

California – 0.7%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 7/01/37(a)	750	799,230

68	• AB MUNICIPAL INCOME FUND II

AB Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

State of California Series 2004 5.25%, 4/01/29	$5	$5,019

		804,249

Florida – 2.4%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 4/01/33	1,000	1,109,030
County of Miami-Dade FL Aviation Revenue Series 2014A 5.00%, 10/01/33	1,300	1,439,646
Hammock Bay Community Development District Series 2004A 6.15%, 5/01/24	190	191,108

		2,739,784

Georgia – 0.4%
City of Atlanta GA (Eastside Project/Atlanta) Series 2005B 5.60%, 1/01/30	500	501,700

Illinois – 3.1%
Illinois State Toll Highway Authority Series 2013A 5.00%, 1/01/32	2,250	2,530,417
Village of Antioch IL (Village of Antioch IL Spl Tax) Series 2003 6.625%, 3/01/33	902	902,018

		3,432,435

Massachusetts – 0.5%
Commonwealth of Massachusetts NATL Series 2000G 0.12%, 12/01/30(b)	625	576,599

New York – 4.2%
Metropolitan Transportation Authority Series 2011D 5.00%, 11/15/29	3,365	3,857,434
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 7/01/28	745	816,975

		4,674,409

AB MUNICIPAL INCOME FUND II •	69

AB Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

North Carolina – 0.4%
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/35	$375	$390,454

Puerto Rico – 0.4%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2008 5.125%, 12/01/27	375	404,321

Tennessee – 0.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University) Series 2012 5.00%, 11/01/29	630	687,777

Texas – 3.9%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas) Series 2014A 5.00%, 8/15/39	1,000	1,119,580
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2014 5.00%, 9/01/31	1,025	1,171,432
North Texas Tollway Authority Series 2015B 5.00%, 1/01/34	700	789,747
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	740	888,059
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	370	436,626

		4,405,444

Total Municipal Obligations (cost $104,507,053)		110,066,378

70	• AB MUNICIPAL INCOME FUND II

AB Ohio Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.16%(c)(d) (cost $1,484,768)	1,484,768	$1,484,768

Total Investments – 99.1% (cost $105,991,821)		111,551,146
Other assets less liabilities – 0.9%		1,007,913

Net Assets – 100.0%		$112,559,059

INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$600	9/15/20	1.455%	CPI#	$1,830
JPMorgan Chase Bank, NA	600	9/04/20	1.465%	CPI#	1,457

					$3,287

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS (see Note D)

			Rate Type
Clearing Broker/ (Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,600	8/01/16	SIFMA*	4.071%	$106,870

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

AB MUNICIPAL INCOME FUND II •	71

AB Ohio Portfolio—Portfolio of Investments

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, the market value of this security amounted to $799,230 or 0.7% of net assets.

(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2015 and the aggregate market value of this security amounted to $576,599 or 0.51% of net assets.

(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of November 30, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 11.0% and 3.5%, respectively.

Glossary:

AGC	– Assured Guaranty Corporation
AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
ETM	– Escrowed to Maturity
NATL	– National Interstate Corporation

See notes to financial statements.

72	• AB MUNICIPAL INCOME FUND II

AB Ohio Portfolio—Portfolio of Investments

AB PENNSYLVANIA PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.0%
Long-Term Municipal Bonds – 98.0%
Pennsylvania – 82.1%
Adams County Industrial Development Authority (Gettysburg College) Series 2010 5.00%, 8/15/25	$1,090	$1,246,491
Allegheny County Industrial Development Authority (Residential Resources, Inc./PA) Series 2006 5.00%, 9/01/21	500	506,915
Allegheny County Sanitary Authority NATL Series 2005A 5.00%, 12/01/24	3,490	3,490,000
Bensalem Township School District Series 2013 5.00%, 6/01/30	3,345	3,884,448
Bucks County Water & Sewer Authority AGM Series 2011 5.00%, 12/01/29	1,255	1,415,251
Carlisle Area School District Series 2011 5.00%, 9/01/25	4,000	4,706,160
City of Philadelphia PA Series 2014A 5.25%, 7/15/31	2,500	2,879,150
City of Pittsburgh PA AGM Series 2006C 5.25%, 9/01/17 (Pre-refunded/ETM)	2,000	2,071,400
Commonwealth of Pennsylvania Series 2013 5.00%, 4/01/28	2,800	3,233,524
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2010 6.125%, 1/01/45	300	318,537
Delaware County Authority (Elwyn) Series 2010 5.00%, 6/01/25	1,645	1,713,086
Delaware County Regional Water Quality Control Authority Series 2013 5.00%, 5/01/30	2,070	2,372,820
Delaware River Port Authority Series 2010D 5.00%, 1/01/29	4,470	4,949,988

AB MUNICIPAL INCOME FUND II •	73

AB Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Montgomery County Industrial Development Authority/PA Series 2010 5.25%, 8/01/33 (Pre-refunded/ETM)	$735	$866,977
Moon Industrial Development Authority (Baptist Home Society Obligated Group) Series 2015 5.75%, 7/01/35	765	763,179
New Wilmington Municipal Authority (Westminster College/PA) AGC Series 2007 5.00%, 5/01/27	1,040	1,076,244
Norristown Area School District COP Series 2012 5.00%, 4/01/32	1,000	1,045,690
Northampton County General Purpose Authority (Lafayette College) Series 2013A 5.00%, 11/01/32	2,000	2,298,000
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The)) Series 2012A 5.00%, 11/01/32	2,000	2,173,740
Pennsylvania Higher Educational Facilities Authority (Bryn Mawr College) Series 2014 5.00%, 12/01/44	1,000	1,133,870
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University) Series 2010 5.00%, 3/01/27-3/01/28	2,850	3,203,751
Pennsylvania Industrial Development Authority Series 2008 5.50%, 7/01/23 (Pre-refunded/ETM)	1,060	1,184,540
Pennsylvania Intergovernmental Cooperation Authority Series 2009 5.00%, 6/15/23	4,000	4,552,600
Pennsylvania Turnpike Commission Series 2010B2 5.00%, 12/01/30(a)	2,185	2,369,611
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015A 6.375%, 6/01/40	400	396,328

74	• AB MUNICIPAL INCOME FUND II

AB Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (LLPCS Foundation) Series 2005A 5.25%, 7/01/24(b)(c)	$350	$217,000
Philadelphia Authority for Industrial Development (Temple University) Series 20162 5.00%, 4/01/29(d)	1,000	1,146,350
Philadelphia Gas Works Co. Series 20109 5.00%, 8/01/30	2,000	2,225,160
Philadelphia Parking Authority (The) (Philadelphia Airport Parking) Series 2009 5.00%, 9/01/26	2,725	3,114,430
Pittsburgh Public Parking Authority NATL Series 2005A 5.00%, 12/01/19	2,435	2,435,000
Reading Area Water Authority Series 2011 5.00%, 12/01/31	1,000	1,107,820
School District of Philadelphia (The) Series 2011E 5.25%, 9/01/23	4,000	4,519,680
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Sales Tax) AGM Series 2010 5.00%, 2/01/31	1,075	1,190,025
Township of Lower Paxton PA Series 2014 5.00%, 4/01/44	4,000	4,485,240
University of Pittsburgh-of the Commonwealth System of Higher Education Series 2014A 4.00%, 9/15/37	3,320	3,470,031
Wilkes-Barre Finance Authority (University of Scranton (The)) Series 2010 5.00%, 11/01/30	2,500	2,781,000
Wilkes-Barre Finance Authority (Wilkes University) Series 2007 5.00%, 3/01/22	510	530,176

		81,074,212

AB MUNICIPAL INCOME FUND II •	75

AB Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

District of Columbia – 3.1%
District of Columbia (District of Columbia Pers Income Tax) Series 2009B 5.25%, 12/01/26	$2,625	$3,032,873

Florida – 0.2%
Hammock Bay Community Development District Series 2004A 6.15%, 5/01/24	190	191,108

Illinois – 0.9%
Village of Antioch IL (Village of Antioch IL Spl Tax) Series 2003 6.625%, 3/01/33	934	934,019

Massachusetts – 1.8%
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2013A 5.00%, 5/15/32	1,500	1,745,685

New York – 7.2%
New York City Municipal Water Finance Authority Series 2014D 5.00%, 6/15/39	1,000	1,142,300
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012B 5.00%, 11/01/30	1,735	2,026,688
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.) AMBAC Series 1987A 0.529%, 3/01/27(e)	490	459,851
Triborough Bridge & Tunnel Authority Series 2011A 5.00%, 1/01/28	3,000	3,497,670

		7,126,509

Puerto Rico – 1.3%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2008 5.125%, 12/01/27	1,180	1,272,264

76	• AB MUNICIPAL INCOME FUND II

AB Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Texas – 1.4%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas) Series 2014A 5.00%, 8/15/39	$1,200	$1,343,496

Total Municipal Obligations (cost $90,296,853)		96,720,166

	Shares
SHORT-TERM INVESTMENTS – 2.0%
Investment Companies – 2.0%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.16%(f)(g) (cost $1,949,805)	1,949,805	1,949,805

Total Investments – 100.0% (cost $92,246,658)		98,669,971
Other assets less liabilities – 0.0%		15,670

Net Assets – 100.0%		$98,685,641

INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$500	9/15/20	1.455%	CPI#	$1,525
JPMorgan Chase Bank, NA	500	9/04/20	1.465%	CPI#	1,214

					$2,739

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(b)	Illiquid security.

(c)	Security is in default and is non-income producing.

(d)	When-Issued or delayed delivery security.

(e)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2015 and the aggregate market value of this security amounted to $459,851 or 0.47% of net assets.

(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

AB MUNICIPAL INCOME FUND II •	77

AB Pennsylvania Portfolio—Portfolio of Investments

As of November 30, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 12.5% and 2.1%, respectively.

Glossary:

AGC	– Assured Guaranty Corporation
AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
COP	– Certificate of Participation
ETM	– Escrowed to Maturity
NATL	– National Interstate Corporation

See notes to financial statements.

78	• AB MUNICIPAL INCOME FUND II

AB Pennsylvania Portfolio—Portfolio of Investments

AB VIRGINIA PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.6%
Long-Term Municipal Bonds – 98.6%
Virginia – 74.4%
Arlington County Industrial Development Authority (AHC LP-3/VA) Series 2001 5.15%, 11/01/31	$1,370	$1,370,603
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 3/01/45(a)	585	594,307
Chesterfield County Economic Development Authority (Brandermill Woods) Series 2012 5.125%, 1/01/43	1,000	1,023,800
City of Chesapeake VA Series 2010D 5.00%, 12/01/25	2,275	2,665,140
City of Hampton VA Series 2010A 5.00%, 1/15/21	1,750	1,953,385
City of Newport News VA Series 2014A 5.00%, 7/15/30-7/15/32	2,000	2,357,390
City of Richmond VA Series 2009A 5.00%, 7/15/27	1,400	1,584,534
City of Richmond VA (City of Richmond VA Public Utility Revenue) Series 2009 5.00%, 1/15/28	1,000	1,111,340
Series 2013A 5.00%, 1/15/29	1,970	2,304,604
City of Suffolk VA Series 2010A 5.00%, 8/01/22	2,080	2,433,101
Series 2011 5.00%, 2/01/26	5,060	5,851,789
NATL Series 2007A 5.00%, 2/01/20 (Pre-refunded/ETM)	1,710	1,797,740
5.00%, 2/01/20	1,290	1,352,784
City of Virginia Beach VA Water & Sewer System Revenue Series 2005 5.00%, 10/01/30	2,000	2,006,480
County of Henrico VA Series 2008A 5.00%, 12/01/26 (Pre-refunded/ETM)	1,000	1,119,600

AB MUNICIPAL INCOME FUND II •	79

AB Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 2010 5.00%, 7/15/24	$6,600	$7,681,014
County of Henrico VA Water & Sewer Revenue Series 2009 5.00%, 5/01/25	1,165	1,311,266
Series 2009A 5.00%, 5/01/27	1,200	1,345,524
County of Isle Wight VA Series 2008B 6.00%, 7/01/27 (Pre-refunded/ETM)	3,500	4,035,990
Culpeper County Economic Development Authority Series 2014 4.00%, 6/01/29	2,955	3,223,757
Dullles Town Center Community Development Authority Series 2012 4.25%, 3/01/26	1,000	992,560
Economic Development Authority of the City of Roanoke VA (City of Roanoke VA Lease) Series 2015 5.00%, 10/15/35	1,750	2,042,057
Fairfax County Economic Development Authority (County of Fairfax VA Lease) Series 2014A 5.00%, 10/01/34	1,000	1,164,180
Fairfax County Economic Development Authority (Fairfax County EDA Transportation Impt Dist) Series 2011 5.00%, 4/01/28	8,635	9,846,059
Fairfax County Economic Development Authority (Goodwin House, Inc.) Series 2007 5.00%, 10/01/22	1,000	1,068,480
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2009C 5.00%, 5/15/25	1,000	1,123,710
Series 2012 5.00%, 5/15/35	1,800	2,025,396
Series 2014A 5.00%, 5/15/44	2,000	2,247,340
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax) Series 2015 5.00%, 6/15/30-6/15/31	5,000	5,844,540

80	• AB MUNICIPAL INCOME FUND II

AB Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Hampton Roads Sanitation District Series 2008 5.00%, 4/01/25 (Pre-refunded/ETM)	$6,650	$7,292,789
Hanover County Economic Development Authority (Covenant Woods) Series 2012A 5.00%, 7/01/42	2,000	2,039,200
Harrisonburg Industrial Development Authority (Rockingham Memorial Hospital) AMBAC Series 2006 5.00%, 8/15/22-8/15/25	7,850	8,101,085
Henrico County Economic Development Authority (Bon Secours Health System, Inc. Obligated Group) Series 2013 5.00%, 11/01/30	2,000	2,232,080
James City County Economic Development Authority AGM Series 2006 5.00%, 6/15/22 (Pre-refunded/ETM)	4,385	4,669,280
Lexington Industrial Development Authority (VMI Obligated Group) Series 2006B 5.00%, 12/01/30	3,885	4,333,562
Loudoun County Sanitation Authority Series 2010 5.00%, 1/01/29	3,820	4,332,300
Montgomery County Industrial Development Authority/VA (Montgomery County Industrial Development Authority/VA Lease) Series 2008 5.00%, 2/01/24	2,000	2,158,940
Mosaic District Community Development Authority Series 2011A 6.875%, 3/01/36	250	286,863
Newport News Redevelopment & Housing Authority (Walker-Newport News LP) Series 2002A 5.55%, 9/20/34	1,880	1,881,730
5.65%, 3/20/44	1,660	1,661,594
Norfolk Economic Development Authority (Bon Secours Health System, Inc. Obligated Group) Series 2013 5.00%, 11/01/29	2,200	2,465,452

AB MUNICIPAL INCOME FUND II •	81

AB Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Prince William County Industrial Development Authority (George Mason University Foundation Prince William Life Sciences LAB LLC) Series 2011 5.50%, 9/01/31	$3,750	$4,378,950
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) AGM Series 2005C 5.00%, 7/01/27	3,000	3,381,990
Tobacco Settlement Financing Corp./VA Series 2007B1 5.00%, 6/01/47	4,000	3,074,240
Town of Leesburg VA Series 2011A 5.00%, 1/15/24	2,040	2,378,334
Virginia College Building Authority (Liberty University, Inc.) Series 2010 5.25%, 3/01/29	5,000	5,757,000
Virginia College Building Authority (Marymount University) Series 2015A 5.00%, 7/01/30(a)	1,615	1,722,527
Virginia College Building Authority (Roanoke College) Series 2007 5.00%, 4/01/23	1,000	1,054,260
Virginia Commonwealth University Health System Authority Series 2011 5.00%, 7/01/27	1,000	1,155,860
Virginia Port Authority Series 2010 5.00%, 7/01/30	2,250	2,488,477
Series 2015A 5.00%, 7/01/35	4,500	5,052,960
Virginia Resources Authority Series 2009 5.00%, 10/01/25 (Pre-refunded/ETM)	3,345	3,846,215
Virginia Resources Authority (Virginia Pooled Financing Program Infrastructure) Series 2011B 5.00%, 11/01/26	5,000	5,933,400
Virginia Resources Authority (Virginia Resources Authority SRF) Series 2013 5.00%, 10/01/25	4,000	4,894,600

82	• AB MUNICIPAL INCOME FUND II

AB Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2012 5.25%, 1/01/32	$2,500	$2,715,225
5.50%, 1/01/42	1,000	1,082,960
Virginia Small Business Financing Authority (Hampton University) Series 2014 5.25%, 10/01/29	4,125	4,770,686
Virginia Small Business Financing Authority (Wellmont Health System) Series 2007A 5.125%, 9/01/22	710	751,350
Winchester Economic Development Authority (Valley Health Obligated Group) Series 2015 5.00%, 1/01/34-1/01/35	3,500	3,961,125

		173,333,504

Arizona – 2.2%
Arizona Sports & Tourism Authority Series 2012A 5.00%, 7/01/29	3,945	4,306,836
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	705	790,890

		5,097,726

California – 1.3%
California Statewide Communities Development Authority Series 2008 6.25%, 8/15/28 (Pre-refunded/ETM)	1,910	2,185,804
California Statewide Communities Development Authority (Enloe Medical Center) Series 2008A 5.50%, 8/15/23	660	740,038

		2,925,842

Colorado – 0.6%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2012A 5.00%, 11/15/28	1,220	1,364,716

AB MUNICIPAL INCOME FUND II •	83

AB Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

District of Columbia – 7.0%
Metropolitan Washington Airports Authority Series 2009C 5.125%, 10/01/34	$5,130	$5,609,963
Series 2012A 5.00%, 10/01/30	2,480	2,775,938
Metropolitan Washington Airports Authority (Dulles Toll Road) Series 2010B 6.50%, 10/01/44(b)	4,300	4,563,461
Washington Metropolitan Area Transit Authority Series 2009A 5.25%, 7/01/27	3,000	3,379,260

		16,328,622

Florida – 0.7%
Pinellas County Educational Facilities Authority (Barry University, Inc.) Series 2012 5.00%, 10/01/27	400	435,632
5.25%, 10/01/30	1,000	1,082,050

		1,517,682

Georgia – 0.2%
City of Atlanta GA (Eastside Project/Atlanta) Series 2005B 5.60%, 1/01/30	500	501,700

Illinois – 1.0%
Metropolitan Pier & Exposition Authority Series 2015B 5.00%, 12/15/45	2,200	2,313,410

Massachusetts – 0.5%
Commonwealth of Massachusetts NATL Series 2000G 0.12%, 12/01/30(c)	1,250	1,153,199

Michigan – 0.7%
Michigan Public Power Agency Series 2012A 5.00%, 1/01/32	1,575	1,701,504

Minnesota – 0.5%
Western Minnesota Municipal Power Agency Series 2015A 5.00%, 1/01/34	1,000	1,179,480

84	• AB MUNICIPAL INCOME FUND II

AB Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New York – 3.4%
Metropolitan Transportation Authority Series 2011D 5.00%, 11/15/28-11/15/29	$5,745	$6,605,415
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 7/01/28	1,275	1,398,178

		8,003,593

North Carolina – 0.4%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 7/01/37	1,000	1,003,030

Puerto Rico – 1.7%
Puerto Rico Electric Power Authority NATL Series 2003N 5.25%, 7/01/21	2,000	2,001,620
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/20	1,580	1,621,001
Series 2008 5.125%, 12/01/27	290	312,675

		3,935,296

Texas – 2.5%
North Texas Tollway Authority Series 2015B 5.00%, 1/01/34	1,300	1,466,673
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015B 5.00%, 11/15/36	1,150	1,182,671
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	1,110	1,332,089
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	555	654,939

AB MUNICIPAL INCOME FUND II •	85

AB Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 6/30/43	$1,000	$1,219,490

		5,855,862

Washington – 0.2%
Washington Higher Education Facilities Authority (Whitworth University) Series 2012 5.00%, 10/01/32	400	421,916

Wisconsin – 1.3%
Wisconsin Health & Educational Facilities Authority (Ministry Health Care, Inc.) Series 2012C 5.00%, 8/15/32	2,700	2,996,028

Total Investments – 98.6% (cost $215,075,127)		229,633,110
Other assets less liabilities – 1.4%		3,265,624

Net Assets – 100.0%		$232,898,734

INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$1,200	9/15/20	1.455%	CPI#	$3,660
JPMorgan Chase Bank, NA	1,200	9/04/20	1.465%	CPI#	2,913

					$6,573

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS (see Note D)

			Rate Type
Clearing Broker/ (Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$7,000	12/01/17	SIFMA*	3.792%	$533,797

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

86	• AB MUNICIPAL INCOME FUND II

AB Virginia Portfolio—Portfolio of Investments

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, the aggregate market value of these securities amounted to $2,316,834 or 1.0% of net assets.

(b)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2015 and the aggregate market value of this security amounted to $1,153,199 or 0.50% of net assets.

As of November 30, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 9.8% and 2.8%, respectively.

Glossary:

AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
EDA	– Economic Development Agency
ETM	– Escrowed to Maturity
NATL	– National Interstate Corporation
SRF	– State Revolving Fund

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	87

AB Virginia Portfolio—Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

November 30, 2015 (unaudited)

	AB Arizona		AB Massachusetts
Assets
Investments in securities, at value
Unaffiliated issuers (cost $118,823,240 and $215,626,225, respectively)	$124,241,470		$232,015,355
Affiliated issuers (cost $1,368,385 and $1,181,685, respectively)	1,368,385		1,181,685
Interest and dividends receivable	2,221,909		3,190,190
Receivable for shares of beneficial interest sold	222,807		420,043
Receivable for investment securities sold	138,000		– 0	–
Unrealized appreciation on inflation swaps	3,529		6,573
Unrealized appreciation on interest rate swaps	– 0	–	610,054

Total assets	128,196,100		237,423,900

Liabilities
Payable for shares of beneficial interest redeemed	526,608		383,206
Dividends payable	40,987		120,870
Distribution fee payable	40,125		77,973
Advisory fee payable	25,611		62,795
Administrative fee payable	11,781		11,015
Transfer Agent fee payable	1,874		4,465
Payable for investment securities purchased	– 0	–	1,140,500
Accrued expenses	54,683		71,429

Total liabilities	701,669		1,872,253

Net Assets	$127,494,431		$235,551,647

Composition of Net Assets
Shares of beneficial interest, at par	$114,837		$205,977
Additional paid-in capital	123,571,541		219,337,985
Distributions in excess of net investment income	(51,990)		(361,749)
Accumulated net realized loss on investment transactions	(1,561,716)		(636,323)
Net unrealized appreciation on investments	5,421,759		17,005,757

	$127,494,431		$235,551,647

See notes to financial statements.

88	• AB MUNICIPAL INCOME FUND II

Statement of Assets & Liabilities

Net Asset Value Per Share—unlimited shares authorized, $.01 par

AB Arizona Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$102,481,480	9,227,965	$11.11	*

Class B	$405,876	36,604	$11.09

Class C	$24,607,075	2,219,093	$11.09

AB Massachusetts Portfolio

Class A	$181,853,990	15,895,830	$11.44	*

Class B	$223,172	19,540	$11.42

Class C	$53,474,485	4,682,374	$11.42

*	The maximum offering price per share for Class A of AB Arizona Portfolio and AB Massachusetts Portfolio were $11.45 and $11.79, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	89

Statement of Assets & Liabilities

	AB Michigan		AB Minnesota
Assets
Investments in securities, at value
Unaffiliated issuers (cost $50,595,824 and $76,935,879, respectively)	$52,713,503		$81,557,416
Interest receivable	679,544		1,211,292
Receivable for investment securities sold	30,000		– 0	–
Receivable for shares of beneficial interest sold	5,678		28,617
Unrealized appreciation on inflation swaps	1,643		2,191
Unrealized appreciation on interest rate swaps	– 0	–	103,902

Total assets	53,430,368		82,903,418

Liabilities
Due to custodian	486,852		470,173
Payable for shares of beneficial interest redeemed	39,553		53,280
Distribution fee payable	21,338		25,516
Dividends payable	17,027		22,260
Administrative fee payable	11,781		11,015
Transfer Agent fee payable	1,946		1,566
Advisory fee payable	1,808		14,662
Accrued expenses	51,849		49,780

Total liabilities	632,154		648,252

Net Assets	$52,798,214		$82,255,166

Composition of Net Assets
Shares of beneficial interest, at par	$50,665		$79,185
Additional paid-in capital	53,054,628		77,528,997
Distributions in excess of net investment income	(18,545)		(104,903)
Accumulated net realized gain (loss) on investment transactions	(2,407,856)		24,257
Net unrealized appreciation on investments	2,119,322		4,727,630

	$52,798,214		$82,255,166

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Michigan Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$34,255,538	3,285,358	$10.43	*

Class B	$294,479	28,301	$10.41

Class C	$18,248,197	1,752,791	$10.41

AB Minnesota Portfolio

Class A	$66,532,884	6,406,184	$10.39	*

Class B	$32,430	3,123	$10.38

Class C	$15,689,852	1,509,235	$10.40

*	The maximum offering price per share for Class A of AB Michigan Portfolio and AB Minnesota Portfolio were $10.75 and $10.71, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

90	• AB MUNICIPAL INCOME FUND II

Statement of Assets & Liabilities

	AB New Jersey	AB Ohio
Assets
Investments in securities, at value
Unaffiliated issuers (cost $105,851,432 and $104,507,053, respectively)	$114,176,155	$110,066,378
Affiliated issuers (cost $0 and $1,484,768, respectively)	—	1,484,768
Interest receivable	1,808,947	1,681,335
Receivable for shares of beneficial interest sold	632,514	70,101
Unrealized appreciation on interest rate swaps	119,115	106,870
Unrealized appreciation on inflation swaps	3,287	3,287

Total assets	116,740,018	113,412,739

Liabilities
Due to custodian	50,951	– 0	–
Payable for investment securities purchased	1,281,063	– 0	–
Payable for shares of beneficial interest redeemed	265,751	679,096
Dividends payable	60,601	41,333
Distribution fee payable	39,749	39,176
Advisory fee payable	25,411	22,620
Administrative fee payable	11,015	11,015
Transfer Agent fee payable	2,823	2,029
Accrued expenses	58,371	58,411

Total liabilities	1,795,735	853,680

Net Assets	$114,944,283	$112,559,059

Composition of Net Assets
Shares of beneficial interest, at par	$118,211	$112,963
Additional paid-in capital	111,168,483	112,541,848
Distributions in excess of net investment income	(145,033)	(131,912)
Accumulated net realized loss on investment transactions	(4,644,503)	(5,633,322)
Net unrealized appreciation on investments	8,447,125	5,669,482

	$114,944,283	$112,559,059

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB New Jersey Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$85,969,745	8,842,608	$9.72	*

Class B	$277,604	28,552	$9.72

Class C	$28,696,934	2,949,892	$9.73

AB Ohio Portfolio

Class A	$84,878,021	8,517,196	$9.97	*

Class B	$65,237	6,555	$9.95

Class C	$27,615,801	2,772,501	$9.96

*	The maximum offering price per share for Class A of AB New Jersey Portfolio and AB Ohio Portfolio were $10.02 and $10.28, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	91

Statement of Assets & Liabilities

	AB Pennsylvania		AB Virginia
Assets
Investments in securities, at value
Unaffiliated issuers (cost $90,296,853 and $215,075,127, respectively)	$96,720,166		$229,633,110
Affiliated issuers (cost $1,949,805 and $0, respectively)	1,949,805		—
Cash	– 0	–	162,661
Dividends and interest receivable	1,314,883		2,979,889
Receivable for shares of beneficial interest sold	7,719		204,748
Unrealized appreciation on inflation swaps	2,739		6,573
Unrealized appreciation on interest rate swaps	– 0	–	533,797

Total assets	99,995,312		233,520,778

Liabilities
Payable for investment securities purchased	1,081,340		– 0	–
Payable for shares of beneficial interest redeemed	72,000		241,437
Distribution fee payable	32,408		77,987
Dividends payable	30,976		159,909
Advisory fee payable	21,006		68,425
Administrative fee payable	11,781		11,781
Transfer Agent fee payable	2,600		2,856
Accrued expenses	57,560		59,649

Total liabilities	1,309,671		622,044

Net Assets	$98,685,641		$232,898,734

Composition of Net Assets
Shares of beneficial interest, at par	$93,949		$208,378
Additional paid-in capital	95,008,073		222,808,878
Distributions in excess of net investment income	(44,123)		(374,237)
Accumulated net realized loss on investment transactions	(2,798,310)		(4,842,638)
Net unrealized appreciation on investments	6,426,052		15,098,353

	$98,685,641		$232,898,734

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Pennsylvania Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$76,783,931	7,310,009	$10.50	*

Class B	$117,892	11,222	$10.50

Class C	$21,783,818	2,073,705	$10.50

AB Virginia Portfolio

Class A	$178,861,733	15,993,349	$11.18	*

Class B	$161,539	14,466	$11.17

Class C	$53,875,462	4,830,015	$11.15

*	The maximum offering price per share for Class A of AB Pennsylvania Portfolio and AB Virginia Portfolio were $10.82 and $11.53, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

92	• AB MUNICIPAL INCOME FUND II

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2015 (unaudited)

	AB Arizona		AB Massachusetts
Investment Income
Interest	$2,613,775		$4,597,114
Dividends – Affiliated issuers	680		602

Total income	2,614,455		4,597,716

Expenses
Advisory fee (see Note B)	287,802		535,490
Distribution fee – Class A	128,548		231,311
Distribution fee – Class B	2,034		1,363
Distribution fee – Class C	123,334		263,371
Transfer agency – Class A	19,154		36,119
Transfer agency – Class B	81		61
Transfer agency – Class C	4,667		10,573
Custodian	42,082		50,491
Administrative	29,338		28,095
Audit and tax	20,153		21,071
Legal	15,616		14,218
Trustees’ fees	10,627		10,611
Registration fees	6,068		4,722
Printing	5,677		13,408
Miscellaneous	4,068		9,841

Total expenses before interest expense	699,249		1,230,745
Interest expense	5,614		– 0	–

Total expenses	704,863		1,230,745
Less: expenses waived and reimbursed by the Adviser (see Note B)	(106,367)		(111,787)

Net expenses	598,496		1,118,958

Net investment income	2,015,959		3,478,758

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Investment transactions	226,316		1,322,177
Swaps	– 0	–	148,822
Net change in unrealized appreciation/depreciation of:
Investments	884,310		198,411
Swaps	3,529		(115,360)

Net gain on investment transactions	1,114,155		1,554,050

Net Increase in Net Assets from Operations	$3,130,114		$5,032,808

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	93

Statement of Operations

	AB Michigan		AB Minnesota
Investment Income
Interest	$1,134,896		$1,601,759
Dividends – Affiliated issuers	247		92

Total income	1,135,143		1,601,851

Expenses
Advisory fee (see Note B)	123,066		186,779
Distribution fee – Class A	45,298		84,377
Distribution fee – Class B	1,472		163
Distribution fee – Class C	90,818		77,393
Transfer agency – Class A	12,387		17,292
Transfer agency – Class B	119		14
Transfer agency – Class C	6,557		4,087
Custodian	36,379		39,176
Administrative	29,338		28,095
Audit and tax	20,153		21,071
Legal	15,615		14,218
Trustees’ fees	10,627		10,324
Printing	5,409		7,212
Registration fees	1,821		1,196
Miscellaneous	3,211		3,004

Total expenses before interest expense	402,270		494,401
Interest expense	– 0	–	3,351

Total expenses	402,270		497,752
Less: expenses waived and reimbursed by the Adviser (see Note B)	(100,154)		(83,428)

Net expenses	302,116		414,324

Net investment income	833,027		1,187,527

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Investment transactions	271,117		44,767
Swaps	– 0	–	70,431
Net change in unrealized appreciation/depreciation of:
Investments	223,777		413,775
Swaps	1,643		(64,273)

Net gain on investment transactions	496,537		464,700

Net Increase in Net Assets from Operations	$1,329,564		$1,652,227

See notes to financial statements.

94	• AB MUNICIPAL INCOME FUND II

Statement of Operations

	AB New Jersey	AB Ohio
Investment Income
Interest	$2,428,652	$2,174,147
Dividends – Affiliated issuers	750	917

Total income	2,429,402	2,175,064

Expenses
Advisory fee (see Note B)	260,629	257,468
Distribution fee – Class A	108,825	106,889
Distribution fee – Class B	1,581	570
Distribution fee – Class C	142,295	144,025
Transfer agency – Class A	20,806	22,026
Transfer agency – Class B	93	40
Transfer agency – Class C	6,858	7,543
Custodian	40,981	41,816
Administrative	28,095	28,095
Audit and tax	21,071	21,071
Legal	14,218	14,218
Trustees’ fees	10,324	10,324
Printing	9,114	8,781
Registration fees	1,338	1,004
Miscellaneous	5,907	4,324

Total expenses	672,135	668,194
Less: expenses waived and reimbursed by the Adviser (see Note B)	(87,293)	(101,519)

Net expenses	584,842	566,675

Net investment income	1,844,560	1,608,389

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(279,073)	(317,535)
Swaps	61,180	72,444
Net change in unrealized appreciation/depreciation of:
Investments	981,826	1,242,529
Swaps	(53,817)	(65,076)

Net gain on investment transactions	710,116	932,362

Net Increase in Net Assets from Operations	$2,554,676	$2,540,751

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	95

Statement of Operations

	AB Pennsylvania		AB Virginia
Investment Income
Interest	$1,946,745		$4,521,524
Dividends – Affiliated issuers	1,103		1,052

Total income	1,947,848		4,522,576

Expenses
Advisory fee (see Note B)	222,486		525,412
Distribution fee – Class A	96,521		224,713
Distribution fee – Class B	670		1,077
Distribution fee – Class C	107,657		267,654
Transfer agency – Class A	18,689		33,535
Transfer agency – Class B	56		55
Transfer agency – Class C	5,289		10,136
Custodian	39,510		50,178
Administrative	29,338		29,338
Audit and tax	20,153		21,071
Legal	15,616		15,616
Trustees’ fees	10,529		10,627
Printing	7,168		11,020
Registration fees	2,077		3,245
Miscellaneous	3,392		7,402

Total expenses	579,151		1,211,079
Less: expenses waived and reimbursed by the Adviser (see Note B)	(77,648)		(73,760)

Net expenses	501,503		1,137,319

Net investment income	1,446,345		3,385,257

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Investment transactions	37,378		122,112
Swaps	– 0	–	130,220
Net change in unrealized appreciation/depreciation of:
Investments	724,125		1,593,209
Swaps	2,739		(100,118)

Net gain on investment transactions	764,242		1,745,423

Net Increase in Net Assets from Operations	$2,210,587		$5,130,680

See notes to financial statements.

96	• AB MUNICIPAL INCOME FUND II

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	AB Arizona
	Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,015,959	$2,937,609	$4,844,439
Net realized gain (loss) on investment transactions	226,316	2,089,632	(3,513,960)
Net change in unrealized appreciation/depreciation of investments	887,839	(2,522,554)	7,595,813

Net increase in net assets from operations	3,130,114	2,504,687	8,926,292
Dividends to Shareholders from
Net investment income
Class A	(1,695,714)	(2,467,158)	(4,029,599)
Class B	(5,199)	(8,997)	(18,362)
Class C	(315,046)	(461,454)	(796,478)
Transactions in Shares of Beneficial Interest
Net decrease	(3,420,725)	(3,357,843)	(18,661,575)

Total decrease	(2,306,570)	(3,790,765)	(14,579,722)
Net Assets
Beginning of period	129,801,001	133,591,766	148,171,488

End of period (including distributions in excess of net investment income of ($51,990), ($51,990) and ($74,074) , respectively)	$127,494,431	$129,801,001	$133,591,766

(a)	The Portfolio changed its fiscal year end from September 30 to May 31.

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	97

Statement of Changes in Net Assets

	AB Massachusetts
	Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,478,758	$4,883,121	$8,161,500
Net realized gain (loss) on investment transactions	1,470,999	1,608,971	(3,120,583)
Net change in unrealized appreciation/depreciation of investments	83,051	(1,070,036)	10,434,543

Net increase in net assets from operations	5,032,808	5,422,056	15,475,460
Dividends to Shareholders from
Net investment income
Class A	(2,974,384)	(4,168,201)	(6,835,497)
Class B	(3,394)	(9,066)	(28,357)
Class C	(650,623)	(906,703)	(1,596,381)
Transactions in Shares of Beneficial Interest
Net decrease	(8,755,740)	(6,473,312)	(25,930,851)

Total decrease	(7,351,333)	(6,135,226)	(18,915,626)
Net Assets
Beginning of period	242,902,980	249,038,206	267,953,832

End of period (including distributions in excess of net investment income of ($361,749), ($212,106) and($161,574) , respectively)	$235,551,647	$242,902,980	$249,038,206

(a)	The Portfolio changed its fiscal year end from September 30 to May 31.

See notes to financial statements.

98	• AB MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	AB Michigan
	Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$833,027	$1,179,409	$2,095,017
Net realized gain (loss) on investment transactions	271,117	57,133	(2,272,902)
Net change in unrealized appreciation/depreciation of investments	225,420	(66,218)	4,473,041

Net increase in net assets from operations	1,329,564	1,170,324	4,295,156
Dividends to Shareholders from
Net investment income
Class A	(597,282)	(847,702)	(1,518,517)
Class B	(3,759)	(6,104)	(11,588)
Class C	(231,986)	(325,603)	(564,912)
Transactions in Shares of Beneficial Interest
Net decrease	(3,776,778)	(2,311,237)	(15,153,406)

Total decrease	(3,280,241)	(2,320,322)	(12,953,267)
Net Assets
Beginning of period	56,078,455	58,398,777	71,352,044

End of period (including distributions in excess of net investment income of ($18,545), ($18,545) and ($29,379), respectively)	$52,798,214	$56,078,455	$58,398,777

(a)	The Portfolio changed its fiscal year end from September 30 to May 31.

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	99

Statement of Changes in Net Assets

	AB Minnesota
	Six Months Ended November 30, 2015 (unaudited)		October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,187,527		$1,586,441	$2,491,067
Net realized gain on investment transactions	115,198		44,793	893,795
Net change in unrealized appreciation/depreciation of investments	349,502		(490,589)	1,974,207

Net increase in net assets from operations	1,652,227		1,140,645	5,359,069
Dividends and Distributions to Shareholders from
Net investment income
Class A	(1,070,310)		(1,430,488)	(2,199,013)
Class B	(396)		(854)	(2,473)
Class C	(187,150)		(249,601)	(429,536)
Net realized gain on investment transactions
Class A	– 0	–	(399,039)	– 0	–
Class B	– 0	–	(285)	– 0	–
Class C	– 0	–	(91,759)	– 0	–
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(4,050,394)		1,130,486	(8,329,236)

Total increase (decrease)	(3,656,023)		99,105	(5,601,189)
Net Assets
Beginning of period	85,911,189		85,812,084	91,413,273

End of period (including distributions in excess of net investment income of ($104,903), ($34,574) and ($48,003), respectively)	$82,255,166		$85,911,189	$85,812,084

(a)	The Portfolio changed its fiscal year end from September 30 to May 31.

See notes to financial statements.

100	• AB MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	AB New Jersey
	Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,844,560	$2,713,650	$4,659,523
Net realized gain (loss) on investment transactions	(217,893)	254,034	(2,194,029)
Net change in unrealized appreciation/depreciation of investments	928,009	(1,312,345)	5,253,350

Net increase in net assets from operations	2,554,676	1,655,339	7,718,844
Dividends to Shareholders from
Net investment income
Class A	(1,513,955)	(2,244,582)	(3,842,390)
Class B	(4,312)	(7,651)	(22,686)
Class C	(387,621)	(543,109)	(916,639)
Transactions in Shares of Beneficial Interest
Net decrease	(5,047,526)	(9,715,965)	(19,610,488)

Total decrease	(4,398,738)	(10,855,968)	(16,673,359)
Net Assets
Beginning of period	119,343,021	130,198,989	146,872,348

End of period (including distributions in excess of net investment income of ($145,033), ($83,705) and ($101,274), respectively)	$114,944,283	$119,343,021	$130,198,989

(a)	The Portfolio changed its fiscal year end from September 30 to May 31.

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	101

Statement of Changes in Net Assets

	AB Ohio
	Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,608,389	$2,299,431	$4,187,195
Net realized gain (loss) on investment transactions	(245,091)	4,091	(3,654,532)
Net change in unrealized appreciation/depreciation of investments	1,177,453	(367,217)	5,189,512

Net increase in net assets from operations	2,540,751	1,936,305	5,722,175
Dividends to Shareholders from
Net investment income
Class A	(1,336,742)	(1,876,763)	(3,348,092)
Class B	(1,355)	(2,891)	(13,479)
Class C	(342,630)	(516,978)	(969,577)
Transactions in Shares of Beneficial Interest
Net decrease	(4,893,165)	(2,250,844)	(24,310,367)

Total decrease	(4,033,141)	(2,711,171)	(22,919,340)
Net Assets
Beginning of period	116,592,200	119,303,371	142,222,711

End of period (including distributions in excess of net investment income of ($131,912), ($59,574) and ($91,322), respectively)	$112,559,059	$116,592,200	$119,303,371

(a)	The Portfolio changed its fiscal year end from September 30 to May 31.

See notes to financial statements.

102	• AB MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	AB Pennsylvania
	Six Months Ended November 30, 2015 (unaudited)		October 1, 2014 to May 31, 2015(a)		Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,446,345		$2,039,348		$3,335,494
Net realized gain (loss) on investment transactions	37,378		26,263		(2,861,951)
Net change in unrealized appreciation/depreciation of investments	726,864		(93,796)		6,456,895

Net increase in net assets from operations	2,210,587		1,971,815		6,930,438
Dividends and Distributions to Shareholders from
Net investment income
Class A	(1,192,804)		(1,687,320)		(2,742,320)
Class B	(1,564)		(3,452)		(16,214)
Class C	(251,977)		(348,576)		(576,960)
Net realized gain on investment transactions
Class A	– 0	–	– 0	–	(264,229)
Class B	– 0	–	– 0	–	(2,443)
Class C	– 0	–	– 0	–	(70,468)
Transactions in Shares of Beneficial Interest
Net decrease	(2,788,480)		(4,021,471)		(11,347,968)

Total decrease	(2,024,238)		(4,089,004)		(8,090,164)
Net Assets
Beginning of period	100,709,879		104,798,883		112,889,047

End of period (including distributions in excess of net investment income of ($44,123), ($44,123) and ($52,157), respectively)	$98,685,641		$100,709,879		$104,798,883

(a)	The Portfolio changed its fiscal year end from September 30 to May 31.

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	103

Statement of Changes in Net Assets

	AB Virginia
	Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,385,257	$4,450,717	$7,168,090
Net realized gain (loss) on investment transactions	252,332	331,462	(1,819,542)
Net change in unrealized appreciation/depreciation of investments	1,493,091	(684,061)	10,919,874

Net increase in net assets from operations	5,130,680	4,098,118	16,268,422
Dividends to Shareholders from
Net investment income
Class A	(2,859,805)	(3,716,292)	(5,904,701)
Class B	(2,624)	(8,031)	(26,394)
Class C	(653,766)	(902,137)	(1,498,388)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(5,056,305)	7,782,244	(26,642,385)

Total increase (decrease)	(3,441,820)	7,253,902	(17,803,446)
Net Assets
Beginning of period	236,340,554	229,086,652	246,890,098

End of period (including distributions in excess of net investment income of ($374,237), ($243,299) and ($199,948), respectively)	$232,898,734	$236,340,554	$229,086,652

(a)	The Portfolio changed its fiscal year end from September 30 to May 31.

See notes to financial statements.

104	• AB MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

November 30, 2015 (unaudited)

NOTE A

Significant Accounting Policies

AB Municipal Income Fund II (the “Fund”) which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. Prior to January 20, 2015, the Fund was known as AllianceBernstein Municipal Income Fund II. The Fund operates as a series company currently comprised of eight portfolios: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Michigan Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (the “Portfolios”). Prior to January 20, 2015, the Portfolios were known as Arizona Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Portfolios to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Portfolios’ Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

AB MUNICIPAL INCOME FUND II •	105

Notes to Financial Statements

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Investment companies are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors

106	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

AB MUNICIPAL INCOME FUND II •	107

Notes to Financial Statements

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of November 30, 2015:

AB Arizona Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$117,148,867		$7,092,603		$124,241,470
Short-Term Investments		1,368,385		– 0	–	– 0	–	1,368,385

Total Investments in Securities		1,368,385		117,148,867		7,092,603		125,609,855
Other Financial Instruments*:
Assets:
Inflation (CPI) Swaps		– 0	–	3,529		– 0	–	3,529
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$1,368,385		$117,152,396		$7,092,603		$125,613,384

AB Massachusetts Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$230,514,700		$1,500,655		$232,015,355
Short-Term Investments		1,181,685		– 0	–	– 0	–	1,181,685

Total Investments in Securities		1,181,685		230,514,700		1,500,655		233,197,040
Other Financial Instruments*:
Assets:
Inflation (CPI) Swaps		– 0	–	6,573		– 0	–	6,573
Interest Rate Swaps		– 0	–	610,054		– 0	–	610,054
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$1,181,685		$231,131,327		$1,500,655		$233,813,667

108	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

AB Michigan Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$49,363,996		$3,349,507		$52,713,503

Total Investments in Securities		– 0	–	49,363,996		3,349,507		52,713,503
Other Financial Instruments*:
Assets:
Inflation (CPI) Swaps		– 0	–	1,643		– 0	–	1,643
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^	$	– 0	–	$49,365,639		$3,349,507		$52,715,146

AB Minnesota Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$81,557,416		$ – 0	–	$81,557,416

Total Investments in Securities		– 0	–	81,557,416		– 0	–	81,557,416
Other Financial Instruments*:
Assets:
Inflation (CPI) Swaps		– 0	–	2,191		– 0	–	2,191
Interest Rate Swaps		– 0	–	103,902		– 0	–	103,902
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^	$	– 0	–	$81,663,509		$ – 0	–	$81,663,509

AB New Jersey Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$113,588,497		$587,658		$114,176,155

Total Investments in Securities		– 0	–	113,588,497		587,658		114,176,155
Other Financial Instruments*:
Assets:
Inflation (CPI) Swaps		– 0	–	3,287		– 0	–	3,287
Interest Rate Swaps		– 0	–	119,115		– 0	–	119,115
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^	$	– 0	–	$113,710,899		$587,658		$114,298,557

AB MUNICIPAL INCOME FUND II •	109

Notes to Financial Statements

AB Ohio Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$106,872,211		$3,194,167		$110,066,378
Short-Term Investments		1,484,768		– 0	–	– 0	–	1,484,768

Total Investments in Securities		1,484,768		106,872,211		3,194,167		111,551,146
Other Financial Instruments*:
Assets:
Inflation (CPI) Swaps		– 0	–	3,287		– 0	–	3,287
Interest Rate Swaps		– 0	–	106,870		– 0	–	106,870
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$1,484,768		$106,982,368		$3,194,167		$111,661,303

AB Pennsylvania Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$93,754,721		$2,965,445		$96,720,166
Short-Term Investments		1,949,805		– 0	–	– 0	–	1,949,805

Total Investments in Securities		1,949,805		93,754,721		2,965,445		98,669,971
Other Financial Instruments*:
Assets:
Inflation (CPI) Swaps		– 0	–	2,739		– 0	–	2,739
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$1,949,805		$93,757,460		$2,965,445		$98,672,710

110	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

AB Virginia Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$223,693,350		$5,939,760		$229,633,110

Total Investments in Securities		– 0	–	223,693,350		5,939,760		229,633,110
Other Financial Instruments*:
Assets:
Inflation (CPI) Swaps		– 0	–	6,573		– 0	–	6,573
Interest Rate Swaps		– 0	–	533,797		– 0	–	533,797
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^	$	– 0	–	$224,233,720		$5,939,760		$230,173,480

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

^	There were no transfers between any levels during the reporting period.

The Portfolios recognize all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

AB Arizona Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/15	$9,205,348		$9,205,348
Accrued discounts/(premiums)	4,270		4,270
Realized gain (loss)	26,887		26,887
Change in unrealized appreciation/depreciation	10,748		10,748
Purchases	598,350		598,350
Sales	(2,753,000)		(2,753,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/15	$7,092,603		$7,092,603

Net change in unrealized appreciation/depreciation from investments held as of 11/30/15*	$37,070		$37,070

AB MUNICIPAL INCOME FUND II •	111

Notes to Financial Statements

AB Massachusetts Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/15	$9,074,551		$9,074,551
Accrued discounts/(premiums)	(838)		(838)
Realized gain (loss)	318,886		318,886
Change in unrealized appreciation/depreciation	(333,111)		(333,111)
Purchases	997,250		997,250
Sales	(8,556,083)		(8,556,083)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/15	$1,500,655		$1,500,655

Net change in unrealized appreciation/depreciation from investments held as of 11/30/15*	$5,562		$5,562

AB Michigan Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/15	$3,469,981		$3,469,981
Accrued discounts/(premiums)	2,831		2,831
Realized gain (loss)	9,779		9,779
Change in unrealized appreciation/depreciation	46,551		46,551
Purchases	10,365		10,365
Sales	(190,000)		(190,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/15	$3,349,507		$3,349,507

Net change in unrealized appreciation/depreciation from investments held as of 11/30/15*	$52,521		$52,521

AB Minnesota Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/15	$441,495		$441,495
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	4,789		4,789
Change in unrealized appreciation/depreciation	(6,495)		(6,495)
Purchases	– 0	–	– 0	–
Sales	(439,789)		(439,789)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/15	$ – 0	–	$ – 0	–

Net change in unrealized appreciation/depreciation from investments held as of 11/30/15*	$ – 0	–	$ – 0	–

112	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

AB New Jersey Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/15	$1,781,897		$1,781,897
Accrued discounts/(premiums)	2,714		2,714
Realized gain (loss)	(352,259)		(352,259)
Change in unrealized appreciation/depreciation	219,148		219,148
Purchases	318,562		318,562
Sales	(1,382,404)		(1,382,404)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/15	$587,658		$587,658

Net change in unrealized appreciation/depreciation from investments held as of 11/30/15*	$156,505		$156,505

AB Ohio Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/15	$4,327,479		$4,327,479
Accrued discounts/(premiums)	1,650		1,650
Realized gain (loss)	(371,127)		(371,127)
Change in unrealized appreciation/depreciation	335,147		335,147
Purchases	592,812		592,812
Sales	(1,691,794)		(1,691,794)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/15	$3,194,167		$3,194,167

Net change in unrealized appreciation/depreciation from investments held as of 11/30/15*	$235,361		$235,361

AB Pennsylvania Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/15	$2,333,445		$2,333,445
Accrued discounts/(premiums)	2,983		2,983
Realized gain (loss)	11,919		11,919
Change in unrealized appreciation/depreciation	58,282		58,282
Purchases	753,816		753,816
Sales	(195,000)		(195,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/15	$2,965,445		$2,965,445

Net change in unrealized appreciation/depreciation from investments held as of 11/30/15*	$65,557		$65,557

AB MUNICIPAL INCOME FUND II •	113

Notes to Financial Statements

AB Virginia Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/15	$5,732,691		$5,732,691
Accrued discounts/(premiums)	351		351
Realized gain (loss)	40,772		40,772
Change in unrealized appreciation/depreciation	(10,286)		(10,286)
Purchases	1,582,250		1,582,250
Sales	(1,406,018)		(1,406,018)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/15	$5,939,760		$5,939,760

Net change in unrealized appreciation/depreciation from investments held as of 11/30/15*	$48,945		$48,945

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

As of November 30, 2015, all Level 3 securities were priced by third party vendors.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports

114	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Each Portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. Investment gains and losses are determined on the identified cost basis. The Portfolios amortize premiums and accrete original issue discount and market discount as adjustments to interest income.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Change of Fiscal Year End

The Fund changed its fiscal year end from September 30 to May 31. For the fiscal year ended May 31, 2015, the statement of changes in net assets and financial highlights reflect the period from October 1, 2014 to May 31, 2015.

AB MUNICIPAL INCOME FUND II •	115

Notes to Financial Statements

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, ..40% of the next $2.5 billion and .35% in excess of $5 billion, of each Portfolio’s average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

	Effective February 1, 2013 to January 29, 2015
Portfolio	Class A	Class B	Class C
AB Arizona	.78%	1.48%	1.48%
AB Massachusetts	.82%	1.52%	1.52%
AB Michigan	.90%	1.60%	1.60%
AB Minnesota	.90%	1.60%	1.60%
AB New Jersey	.87%	1.57%	1.57%
AB Ohio	.85%	1.55%	1.55%
AB Pennsylvania	.90%	1.60%	1.60%
AB Virginia	.80%	1.50%	1.50%

	Effective January 30, 2015
Portfolio	Class A	Class B	Class C
AB Arizona	.78%	1.53%	1.53%
AB Massachusetts	.77%	1.52%	1.52%
AB Michigan	.85%	1.60%	1.60%
AB Minnesota	.85%	1.60%	1.60%
AB New Jersey	.82%	1.57%	1.57%
AB Ohio	.80%	1.55%	1.55%
AB Pennsylvania	.85%	1.60%	1.60%
AB Virginia	.80%	1.55%	1.55%

The Expense Caps will extend through September 30, 2016 and then may be extended by the Adviser for additional one year terms. For the six months ended November 30, 2015, such reimbursements/waivers amounted to $106,367, $111,787, $100,154, $83,428, $87,293, $101,519, $77,648 and $73,760 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Michigan Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolios, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended November 30, 2015, the reimbursement for such services amounted to $29,338, $28,095, $29,338, $28,095, $28,095, $28,095, $29,338 and $29,338 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Michigan Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolios, respectively.

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Notes to Financial Statements

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended November 30, 2015, such compensation retained by ABIS amounted to: $9,076, $16,084, $9,108, $9,030, $10,694, $9,721, $9,970 and $14,464 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Michigan Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolios, respectively.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Portfolio for the six months ended November 30, 2015 as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A			Class B			Class C
AB Arizona	$ – 0	–	$	– 0	–	$	– 0	–	$1,900
AB Massachusetts	– 0	–		39			– 0	–	1,448
AB Michigan	– 0	–		– 0	–		– 0	–	1,126
AB Minnesota	– 0	–		– 0	–		– 0	–	176
AB New Jersey	58			– 0	–		– 0	–	1
AB Ohio	– 0	–		– 0	–		– 0	–	1,391
AB Pennsylvania	– 0	–		– 0	–		– 0	–	326
AB Virginia	141			24			– 0	–	108

The Portfolios may invest in the AB Fixed-Income Shares, Inc. – Government STIF Portfolio (“Government STIF Portfolio”), an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Portfolios’ transactions in shares of the Government STIF Portfolio for the six months ended November 30, 2015 is as follows:

Portfolio	Market Value May 31, 2015 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value November 30, 2015 (000)	Dividend Income (000)
AB Arizona Portfolio	$	– 0	–	$11,246	$9,878	$1,368	$1
AB Massachusetts Portfolio		1,092		16,992	16,902	1,182	1

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Notes to Financial Statements

Portfolio	Market Value May 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value November 30, 2015 (000)			Dividend Income (000)
AB Michigan Portfolio	$2,034	$4,618	$6,652	$	– 0	–	$	– 0	–*
AB Minnesota Portfolio	2,701	1,653	4,354		– 0	–		– 0	–*
AB New Jersey Portfolio	1,022	6,833	7,855		– 0	–		1
AB Ohio Portfolio	1,125	15,937	15,577		1,485			1
AB Pennsylvania Portfolio	1,263	7,601	6,914		1,950			1
AB Virginia Portfolio	4,948	14,893	19,841		– 0	–		1

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to both Class B and Class C shares. Effective January 30, 2015, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class B	Class C
AB Arizona	$3,379,511	$2,182,673
AB Massachusetts	3,329,141	3,946,072
AB Michigan	3,152,701	4,540,713
AB Minnesota	2,639,080	2,830,933
AB New Jersey	5,238,137	3,748,937
AB Ohio	4,271,221	4,019,632
AB Pennsylvania	3,519,388	3,549,534
AB Virginia	3,535,396	3,318,298

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

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NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended November 30, 2015, were as follows:

Portfolio	Purchases	Sales
AB Arizona	$15,302,318	$18,907,588
AB Massachusetts	26,383,764	35,770,903
AB Michigan	3,970,610	5,257,683
AB Minnesota	3,906,028	8,187,422
AB New Jersey	9,629,156	12,560,808
AB Ohio	4,639,320	8,519,203
AB Pennsylvania	2,835,156	5,495,460
AB Virginia	14,599,857	15,366,678

There were no purchases or sales of U.S. government and government agency obligations for the six months ended November 30, 2015.

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation (excluding swap transactions) are as follows:

	Gross Unrealized		Net Unrealized Appreciation
Portfolio	Appreciation	(Depreciation)
AB Arizona	$5,549,181	$(130,951)	$5,418,230
AB Massachusetts	16,456,405	(67,275)	16,389,130
AB Michigan	2,252,831	(135,152)	2,117,679
AB Minnesota	4,699,029	(77,492)	4,621,537
AB New Jersey	8,510,592	(185,869)	8,324,723
AB Ohio	5,583,940	(24,615)	5,559,325
AB Pennsylvania	6,570,389	(147,076)	6,423,313
AB Virginia	14,602,583	(44,600)	14,557,983

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps to hedge their exposure to interest rates, credit risk, or currencies and for other purposes discussed below. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to

AB MUNICIPAL INCOME FUND II •	119

Notes to Financial Statements

changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swaps to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized at cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in the net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, each Portfolio may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of

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Notes to Financial Statements

securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended November 30, 2015, the AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Virginia Portfolio Portfolios held interest rate swaps for hedging.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if unexpected inflation increases.

During the six months ended November 30, 2015, the AB Arizona Portfolio, AB Massachusetts Portfolio, AB Michigan Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio held inflation (CPI) swaps for hedging purposes.

The Portfolios typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically

AB MUNICIPAL INCOME FUND II •	121

Notes to Financial Statements

provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

At November 30, 2015, the Portfolios had entered into the following derivatives:

AB Arizona Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on inflation swaps	$3,529

Total		$3,529

The effect of derivative instruments on the statement of operations for the six months ended November 30, 2015:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps		$3,529

Total			$3,529

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Notes to Financial Statements

AB Massachusetts Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swaps	$610,054

Interest rate contracts	Unrealized appreciation on inflation swaps	6,573

Total		$616,627

The effect of derivative instruments on the statement of operations for the six months ended November 30, 2015:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$148,822	$(115,360)

Total		$148,822	$(115,360)

AB Michigan Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on inflation swaps	$1,643

Total		$1,643

AB MUNICIPAL INCOME FUND II •	123

Notes to Financial Statements

The effect of derivative instruments on the statement of operations for the six months ended November 30, 2015:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps		$1,643

Total			$1,643

AB Minnesota Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swaps	$103,902

Interest rate contracts	Unrealized appreciation on inflation swaps	2,191

Total		$106,093

The effect of derivative instruments on the statement of operations for the six months ended November 30, 2015:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$70,431	$(64,273)

Total		$70,431	$(64,273)

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AB New Jersey Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swaps	$119,115

Interest rate contracts	Unrealized appreciation on inflation swaps	3,287

Total		$122,402

The effect of derivative instruments on the statement of operations for the six months ended November 30, 2015:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$61,180	$(53,817)

Total		$61,180	$(53,817)

AB Ohio Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swaps	$106,870

Interest rate contracts	Unrealized appreciation on inflation swaps	3,287

Total		$110,157

AB MUNICIPAL INCOME FUND II •	125

Notes to Financial Statements

The effect of derivative instruments on the statement of operations for the six months ended November 30, 2015:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$72,444	$(65,076)

Total		$72,444	$(65,076)

AB Pennsylvania Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on inflation swaps	$2,739

Total		$2,739

The effect of derivative instruments on the statement of operations for the six months ended November 30, 2015:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps		$2,739

Total			$2,739

AB Virginia Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swaps	$533,797

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AB Virginia Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on inflation swaps	$6,573

Total		$540,370

The effect of derivative instruments on the statement of operations for the six months ended November 30, 2015:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$130,220	$(100,118)

Total		$130,220	$(100,118)

The following tables represent the average monthly volume of the Portfolio’s derivative transactions during the period ended May 31, 2015:

AB Arizona Portfolio
Inflation Swaps:
Average notional amount	$1,300,000	(a)

(a)	Positions were open for three months during the period.

AB Massachusetts Portfolio
Interest Rate Swaps:
Average notional amount	$8,000,000
Inflation Swaps:
Average notional amount	$2,400,000	(a)

(a)	Positions were open for three months during the period.

AB Michigan Portfolio
Inflation Swaps:
Average notional amount	$600,000	(a)

(a)	Positions were open for three months during the period.

AB Minnesota Portfolio
Interest Rate Swaps:
Average notional amount	$3,500,000
Inflation Swaps:
Average notional amount	$800,000	(a)

(a)	Positions were open for three months during the period.

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Notes to Financial Statements

AB New Jersey Portfolio
Interest Rate Swaps:
Average notional amount	$3,000,000
Inflation Swaps:
Average notional amount	$1,200,000	(a)

(a)	Positions were open for three months during the period.

AB Ohio Portfolio
Interest Rate Swaps:
Average notional amount	$3,600,000
Inflation Swaps:
Average notional amount	$1,200,000	(a)

(a)	Positions were open for three months during the period.

AB Pennsylvania Portfolio
Inflation Swaps:
Average notional amount	$1,000,000	(a)

(a)	Positions were open for three months during the period.

AB Virginia Portfolio
Interest Rate Swaps:
Average notional amount	$7,000,000
Inflation Swaps:
Average notional amount	$2,400,000	(a)

(a)	Positions were open for three months during the period.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/ pledged by the Portfolios as of November 30, 2015:

AB Arizona Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received			Security Collateral Received			Net Amount of Derivatives Assets
OTC Derivatives:
Citibank, NA	$1,830	$	– 0	–	$	– 0	–	$	– 0	–	$1,830
JPMorgan Chase Bank, NA	1,699		– 0	–		– 0	–		– 0	–	1,699

Total	$3,529	$	– 0	–	$	– 0	–	$	– 0	–	$3,529	^

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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AB Massachusetts Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received			Security Collateral Received*		Net Amount of Derivatives Assets
OTC Derivatives:
Citibank, NA	$613,714	$	– 0	–	$	– 0	–	$(613,714)		$	– 0	–
JPMorgan Chase Bank, NA	2,913		– 0	–		– 0	–	– 0	–		2,913

Total	$616,627	$	– 0	–	$	– 0	–	$(613,714)			$2,913	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Michigan Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received			Security Collateral Received			Net Amount of Derivatives Assets
OTC Derivatives:
Citibank, NA	$915	$	– 0	–	$	– 0	–	$	– 0	–	$915
JPMorgan Chase Bank, NA	728		– 0	–		– 0	–		– 0	–	728

Total	$1,643	$	– 0	–	$	– 0	–	$	– 0	–	$1,643	^

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Minnesota Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received			Security Collateral Received			Net Amount of Derivatives Assets
OTC Derivatives:
Citibank, NA	$1,220	$	– 0	–	$	– 0	–	$	– 0	–	$1,220
JPMorgan Chase Bank, NA	971		– 0	–		– 0	–		– 0	–	971
Merrill Lynch Capital Services, Inc.	103,902		– 0	–		– 0	–		– 0	–	103,902

Total	$106,093	$	– 0	–	$	– 0	–	$	– 0	–	$106,093	^

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB MUNICIPAL INCOME FUND II •	129

Notes to Financial Statements

AB New Jersey Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received			Security Collateral Received			Net Amount of Derivatives Assets
OTC Derivatives:
Citibank, NA	$1,830	$	– 0	–	$	– 0	–	$	– 0	–	$1,830
JPMorgan Chase Bank, NA	1,457		– 0	–		– 0	–		– 0	–	1,457
Merrill Lynch Capital Services, Inc.	119,115		– 0	–		– 0	–		– 0	–	119,115

Total	$122,402	$	– 0	–	$	– 0	–	$	– 0	–	$122,402	^

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Ohio Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received			Security Collateral Received			Net Amount of Derivatives Assets
OTC Derivatives:
Citibank, NA	$1,830	$	– 0	–	$	– 0	–	$	– 0	–	$1,830
JPMorgan Chase Bank, NA	1,457		– 0	–		– 0	–		– 0	–	1,457
Merrill Lynch Capital Services, Inc.	106,870		– 0	–		– 0	–		– 0	–	106,870

Total	$110,157	$	– 0	–	$	– 0	–	$	– 0	–	$110,157	^

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Pennsylvania Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received			Security Collateral Received			Net Amount of Derivatives Assets
OTC Derivatives:
Citibank, NA	$1,525	$	– 0	–	$	– 0	–	$	– 0	–	$1,525
JPMorgan Chase Bank, NA	1,214		– 0	–		– 0	–		– 0	–	1,214

Total	$2,739	$	– 0	–	$	– 0	–	$	– 0	–	$2,739	^

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

130	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

AB Virginia Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received			Security Collateral Received*		Net Amount of Derivatives Assets
OTC Derivatives:
Citibank, NA	$537,457	$	– 0	–	$	– 0	–	$(537,457)		$	– 0	–
JPMorgan Chase Bank, NA	2,913		– 0	–		– 0	–	– 0	–		2,913

Total	$540,370	$	– 0	–	$	– 0	–	$(537,457)			$2,913	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each Portfolio were as follows:

AB Arizona Portfolio
Shares	Amount
Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014	Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014

Class A
Shares sold	302,676	647,396	573,931	$3,335,192	$7,218,558	$6,229,413

Shares issued in reinvestment of dividends	84,989	122,111	197,667	937,693	1,359,112	2,145,607

Shares converted from Class B	969	4,224	15,273	10,662	47,479	165,251

Shares redeemed	(652,367)	(1,043,816)	(1,976,025)	(7,186,825)	(11,626,423)	(21,313,971)

Net decrease	(263,733)	(270,085)	(1,189,154)	$(2,903,278)	$(3,001,274)	$(12,773,700)

Class B
Shares sold	27	43	56	$300	$476	$600

Shares issued in reinvestment of dividends	41	122	448	455	1,366	4,843

Shares converted to Class A	(970)	(4,232)	(15,291)	(10,662)	(47,479)	(165,251)

Shares redeemed	– 0	–	(7,940)	(7,537)	– 0	–	(88,490)	(80,627)

Net decrease	(902)	(12,007)	(22,324)	$(9,907)	$(134,127)	$(240,435)

Class C
Shares sold	63,516	142,728	161,530	$697,628	$1,585,695	$1,753,211

Shares issued in reinvestment of dividends	18,278	25,944	43,748	201,356	288,390	473,861

Shares redeemed	(127,970)	(188,230)	(730,001)	(1,406,524)	(2,096,527)	(7,874,512)

Net decrease	(46,176)	(19,558)	(524,723)	$(507,540)	$(222,442)	$(5,647,440)

AB MUNICIPAL INCOME FUND II •	131

Notes to Financial Statements

	AB Massachusetts Portfolio
	Shares			Amount
	Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014	Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014

Class A
Shares sold	859,320	1,342,075	2,878,225	$9,773,692	$15,416,051	$32,138,616

Shares issued in reinvestment of dividends	141,512	192,964	316,758	1,612,552	2,215,346	3,549,776

Shares converted from Class B	9,299	15,518	58,212	105,636	179,235	650,814

Shares redeemed	(1,728,671)	(2,038,286)	(4,457,081)	(19,662,173)	(23,426,821)	(49,734,756)

Net decrease	(718,540)	(487,729)	(1,203,886)	$(8,170,293)	$(5,616,189)	$(13,395,550)

Class B
Shares sold	282	139	3,156	$3,200	$1,601	$34,700

Shares issued in reinvestment of dividends	261	577	1,696	2,965	6,613	18,927

Shares converted to Class A	(9,315)	(15,547)	(58,317)	(105,636)	(179,235)	(650,814)

Shares redeemed	(6,842)	(7,841)	(18,049)	(77,202)	(89,822)	(200,683)

Net decrease	(15,614)	(22,672)	(71,514)	$(176,673)	$(260,843)	$(797,870)

Class C
Shares sold	173,037	222,782	259,405	$1,965,777	$2,556,531	$2,896,903

Shares issued in reinvestment of dividends	43,478	60,630	109,150	494,597	694,877	1,220,343

Shares redeemed	(253,130)	(335,993)	(1,427,441)	(2,869,148)	(3,847,688)	(15,854,677)

Net decrease	(36,615)	(52,581)	(1,058,886)	$(408,774)	$(596,280)	$(11,737,431)

	AB Michigan Portfolio
	Shares			Amount
	Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014	Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014

Class A
Shares sold	116,505	146,065	124,440	$1,204,088	$1,533,441	$1,263,820

Shares issued in reinvestment of dividends	36,942	53,270	97,411	382,724	555,963	985,982

Shares converted from Class B	3,270	3,987	7,724	33,652	41,730	78,133

Shares redeemed	(477,607)	(378,663)	(1,340,398)	(4,944,712)	(3,943,368)	(13,490,700)

Net decrease	(320,890)	(175,341)	(1,110,823)	$(3,324,248)	$(1,812,234)	$(11,162,765)

Class B
Shares sold	673	792	1,292	$6,952	$8,252	$13,032

Shares issued in reinvestment of dividends	361	585	1,121	3,734	6,089	11,324

Shares converted to Class A	(3,276)	(3,994)	(7,739)	(33,652)	(41,730)	(78,133)

Shares redeemed	(2,569)	(583)	(3,414)	(26,417)	(6,027)	(34,204)

Net decrease	(4,811)	(3,200)	(8,740)	$(49,383)	$(33,416)	$(87,981)

132	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

	AB Michigan Portfolio
	Shares			Amount
	Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014	Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014

Class C
Shares sold	60,063	126,096	75,249	$620,395	$1,314,259	$755,436

Shares issued in reinvestment of dividends	16,688	23,327	40,327	172,652	243,019	407,477

Shares redeemed	(115,949)	(194,088)	(506,596)	(1,196,194)	(2,022,865)	(5,065,573)

Net decrease	(39,198)	(44,665)	(391,020)	$(403,147)	$(465,587)	$(3,902,660)

AB Minnesota Portfolio
Shares	Amount
Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014	Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014

Class A
Shares sold	219,214	537,113	876,484	$2,266,843	$5,626,202	$8,989,925

Shares issued in reinvestment of dividends and distributions	70,720	120,844	139,095	732,636	1,264,505	1,430,970

Shares converted from Class B	177	5,634	3,393	1,827	59,103	34,544

Shares redeemed	(676,209)	(525,342)	(1,496,713)	(6,984,697)	(5,503,788)	(15,268,596)

Net increase (decrease)	(386,098)	138,249	(477,741)	$(3,983,391)	$1,446,022	$(4,813,157)

Class B
Shares sold	15	68	30	$150	$701	$304

Shares issued in reinvestment of dividends and distributions	37	102	230	388	1,063	2,363

Shares converted to Class A	(177)	(5,635)	(3,393)	(1,827)	(59,103)	(34,544)

Shares redeemed	– 0	–	(50)	(800)	– 0	–	(506)	(8,075)

Net decrease	(125)	(5,515)	(3,933)	$(1,289)	$(57,845)	$(39,952)

Class C
Shares sold	66,232	80,832	122,771	$685,777	$847,690	$1,262,819

Shares issued in reinvestment of dividends and distributions	13,756	24,873	29,753	142,646	260,520	306,206

Shares redeemed	(86,504)	(130,240)	(492,938)	(894,137)	(1,365,901)	(5,045,152)

Net decrease	(6,516)	(24,535)	(340,414)	$(65,714)	$(257,691)	$(3,476,127)

AB MUNICIPAL INCOME FUND II •	133

Notes to Financial Statements

	AB New Jersey Portfolio
	Shares			Amount
	Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014	Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014

Class A
Shares sold	217,504	618,946	961,030	$2,105,233	$6,067,290	$9,252,855

Shares issued in reinvestment of dividends	79,107	112,022	187,608	764,776	1,097,494	1,810,822

Shares converted from Class B	9,730	8,724	45,212	93,731	85,498	435,607

Shares redeemed	(832,781)	(1,618,629)	(2,789,281)	(8,034,102)	(15,867,624)	(26,769,741)

Net decrease	(526,440)	(878,937)	(1,595,431)	$(5,070,362)	$(8,617,342)	$(15,270,457)

Class B
Shares sold	78	316	19,808	$750	$3,100	$189,258

Shares issued in reinvestment of dividends	441	772	1,848	4,258	7,564	17,827

Shares converted to Class A	(9,728)	(8,718)	(45,210)	(93,731)	(85,498)	(435,607)

Shares redeemed	(1)	(2,354)	(31,158)	4	(23,132)	(299,274)

Net decrease	(9,210)	(9,984)	(54,712)	$(88,719)	$(97,966)	$(527,796)

Class C
Shares sold	122,234	123,244	212,766	$1,181,731	$1,209,191	$2,057,122

Shares issued in reinvestment of dividends	26,514	36,597	63,305	256,468	358,796	611,306

Shares redeemed	(137,317)	(261,414)	(675,053)	(1,326,644)	(2,568,644)	(6,480,663)

Net increase (decrease)	11,431	(101,573)	(398,982)	$111,555	$(1,000,657)	$(3,812,235)

	AB Ohio Portfolio
	Shares			Amount
	Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014	Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014

Class A
Shares sold	170,248	575,276	862,908	$1,682,782	$5,746,016	$8,425,806

Shares issued in reinvestment of dividends	82,101	114,044	207,644	813,171	1,139,027	2,034,219

Shares converted from Class B	7,841	6,587	58,886	77,692	65,865	576,380

Shares redeemed	(518,003)	(751,797)	(2,854,557)	(5,117,094)	(7,513,920)	(27,848,488)

Net decrease	(257,813)	(55,890)	(1,725,119)	$(2,543,449)	$(563,012)	$(16,812,083)

Class B
Shares sold	212	289	430	$2,100	$2,881	$4,200

Shares issued in reinvestment of dividends	134	284	1,236	1,325	2,839	12,065

Shares converted to Class A	(7,843)	(6,593)	(58,952)	(77,692)	(65,865)	(576,380)

Shares redeemed	(475)	(551)	(4,307)	(4,683)	(5,509)	(41,975)

Net decrease	(7,972)	(6,571)	(61,593)	$(78,950)	$(65,654)	$(602,090)

134	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

	AB Ohio Portfolio
	Shares			Amount
	Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014	Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014

Class C
Shares sold	51,870	79,745	143,044	$511,593	$795,292	$1,403,469

Shares issued in reinvestment of dividends	23,389	35,516	68,062	231,491	354,642	666,213

Shares redeemed	(304,900)	(277,980)	(919,712)	(3,013,850)	(2,772,112)	(8,965,876)

Net decrease	(229,641)	(162,719)	(708,606)	$(2,270,766)	$(1,622,178)	$(6,896,194)

	AB Pennsylvania Portfolio
	Shares			Amount
	Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014	Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014

Class A
Shares sold	277,016	368,086	358,028	$2,883,831	$3,899,480	$3,648,627

Shares issued in reinvestment of dividends and distributions	67,445	93,267	172,726	704,205	981,784	1,766,875

Shares converted from Class B	3,464	13,271	47,221	36,137	139,255	486,155

Shares redeemed	(609,170)	(802,666)	(1,401,858)	(6,341,873)	(8,463,673)	(14,261,253)

Net decrease	(261,245)	(328,042)	(823,883)	$(2,717,700)	$(3,443,154)	$(8,359,596)

Class B
Shares sold	156	205	759	$1,620	$2,160	$7,696

Shares issued in reinvestment of dividends and distributions	149	288	1,376	1,554	3,027	14,022

Shares converted to Class A	(3,464)	(13,271)	(47,224)	(36,137)	(139,255)	(486,155)

Shares redeemed	(1,764)	(3,698)	(11,452)	(18,359)	(38,805)	(116,254)

Net decrease	(4,923)	(16,476)	(56,541)	$(51,322)	$(172,873)	$(580,691)

Class C
Shares sold	51,617	71,133	85,052	$537,845	$749,710	$872,643

Shares issued in reinvestment of dividends and distributions	17,659	24,128	47,112	184,383	254,001	481,565

Shares redeemed	(71,293)	(133,735)	(370,534)	(741,686)	(1,409,155)	(3,761,889)

Net decrease	(2,017)	(38,474)	(238,370)	$(19,458)	$(405,444)	$(2,407,681)

AB MUNICIPAL INCOME FUND II •	135

Notes to Financial Statements

AB Virginia Portfolio
Shares	Amount
Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014	Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014

Class A
Shares sold	461,922	1,457,408	1,190,701	$5,133,680	$16,345,109	$12,915,731

Shares issued in reinvestment of dividends	137,030	184,625	307,132	1,525,529	2,070,245	3,347,004

Shares converted from Class B	16,648	29,391	57,896	184,416	329,613	629,118

Shares redeemed	(978,417)	(897,713)	(3,397,801)	(10,864,905)	(10,059,039)	(36,619,917)

Net increase (decrease)	(362,817)	773,711	(1,842,072)	$(4,021,280)	$8,685,928	$(19,728,064)

Class B
Shares sold	275	449	895	$3,050	$5,016	$9,700

Shares issued in reinvestment of dividends	187	447	1,472	2,081	5,005	15,963

Shares converted to Class A	(16,675)	(29,443)	(57,997)	(184,416)	(329,613)	(629,118)

Shares redeemed	– 0	–	(921)	(2,810)	– 0	–	(10,318)	(30,238)

Net decrease	(16,213)	(29,468)	(58,440)	$(179,285)	$(329,910)	$(633,693)

Class C
Shares sold	201,425	246,598	350,918	$2,234,833	$2,758,541	$3,819,264

Shares issued in reinvestment of dividends	43,394	59,905	101,472	481,897	669,990	1,102,530

Shares redeemed	(322,438)	(358,176)	(1,039,994)	(3,572,470)	(4,002,305)	(11,202,422)

Net decrease	(77,619)	(51,673)	(587,604)	$(855,740)	$(573,774)	$(6,280,628)

(a)	The Portfolio changed its fiscal year end from September 30 to May 31.

NOTE F

Risks Involved in Investing in the Portfolios

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.
Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolios of the AllianceBernstein Municipal Income Fund II are State Portfolios that may invest a large portion of their assets in a particular state’s

136	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

municipal securities and their various political subdivisions. To the extent that these Portfolios invest more of their assets in a particular state’s municipal securities, these Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. These Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Tax Risk—There is no guarantee that all of a Portfolio’s income will remain exempt from federal or state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the net income received by shareholders from the Portfolio by increasing taxes on that income. In such event, the Portfolio’s NAV could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolio or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolio would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolio’s yield.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Portfolio may be subject to a heightened risk of rising interest rates as the current period of historically low rates is expected to end, and rates are expected to begin rising in the near future. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Duration Risk—Duration is the measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As

AB MUNICIPAL INCOME FUND II •	137

Notes to Financial Statements

inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Liquidity Risk—Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more liquidity risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Financing and Related Transactions; Leverage and Other Risks—The Portfolios may utilize financial leverage, including tender option bond transactions, to seek to enhance the yield and net asset value. These objectives may not be achieved in all interest rate environments. Leverage creates certain risks for shareholders, including the likelihood of greater volatility of the net asset value. If income from the securities purchased from the funds made available by leverage is not sufficient to cover the cost of leverage, the Portfolios’ return will be less than if leverage had not been used. As a result, the amounts available for distribution as dividends and other distributions will be reduced. During periods of rising short-term interest rates, the interest paid on the floaters in tender option bond transactions would increase, which may adversely affect the Portfolios’ income and distribution to shareholders. A decline in distributions would adversely affect the Portfolios’ yield. If rising short-term rates coincide with a period of rising long-term rates, the value of the long-term municipal bonds purchased with the proceeds of leverage would decline, adversely affecting the net asset value.

In a tender option bond transaction, the Portfolios may transfer a highly rated fixed-rate municipal security to a broker, which, in turn, deposits the bond into a special purpose vehicle (typically, a trust) usually sponsored by the broker. The Portfolios receive cash and a residual interest security (sometimes referred to as an “inverse floater”) issued by the trust in return. The trust simultaneously issues securities, which pay an interest rate that is reset each week based on an index of high-grade short-term seven-day demand notes. These securities, sometimes referred to as “floaters”, are bought by third parties, including tax-exempt money market funds, and can be tendered by these holders to a liquidity provider at par, unless certain events occur. The Portfolios continue to earn all the interest from the transferred bond less the amount of interest paid on the floaters and the expenses of the trust, which include payments to the trustee and the

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Notes to Financial Statements

liquidity provider and organizational costs. The Portfolios also use the cash received from the transaction for investment purposes or to retire other forms of leverage. Under certain circumstances, the trust may be terminated and collapsed, either by the Portfolios or upon the occurrence of certain events, such as a downgrade in the credit quality of the underlying bond, or in the event holders of the floaters tender their securities to the liquidity provider. See Note I to the Financial Statements “Floating Rate Notes in Connection with Securities Held” for more information about tender option bond transactions.

The Portfolios may also purchase inverse floaters from a tender option bond trust in a secondary market transaction without first owning the underlying bond. The income received from an inverse floater varies inversely with the short-term interest rate paid on the floaters issued by the trust. The prices of inverse floaters are subject to greater volatility than the prices of fixed-income securities that are not inverse floaters. Investments in inverse floaters may amplify the risks of leverage. If short-term interest rates rise, the interest payable on the floaters would increase and income from the inverse floaters decrease.

Derivatives Risk—The Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the six months ended November 30, 2015.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending May 31, 2016 will be determined at the end of the current fiscal year. The tax character of

AB MUNICIPAL INCOME FUND II •	139

Notes to Financial Statements

distributions paid during the fiscal years ended May 31, 2015 and September 30, 2014 were as follows:

AB Arizona Portfolio	2015		2014
Distributions paid from:
Ordinary income	$14,371		$23,819
Long-term capital gains	– 0	–	– 0	–

Total taxable distributions	14,371		23,819
Tax exempt distributions	2,923,238		4,820,620

Total distributions paid	$2,937,609		$4,844,439

AB Massachusetts Portfolio	2015		2014
Distributions paid from:
Ordinary income	$171,400		$258,707
Long-term capital gains	– 0	–	– 0	–

Total taxable distributions	171,400		258,707
Tax exempt distributions	4,912,570		8,201,528

Total distributions paid	$5,083,970		$8,460,235

AB Michigan Portfolio	2015		2014
Distributions paid from:
Ordinary income	$4,449		$6,802
Long-term capital gains	– 0	–	– 0	–

Total taxable distributions	4,449		6,802
Tax exempt distributions	1,174,960		2,088,215

Total distributions paid	$1,179,409		$2,095,017

AB Minnesota Portfolio	2015		2014
Distributions paid from:
Ordinary income	$78,065		$115,117
Long-term capital gains	493,088		– 0	–

Total taxable distributions	571,153		115,117
Tax exempt distributions	1,600,873		2,515,905

Total distributions paid	$2,172,026		$2,631,022

AB New Jersey Portfolio	2015		2014
Distributions paid from:
Ordinary income	$78,988		$118,332

Total taxable distributions	78,988		118,332
Tax exempt distributions	2,716,354		4,663,383

Total distributions paid	$2,795,342		$4,781,715

AB Ohio Portfolio	2015		2014
Distributions paid from:
Ordinary income	$88,812		$133,123
Long-term capital gains	– 0	–	– 0	–

Total taxable distributions	88,812		133,123
Tax exempt distributions	2,307,820		4,198,025

Total distributions paid	$2,396,632		$4,331,148

140	• AB MUNICIPAL INCOME FUND II

Notes to Financial Statements

AB Pennsylvania Portfolio	2015		2014
Distributions paid from:
Ordinary income	$3,732		$15,984
Long-term capital gains	– 0	–	335,541

Total taxable distributions	3,732		351,525
Tax exempt distributions	2,035,616		3,321,109

Total distributions paid	$2,039,348		$3,672,634

AB Virginia Portfolio	2015		2014
Distributions paid from:
Ordinary income	$984,666		$265,735
Long-term capital gains	– 0	–	– 0	–

Total taxable distributions	984,666		265,735
Tax exempt distributions	3,641,794		7,163,748

Total distributions paid	$4,626,460		$7,429,483

As of May 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income(a)			Accumulated Capital and Other Losses(b)	Unrealized Appreciation/ (Depreciation)(c)	Total Accumulated Earnings/ (Deficit)(d)
AB Arizona	$	– 0	–	$(1,778,104)	$4,523,994	$2,745,890
AB Massachusetts		5,427		(2,107,322)	16,847,998	14,746,103
AB Michigan		– 0	–	(2,678,973)	1,893,902	(785,071)
AB Minnesota		– 0	–	(64,463)	4,340,223	4,275,760
AB New Jersey		– 0	–	(4,420,526)	7,499,415	3,078,889
AB Ohio		– 0	–	(5,388,231)	4,480,276	(907,955)
AB Pennsylvania		– 0	–	(2,835,688)	5,699,188	2,863,500
AB Virginia		– 0	–	(5,094,970)	13,539,892	8,444,922

(a)	These amounts represent 100% tax exempt income.

(b)

At May 31, 2015, AB Arizona Portfolio, AB Massachusetts Portfolio, AB Michigan Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio had capital loss carryforwards for federal income tax purposes. During the fiscal period, AB Arizona Portfolio, AB Massachusetts Portfolio, AB New Jersey Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio utilized capital loss carryforwards of $2,088,860, $1,458,654, $161,939, $26,263 and $199,935, respectively, to offset current year net realized gains. As of May 31, 2015, AB Minnesota Portfolio elected to defer $64,463 of post-October short-term capital losses. These losses are deemed to arise on June 1, 2015.

(c)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax treatment of swaps, the tax deferral of losses on wash sales, the tax treatment of tender option bonds.

(d)

The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the tax treatment of defaulted securities and dividends payable to shareholders.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These

AB MUNICIPAL INCOME FUND II •	141

Notes to Financial Statements

post December 22, 2010 capital losses must be utilized prior to the earlier capital losses, which are subject to expiration. Post December 22, 2010 capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

As of May 31, 2015, certain Portfolios had net capital loss carryforwards which will expire as follows:

Portfolio	Short-Term Amount		Long-Term Amount	Expiration
AB Arizona	$499,936		$1,278,168	No expiration
AB Massachusetts	22,897		2,084,425	No expiration
AB Michigan	724,446		1,954,527	No expiration
AB New Jersey	236,173		n/a	2018
AB New Jersey	95,620		n/a	2019
AB New Jersey	2,285,806		1,802,927	No expiration
AB Ohio	1,683,080		3,705,151	No expiration
AB Pennsylvania	– 0	–	2,835,688	No expiration
AB Virginia	1,430,371		3,664,599	No expiration

NOTE I

Floating Rate Notes Issued in Connection with Securities Held

Each Portfolio may engage in tender option bond transactions in which the Portfolio may transfer a fixed rate bond (“Fixed Rate Bond”) to a broker for cash. The broker deposits the Fixed Rate Bond into a Special Purpose Vehicle (the “SPV”, which is generally organized as a trust), organized by the broker. The Portfolio buys a residual interest in the assets and cash flows of the SPV, often referred to as an inverse floating rate obligation (“Inverse Floater”). The SPV also issues floating rate notes (“Floating Rate Notes”) which are sold to third parties. The Floating Rate Notes pay interest at rates that generally reset weekly and their holders have the option to tender their notes to a liquidity provider for redemption at par. The Inverse Floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the trustee transfer the Fixed Rate Bond held by the SPV to the Portfolio, thereby collapsing the SPV. The SPV may also be collapsed in certain other circumstances. In accordance with U.S. GAAP requirements regarding accounting for transfers and servicing of financial assets and extinguishments of liabilities, the Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its portfolio of investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its statement of assets and liabilities. Interest expense related to the Portfolios’ liability with respect to Floating Rate Notes is recorded as incurred. The interest expense is also included in the Portfolios’ expense ratio. At November 30, 2015, AB Arizona Portfolio did not have any Floating Rate Notes outstanding.

Each Portfolio may also purchase Inverse Floaters in the secondary market without first owning the underlying bond. Such an Inverse Floater is included in the

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Notes to Financial Statements

portfolio of investments but is not required to be treated as a secured borrowing and reflected in the Portfolio’s financial statements as a secured borrowing. For the six months ended November 30, 2015, the Portfolios did not engage in such transactions.

NOTE J

New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU 2015-07, which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the disclosure requirement for investments not valued at net asset value. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

AB MUNICIPAL INCOME FUND II •	143

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Arizona Portfolio
Class A
Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 11.01	$ 11.05	$ 10.72	$ 11.41	$ 10.95	$ 11.17	$ 11.02

Income From Investment Operations
Net investment income(b)(c)	.18	.25	.40	.40	.43	.45	.44
Net realized and unrealized gain (loss) on investment transactions	.10	(.04)	.33	(.69)	.46	(.13)	.15

Net increase (decrease) in net asset value from operations	.28	.21	.73	(.29)	.89	.32	.59

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.25)	(.40)	(.40)	(.43)	(.46)	(.44)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.08)	– 0	–

Total dividends and distributions	(.18)	(.25)	(.40)	(.40)	(.43)	(.54)	(.44)

Net asset value, end of period	$ 11.11	$ 11.01	$ 11.05	$ 10.72	$ 11.41	$ 10.95	$ 11.17

Total Return
Total investment return based on net asset value(d)	2.58%	1.94%	6.90%	(2.65)%	8.27%	3.07%	5.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$102,481	$104,489	$107,843	$117,342	$140,768	$134,466	$159,374
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.79	%^	.80	%^	.79%	.79%	.79%	.78%	.78	%+
Expenses, before waivers/reimbursements(e)	.95	%^	1.00	%^	.99%	.93%	.95%	.95%	.94	%+
Net investment income(b)	3.30	%^	3.43	%^	3.65%	3.54%	3.85%	4.22%	4.06	%+
Portfolio turnover rate	12%	21%	15%	24%	17%	2%	10%

See footnote summary on pages 168-169.

144	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Arizona Portfolio
Class B
Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.99	$ 11.03	$ 10.70	$ 11.39	$ 10.93	$ 11.15	$ 11.01

Income From Investment Operations
Net investment income(b)(c)	.14	.20	.32	.32	.35	.38	.37
Net realized and unrealized gain (loss) on investment transactions	.10	(.04)	.33	(.69)	.46	(.14)	.14

Net increase (decrease) in net asset value from operations	.24	.16	.65	(.37)	.81	.24	.51

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.20)	(.32)	(.32)	(.35)	(.38)	(.37)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.08)	– 0	–

Total dividends and distributions	(.14)	(.20)	(.32)	(.32)	(.35)	(.46)	(.37)

Net asset value, end of period	$ 11.09	$ 10.99	$ 11.03	$ 10.70	$ 11.39	$ 10.93	$ 11.15

Total Return
Total investment return based on net asset value(d)	2.20%	1.45%	6.17%	(3.34)%	7.54%	2.36%	4.74%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$406	$412	$546	$769	$1,933	$2,330	$4,535
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.54	%^	1.53	%^	1.49%	1.49%	1.49%	1.48%	1.48	%+
Expenses, before waivers/reimbursements(e)	1.71	%^	1.72	%^	1.70%	1.63%	1.67%	1.67%	1.65	%+
Net investment income(b)	2.56	%^	2.72	%^	2.96%	2.83%	3.17%	3.53%	3.37	%+
Portfolio turnover rate	12%	21%	15%	24%	17%	2%	10%

See footnote summary on pages 168-169.

AB MUNICIPAL INCOME FUND II •	145

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Arizona Portfolio
Class C
Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.99	$ 11.03	$ 10.70	$ 11.39	$ 10.93	$ 11.15	$ 11.01

Income From Investment Operations
Net investment income(b)(c)	.14	.20	.32	.32	.35	.38	.37
Net realized and unrealized gain (loss) on investment transactions	.10	(.04)	.33	(.69)	.46	(.14)	.14

Net increase (decrease) in net asset value from operations	.24	.16	.65	(.37)	.81	.24	.51

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.20)	(.32)	(.32)	(.35)	(.38)	(.37)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.08)	– 0	–

Total dividends and distributions	(.14)	(.20)	(.32)	(.32)	(.35)	(.46)	(.37)

Net asset value, end of period	$ 11.09	$ 10.99	$ 11.03	$ 10.70	$ 11.39	$ 10.93	$ 11.15

Total Return
Total investment return based on net asset value(d)	2.20%	1.45%	6.17%	(3.34)%	7.54%	2.35%	4.74%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,607	$24,900	$25,203	$30,060	$35,464	$32,103	$37,623
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.54	%^	1.53	%^	1.49%	1.49%	1.49%	1.48%	1.48	%+
Expenses, before waivers/reimbursements(e)	1.71	%^	1.72	%^	1.70%	1.63%	1.65%	1.66%	1.64	%+
Net investment income(b)	2.55	%^	2.71	%^	2.96%	2.84%	3.16%	3.53%	3.37	%+
Portfolio turnover rate	12%	21%	15%	24%	17%	2%	10%

See footnote summary on pages 168-169.

146	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class A
Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 11.37	$ 11.36	$ 11.05	$ 11.87	$ 11.28	$ 11.32	$ 11.08

Income From Investment Operations
Net investment income(b)(c)	.18	.24	.37	.37	.39	.38	.39
Net realized and unrealized gain (loss) on investment transactions	.07	.02	.33	(.76)	.61	(.02	)†	.26

Net increase (decrease) in net asset value from operations	.25	.26	.70	(.39)	1.00	.36	.65

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.25)	(.39)	(.39)	(.41)	(.40)	(.41)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.04)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.18)	(.25)	(.39)	(.43)	(.41)	(.40)	(.41)

Net asset value, end of period	$ 11.44	$ 11.37	$ 11.36	$ 11.05	$ 11.87	$ 11.28	$ 11.32

Total Return
Total investment return based on net asset value(d)	2.24%	2.26%	6.42%	(3.38)%	8.98%	3.38%	6.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$181,854	$188,934	$194,274	$202,230	$233,271	$215,025	$192,427
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.77	%^	.80	%^	.82%	.82%	.82%	.82%	.82	%+
Expenses, before waivers/reimbursements	.87	%^	.90	%^	.91%	.88%	.88%	.89%	.93	%+
Net investment income(b)	3.09	%^	3.10	%^	3.35%	3.18%	3.33%	3.51%	3.50	%+
Portfolio turnover rate	11%	12%	9%	19%	6%	15%	14%

See footnote summary on pages 168-169.

AB MUNICIPAL INCOME FUND II •	147

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class B
Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 11.35	$ 11.34	$ 11.03	$ 11.85	$ 11.25	$ 11.29	$ 11.06

Income From Investment Operations
Net investment income(b)(c)	.13	.18	.30	.29	.31	.30	.31
Net realized and unrealized gain (loss) on investment transactions	.08	.02	.32	(.76)	.62	(.01	)†	.25

Net increase (decrease) in net asset value from operations	.21	.20	.62	(.47)	.93	.29	.56

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.19)	(.31)	(.31)	(.33)	(.33)	(.33)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.04)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.14)	(.19)	(.31)	(.35)	(.33)	(.33)	(.33)

Net asset value, end of period	$ 11.42	$ 11.35	$ 11.34	$ 11.03	$ 11.85	$ 11.25	$ 11.29

Total Return
Total investment return based on net asset value(d)	1.86%	1.77%	5.70%	(4.05)%	8.34%	2.68%	5.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$224	$399	$656	$1,426	$2,223	$3,086	$4,725
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.52	%^	1.52	%^	1.52%	1.52%	1.52%	1.52%	1.52	%+
Expenses, before waivers/reimbursements	1.62	%^	1.63	%^	1.61%	1.58%	1.60%	1.61%	1.64	%+
Net investment income(b)	2.37	%^	2.39	%^	2.69%	2.49%	2.66%	2.81%	2.82	%+
Portfolio turnover rate	11%	12%	9%	19%	6%	15%	14%

See footnote summary on pages 168-169.

148	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class C
Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 11.35	$ 11.34	$ 11.03	$ 11.85	$ 11.26	$ 11.30	$ 11.06

Income From Investment Operations
Net investment income(b)(c)	.13	.18	.30	.29	.31	.31	.31
Net realized and unrealized gain (loss) on investment transactions	.08	.02	.32	(.76)	.61	(.02	)†	.26

Net increase (decrease) in net asset value from operations	.21	.20	.62	(.47)	.92	.29	.57

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.19)	(.31)	(.31)	(.33)	(.33)	(.33)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.04)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.14)	(.19)	(.31)	(.35)	(.33)	(.33)	(.33)

Net asset value, end of period	$ 11.42	$ 11.35	$ 11.34	$ 11.03	$ 11.85	$ 11.26	$ 11.30

Total Return
Total investment return based on net asset value(d)	1.86%	1.77%	5.70%	(4.06)%	8.24%	2.67%	5.29%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$53,474	$53,570	$54,108	$64,298	$70,889	$58,968	$65,011
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.52	%^	1.52	%^	1.52%	1.52%	1.52%	1.52%	1.52	%+
Expenses, before waivers/reimbursements	1.62	%^	1.63	%^	1.61%	1.59%	1.59%	1.60%	1.63	%+
Net investment income(b)	2.34	%^	2.39	%^	2.67%	2.49%	2.64%	2.81%	2.80	%+
Portfolio turnover rate	11%	12%	9%	19%	6%	15%	14%

See footnote summary on pages 168-169.

AB MUNICIPAL INCOME FUND II •	149

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Michigan Portfolio
Class A
Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.33	$ 10.33	$ 9.96	$ 11.01	$ 10.76	$ 10.89	$ 10.79

Income From Investment Operations
Net investment income(b)(c)	.17	.23	.36	.35	.39	.41	.39
Net realized and unrealized gain (loss) on investment transactions	.10	(.00	)(f)	.37	(.94)	.28	(.11)	.13
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(f)

Net increase (decrease) in net asset value from operations	.27	.23	.73	(.59)	.67	.30	.52

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.23)	(.36)	(.37)	(.41)	(.43)	(.42)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.09)	(.01)	– 0	–	– 0	–

Total dividends and distributions	(.17)	(.23)	(.36)	(.46)	(.42)	(.43)	(.42)

Net asset value, end of period	$ 10.43	$ 10.33	$ 10.33	$ 9.96	$ 11.01	$ 10.76	$ 10.89

Total Return
Total investment return based on net asset value(d)	2.64%	2.22%	7.42%	(5.57)%	6.33%	2.92%	4.92%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,256	$37,254	$39,075	$48,743	$71,424	$66,033	$73,445
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.85	%^	.88	%^	.90%	.95%	1.01%	1.01%	1.01	%+
Expenses, before waivers/reimbursements(e)	1.22	%^	1.25	%^	1.21%	1.06%	1.05%	1.09%	1.06	%+
Net investment income(b)	3.30	%^	3.30	%^	3.53%	3.23%	3.55%	3.84%	3.67	%+
Portfolio turnover rate	7%	5%	12%	28%	28%	3%	5%

See footnote summary on pages 168-169.

150	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Michigan Portfolio
Class B
Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.31	$ 10.31	$ 9.94	$ 10.98	$ 10.74	$ 10.87	$ 10.77

Income From Investment Operations
Net investment income(b)(c)	.13	.18	.29	.27	.31	.34	.32
Net realized and unrealized gain (loss) on investment transactions	.10	(.00	)(f)	.37	(.92)	.27	(.10)	.12
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(f)

Net increase (decrease) in net asset value from operations	.23	.18	.66	(.65)	.58	.24	.44

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.18)	(.29)	(.30)	(.33)	(.37)	(.34)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.09)	(.01)	– 0	–	– 0	–

Total dividends and distributions	(.13)	(.18)	(.29)	(.39)	(.34)	(.37)	(.34)

Net asset value, end of period	$ 10.41	$ 10.31	$ 10.31	$ 9.94	$ 10.98	$ 10.74	$ 10.87

Total Return
Total investment return based on net asset value(d)	2.26%	1.73%	6.69%	(6.15)%	5.52%	2.27%	4.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$294	$341	$375	$448	$1,003	$1,460	$3,235
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.60	%^	1.60	%^	1.60%	1.66%	1.71%	1.71%	1.71	%+
Expenses, before waivers/reimbursements(e)	1.98	%^	1.99	%^	1.93%	1.77%	1.78%	1.80%	1.78	%+
Net investment income(b)	2.55	%^	2.58	%^	2.84%	2.54%	2.88%	3.16%	2.99	%+
Portfolio turnover rate	7%	5%	12%	28%	28%	3%	5%

See footnote summary on pages 168-169.

AB MUNICIPAL INCOME FUND II •	151

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Michigan Portfolio
Class C
Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.31	$ 10.32	$ 9.95	$ 10.99	$ 10.75	$ 10.87	$ 10.78

Income From Investment Operations
Net investment income(b)(c)	.13	.18	.29	.27	.31	.33	.32
Net realized and unrealized gain (loss) on investment transactions	.10	(.01)	.37	(.92)	.27	(.09)	.11
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(f)

Net increase (decrease) in net asset value from operations	.23	.17	.66	(.65)	.58	.24	.43

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.18)	(.29)	(.30)	(.33)	(.36)	(.34)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.09)	(.01)	– 0	–	– 0	–

Total dividends and distributions	(.13)	(.18)	(.29)	(.39)	(.34)	(.36)	(.34)

Net asset value, end of period	$ 10.41	$ 10.31	$ 10.32	$ 9.95	$ 10.99	$ 10.75	$ 10.87

Total Return
Total investment return based on net asset value(d)	2.26%	1.63%	6.69%	(6.15)%	5.51%	2.30%	4.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,248	$18,483	$18,949	$22,161	$28,668	$28,813	$35,777
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.60	%^	1.60	%^	1.60%	1.65%	1.71%	1.71%	1.71	%+
Expenses, before waivers/reimbursements(e)	1.97	%^	1.98	%^	1.92%	1.77%	1.76%	1.79%	1.76	%+
Net investment income(b)	2.55	%^	2.58	%^	2.83%	2.55%	2.86%	3.15%	2.97	%+
Portfolio turnover rate	7%	5%	12%	28%	28%	3%	5%

See footnote summary on pages 168-169.

152	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class A
Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.33	$ 10.46	$ 10.13	$ 10.72	$ 10.35	$10.35	$ 10.17

Income From Investment Operations
Net investment income(b)(c)	.16	.20	.31	.31	.35	.35	.32
Net realized and unrealized gain (loss) on investment transactions	.06	(.06)	.35	(.54)	.38	.01	†	.19

Net increase (decrease) in net asset value from operations	.22	.14	.66	(.23)	.73	.36	.51

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.21)	(.33)	(.32)	(.36)	(.36)	(.33)
Distributions from net realized gain on investment transactions	– 0	–	(.06)	– 0	–	(.04)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.16)	(.27)	(.33)	(.36)	(.36)	(.36)	(.33)

Net asset value, end of period	$ 10.39	$ 10.33	$ 10.46	$ 10.13	$ 10.72	$ 10.35	$ 10.35

Total Return
Total investment return based on net asset value(d)	2.18%	1.37%	6.60%	(2.24)%	7.17%	3.68%	5.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66,533	$70,197	$69,595	$72,221	$85,035	$86,705	$107,206
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.86	%^	.88	%^	.90%	.90%	.91%	.90%	.90	%+
Expenses, before waivers/reimbursements(e)	1.06	%^	1.08	%^	1.09%	1.02%	1.02%	1.02%	1.02	%+
Net investment income(b)	3.00	%^	2.90	%^	3.04%	2.93%	3.29%	3.48%	3.11	%+
Portfolio turnover rate	5%	11%	19%	17%	14%	10%	22%

See footnote summary on pages 168-169.

AB MUNICIPAL INCOME FUND II •	153

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class B
Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.33	$ 10.45	$ 10.12	$ 10.71	$ 10.35	$ 10.35	$ 10.17

Income From Investment Operations
Net investment income(b)(c)	.12	.15	.24	.24	.28	.28	.25
Net realized and unrealized gain (loss) on investment transactions	.05	(.05)	.35	(.54)	.37	.01	†	.19

Net increase (decrease) in net asset value from operations	.17	.10	.59	(.30)	.65	.29	.44

Less: Dividends and Distributions
Dividends from net investment income	(.12)	(.16)	(.26)	(.25)	(.29)	(.29)	(.26)
Distributions from net realized gain on investment transactions	– 0	–	(.06)	– 0	–	(.04)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.12)	(.22)	(.26)	(.29)	(.29)	(.29)	(.26)

Net asset value, end of period	$ 10.38	$ 10.33	$ 10.45	$ 10.12	$ 10.71	$ 10.35	$ 10.35

Total Return
Total investment return based on net asset value(d)	1.70%	.98%	5.86%	(2.92)%	6.33%	2.96%	4.39%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32	$34	$91	$128	$196	$440	$676
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.61	%^	1.60	%^	1.60%	1.60%	1.61%	1.60%	1.60	%+
Expenses, before waivers/reimbursements(e)	1.85	%^	1.82	%^	1.81%	1.73%	1.94%	1.90%	1.76	%+
Net investment income(b)	2.25	%^	2.18	%^	2.34%	2.23%	2.62%	2.77%	2.45	%+
Portfolio turnover rate	5%	11%	19%	17%	14%	10%	22%

See footnote summary on pages 168-169.

154	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class C
Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.34	$ 10.47	$ 10.14	$ 10.73	$ 10.36	$ 10.36	$ 10.18

Income From Investment Operations
Net investment income(b)(c)	.12	.15	.24	.24	.27	.28	.24
Net realized and unrealized gain (loss) on investment transactions	.07	(.06)	.35	(.54)	.39	.01	†	.20

Net increase (decrease) in net asset value from operations	.19	.09	.59	(.30)	.66	.29	.44

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.16)	(.26)	(.25)	(.29)	(.29)	(.26)
Distributions from net realized gain on investment transactions	– 0	–	(.06)	– 0	–	(.04)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.13)	(.22)	(.26)	(.29)	(.29)	(.29)	(.26)

Net asset value, end of period	$ 10.40	$ 10.34	$ 10.47	$ 10.14	$ 10.73	$ 10.36	$ 10.36

Total Return
Total investment return based on net asset value(d)	1.80%	.88%	5.86%	(2.92)%	6.41%	2.95%	4.37%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,690	$15,680	$16,126	$19,064	$22,445	$20,838	$22,240
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.61	%^	1.60	%^	1.60%	1.60%	1.61%	1.60%	1.60	%+
Expenses, before waivers/reimbursements(e)	1.81	%^	1.81	%^	1.79%	1.72%	1.72%	1.73%	1.72	%+
Net investment income(b)	2.25	%^	2.17	%^	2.34%	2.23%	2.58%	2.79%	2.41	%+
Portfolio turnover rate	5%	11%	19%	17%	14%	10%	22%

See footnote summary on pages 168-169.

AB MUNICIPAL INCOME FUND II •	155

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class A
	Six Months Ended November 30, 2015 (unaudited)		October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
				2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 9.67		$ 9.76	$ 9.55	$ 10.22	$ 9.71	$ 9.82		$ 9.55

Income From Investment Operations
Net investment income(b)(c)	.16		.22	.35	.33	.37	.39		.39
Net realized and unrealized gain (loss) on investment transactions	.06		(.08)	.22	(.66)	.52	(.11)		.28

Net increase (decrease) in net asset value from operations	.22		.14	.57	(.33)	.89	.28		.67

Less: Dividends
Dividends from net investment income	(.17)		(.23)	(.36)	(.34)	(.38)	(.39)		(.40)

Net asset value, end of period	$ 9.72		$ 9.67	$ 9.76	$ 9.55	$ 10.22	$ 9.71		$ 9.82

Total Return
Total investment return based on net asset value(d)	2.27%		1.43%	6.04%	(3.30)%	9.29%	3.08%		7.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$85,969		$90,559	$100,039	$113,048	$122,671	$118,468		$129,078
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.82	%^	.85%^	.87%	.87%	.87%	.87%		.87	%+
Expenses, before waivers/reimbursements	.97	%^	1.00%^	1.00%	.95%	.96%	.97%		.97	%+
Net investment income(b)	3.37	%^	3.42%^	3.62%	3.34%	3.70%	4.09%		4.08	%+
Portfolio turnover rate	8%		2%	16%	30%	14%	0	%(g)	9%

See footnote summary on pages 168-169.

156	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class B
	Six Months Ended November 30, 2015 (unaudited)		October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
				2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 9.67		$ 9.76	$ 9.55	$ 10.22	$ 9.71	$ 9.82		$ 9.55

Income From Investment Operations
Net investment income(b)(c)	.13		.18	.28	.26	.30	.32		.32
Net realized and unrealized gain (loss) on investment transactions	.05		(.09)	.22	(.66)	.52	(.10)		.28

Net increase (decrease) in net asset value from operations	.18		.09	.50	(.40)	.82	.22		.60

Less: Dividends
Dividends from net investment income	(.13)		(.18)	(.29)	(.27)	(.31)	(.33)		(.33)

Net asset value, end of period	$ 9.72		$ 9.67	$ 9.76	$ 9.55	$ 10.22	$ 9.71		$ 9.82

Total Return
Total investment return based on net asset value(d)	1.89%		.95%	5.32%	(3.97)%	8.53%	2.37%		6.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$278		$365	$466	$978	$1,997	$2,982		$4,878
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.57	%^	1.57%^	1.57%	1.57%	1.57%	1.57%		1.57	%+
Expenses, before waivers/reimbursements	1.73	%^	1.73%^	1.71%	1.65%	1.68%	1.68%		1.68	%+
Net investment income(b)	2.62	%^	2.70%^	2.94%	2.62%	3.02%	3.39%		3.37	%+
Portfolio turnover rate	8%		2%	16%	30%	14%	0	%(g)	9%

See footnote summary on pages 168-169.

AB MUNICIPAL INCOME FUND II •	157

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class C
	Six Months Ended November 30, 2015 (unaudited)		October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
				2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 9.67		$ 9.77	$ 9.55	$ 10.23	$ 9.72	$ 9.82		$ 9.56

Income From Investment Operations
Net investment income(b)(c)	.13		.18	.28	.26	.30	.32		.32
Net realized and unrealized gain (loss) on investment transactions	.06		(.10)	.23	(.67)	.52	(.09)		.27

Net increase (decrease) in net asset value from operations	.19		.08	.51	(.41)	.82	.23		.59

Less: Dividends
Dividends from net investment income	(.13)		(.18)	(.29)	(.27)	(.31)	(.33)		(.33)

Net asset value, end of period	$ 9.73		$ 9.67	$ 9.77	$ 9.55	$ 10.23	$ 9.72		$ 9.82

Total Return
Total investment return based on net asset value(d)	2.00%		.84%	5.41%	(4.07)%	8.52%	2.47%		6.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,697		$28,419	$29,694	$32,846	$37,604	$34,224		$38,765
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.57	%^	1.57%^	1.57%	1.57%	1.57%	1.57%		1.57	%+
Expenses, before waivers/reimbursements	1.72	%^	1.72%^	1.70%	1.65%	1.66%	1.67%		1.67	%+
Net investment income(b)	2.62	%^	2.70%^	2.91%	2.64%	2.99%	3.39%		3.38	%+
Portfolio turnover rate.	8%		2%	16%	30%	14%	0	%(g)	9%

See footnote summary on pages 168-169.

158	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Ohio Portfolio
Class A
Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 9.89	$ 9.93	$ 9.80	$ 10.58	$ 10.21	$ 10.22	$ 10.12

Income From Investment Operations
Net investment income(b)(c)	.15	.21	.34	.34	.37	.37	.37
Net realized and unrealized gain (loss) on investment transactions	.08	(.03)	.14	(.72)	.38	(.01)	.11

Net increase (decrease) in net asset value from operations	.23	.18	.48	(.38)	.75	.36	.48

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.22)	(.35)	(.35)	(.38)	(.37)	(.38)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.05)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.15)	(.22)	(.35)	(.40)	(.38)	(.37)	(.38)

Net asset value, end of period	$ 9.97	$ 9.89	$ 9.93	$ 9.80	$ 10.58	$ 10.21	$ 10.22

Total Return
Total investment return based on net asset value(d)	2.39%	1.76%	5.04%	(3.77)%	7.47%	3.71%	4.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$84,878	$86,775	$87,685	$103,466	$120,573	$106,356	$120,702
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.80	%^	.83	%^	.85%	.86%	.86%	.85%	.85	%+
Expenses, before waivers/reimbursements(e)	.98	%^	1.01	%^	1.02%	.96%	.97%	.96%	.99	%+
Net investment income(b)	3.00	%^	3.11	%^	3.50%	3.27%	3.55%	3.65%	3.72	%+
Portfolio turnover rate	4%	14%	17%	26%	27%	8%	3%
See footnote summary on pages 168-169.

AB MUNICIPAL INCOME FUND II •	159

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Ohio Portfolio
Class B
Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 9.88	$ 9.92	$ 9.79	$ 10.57	$ 10.20	$ 10.21	$ 10.11

Income From Investment Operations
Net investment income(b)(c)	.11	.16	.28	.26	.30	.29	.30
Net realized and unrealized gain (loss) on investment transactions	.08	(.03)	.14	(.71)	.38	.01	†	.11

Net increase (decrease) in net asset value from operations	.19	.13	.42	(.45)	.68	.30	.41

Less: Dividends and Distributions
Dividends from net investment income	(.12)	(.17)	(.29)	(.28)	(.31)	(.31)	(.31)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.05)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.12)	(.17)	(.29)	(.33)	(.31)	(.31)	(.31)

Net asset value, end of period	$ 9.95	$ 9.88	$ 9.92	$ 9.79	$ 10.57	$ 10.20	$ 10.21

Total Return
Total investment return based on net asset value(d)	1.91%	1.28%	4.32%	(4.43)%	6.74%	3.00%	4.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$65	$144	$209	$810	$1,833	$3,082	$4,991
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.55	%^	1.55	%^	1.55%	1.56%	1.55%	1.55%	1.55	%+
Expenses, before waivers/reimbursements(e)	1.74	%^	1.75	%^	1.72%	1.66%	1.70%	1.68%	1.71	%+
Net investment income(b)	2.25	%^	2.39	%^	2.85%	2.57%	2.90%	2.94%	3.03	%+
Portfolio turnover rate	4%	14%	17%	26%	27%	8%	3%

See footnote summary on pages 168-169.

160	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Ohio Portfolio
Class C
Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 9.88	$ 9.92	$ 9.80	$ 10.58	$ 10.20	$ 10.21	$ 10.12

Income From Investment Operations
Net investment income(b)(c)	.11	.16	.27	.27	.30	.30	.30
Net realized and unrealized gain (loss) on investment transactions	.09	(.03)	.14	(.73)	.39	.00	(f)†	.10

Net increase (decrease) in net asset value from operations	.20	.13	.41	(.46)	.69	.30	.40

Less: Dividends and Distributions
Dividends from net investment income	(.12)	(.17)	(.29)	(.27)	(.31)	(.31)	(.31)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.05)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.12)	(.17)	(.29)	(.32)	(.31)	(.31)	(.31)

Net asset value, end of period	$ 9.96	$ 9.88	$ 9.92	$ 9.80	$ 10.58	$ 10.20	$ 10.21

Total Return
Total investment return based on net asset value(d)	2.01%	1.28%	4.21%	(4.44)%	6.83%	2.99%	4.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,616	$29,673	$31,409	$37,947	$43,943	$41,520	$44,272
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.55	%^	1.55	%^	1.55%	1.56%	1.56%	1.55%	1.55	%+
Expenses, before waivers/reimbursements(e)	1.73	%^	1.74	%^	1.72%	1.66%	1.67%	1.66%	1.69	%+
Net investment income(b)	2.25	%^	2.39	%^	2.81%	2.58%	2.86%	2.96%	3.02	%+
Portfolio turnover rate	4%	14%	17%	26%	27%	8%	3%

See footnote summary on pages 168-169.

AB MUNICIPAL INCOME FUND II •	161

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Pennsylvania Portfolio
	Class A
	Six Months Ended November 30, 2015 (unaudited)		October 1, 2014 to May 31, 2015(a)		Year Ended September 30,
					2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.42		$ 10.43		$ 10.11	$ 10.95	$ 10.43	$ 10.55	$ 10.28

Income From Investment Operations
Net investment income(b)(c)	.16		.22		.34	.34	.37	.40	.40
Net realized and unrealized gain (loss) on investment transactions	.08		(.01)		.35	(.75)	.53	(.03)	.27

Net increase (decrease) in net asset value from operations	.24		.21		.69	(.41)	.90	.37	.67

Less: Dividends and Distributions
Dividends from net investment income	(.16)		(.22)		(.34)	(.34)	(.37)	(.40)	(.40)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.03)	(.09)	(.01)	(.09)	– 0	–

Total dividends and distributions	(.16)		(.22)		(.37)	(.43)	(.38)	(.49)	(.40)

Net asset value, end of period	$ 10.50		$ 10.42		$ 10.43	$ 10.11	$ 10.95	$ 10.43	$ 10.55

Total Return
Total investment return based on net asset value(d)	2.33%		1.99%		6.93%	(3.82)%	8.74%	3.75%	6.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$76,784		$78,907		$82,402	$88,199	$105,045	$101,432	$104,928
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.85	%^	.88	%^	.90%	.92%	.95%	.95%	.95	%+
Expenses, before waivers/reimbursements	1.01	%^	1.04	%^	1.07%	1.01%	.99%	1.00%	1.01	%+
Net investment income(b)	3.09	%^	3.10	%^	3.29%	3.23%	3.44%	3.90%	3.88	%+
Portfolio turnover rate	3%		2%		25%	17%	20%	6%	17%

See footnote summary on pages 168-169.

162	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Pennsylvania Portfolio
	Class B
	Six Months Ended November 30, 2015 (unaudited)		October 1, 2014 to May 31, 2015(a)		Year Ended September 30,
					2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.42		$ 10.43		$ 10.11	$ 10.95	$ 10.43	$ 10.55	$ 10.28

Income From Investment Operations
Net investment income(b)(c)	.12		.17		.27	.27	.29	.32	.33
Net realized and unrealized gain (loss) on investment transactions	.08		(.01)		.34	(.75)	.53	(.02)	.27

Net increase (decrease) in net asset value from operations	.20		.16		.61	(.48)	.82	.30	.60

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.17)		(.26)	(.27)	(.29)	(.33)	(.33)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.03)	(.09)	(.01)	(.09)	– 0	–

Total dividends and distributions	(.12)		(.17)		(.29)	(.36)	(.30)	(.42)	(.33)

Net asset value, end of period	$ 10.50		$ 10.42		$ 10.43	$ 10.11	$ 10.95	$ 10.43	$ 10.55

Total Return
Total investment return based on net asset value(d)	1.95%		1.50%		6.19%	(4.49)%	7.99%	3.03%	5.93%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$118		$168		$340	$901	$1,699	$3,164	$4,642
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.60	%^	1.60	%^	1.60%	1.62%	1.65%	1.65%	1.65	%+
Expenses, before waivers/reimbursements	1.79	%^	1.79	%^	1.78%	1.72%	1.71%	1.72%	1.73	%+
Net investment income(b)	2.33	%^	2.38	%^	2.62%	2.51%	2.77%	3.19%	3.18	%+
Portfolio turnover rate	3%		2%		25%	17%	20%	6%	17%

See footnote summary on pages 168-169.

AB MUNICIPAL INCOME FUND II •	163

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Pennsylvania Portfolio
	Class C
	Six Months Ended November 30, 2015 (unaudited)		October 1, 2014 to May 31, 2015(a)		Year Ended September 30,
					2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.42		$ 10.43		$ 10.11	$ 10.95	$ 10.44	$ 10.55	$ 10.28

Income From Investment Operations
Net investment income(b)(c)	.12		.17		.26	.27	.29	.32	.33
Net realized and unrealized gain (loss) on investment transactions	.08		(.01)		.35	(.75)	.52	(.01)	.27

Net increase (decrease) in net asset value from operations	.20		.16		.61	(.48)	.81	.31	.60

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.17)		(.26)	(.27)	(.29)	(.33)	(.33)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.03)	(.09)	(.01)	(.09)	– 0	–

Total dividends and distributions	(.12)		(.17)		(.29)	(.36)	(.30)	(.42)	(.33)

Net asset value, end of period	$ 10.50		$ 10.42		$ 10.43	$ 10.11	$ 10.95	$ 10.44	$ 10.55

Total Return
Total investment return based on net asset value(d)	1.95%		1.49%		6.19%	(4.49)%	7.88%	3.13%	5.93%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,784		$21,635		$22,057	$23,789	$28,555	$25,694	$28,671
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.60	%^	1.60	%^	1.60%	1.62%	1.65%	1.65%	1.65	%+
Expenses, before waivers/reimbursements	1.76	%^	1.77	%^	1.77%	1.71%	1.69%	1.71%	1.71	%+
Net investment income(b)	2.34	%^	2.38	%^	2.59%	2.53%	2.74%	3.19%	3.17	%+
Portfolio turnover rate	3%		2%		25%	17%	20%	6%	17%

See footnote summary on pages 168-169.

164	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Virginia Portfolio
Class A
Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 11.11	$ 11.13	$ 10.70	$ 11.61	$ 11.12	$ 11.07	$ 10.84

Income From Investment Operations
Net investment income(b)(c)	.17	.23	.36	.34	.37	.41	.39
Net realized and unrealized gain (loss) on investment transactions	.08	(.01)	.44	(.81)	.56	.09	.24

Net increase (decrease) in net asset value from operations	.25	.22	.80	(.47)	.93	.50	.63

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.24)	(.37)	(.35)	(.38)	(.43)	(.40)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.09)	(.06)	(.02)	– 0	–

Total dividends and distributions	(.18)	(.24)	(.37)	(.44)	(.44)	(.45)	(.40)

Net asset value, end of period	$ 11.18	$ 11.11	$ 11.13	$ 10.70	$ 11.61	$ 11.12	$ 11.07

Total Return
Total investment return based on net asset value(d)	2.24%	1.94%	7.60%	(4.21)%	8.55%	4.72%	6.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$178,862	$181,642	$173,381	$186,429	$228,317	$189,326	$204,517
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.80	%^	.80	%^	.80%	.77%	.72%	.72%	.72	%+
Expenses, before waivers/reimbursements	.86	%^	.90	%^	.92%	.88%	.89%	.91%	.92	%+
Net investment income(b)	3.07	%^	3.05	%^	3.29%	2.98%	3.28%	3.84%	3.64	%+
Portfolio turnover rate	6%	5%	8%	16%	23%	24%	8%

See footnote summary on pages 168-169.

AB MUNICIPAL INCOME FUND II •	165

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Virginia Portfolio
Class B
Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 11.09	$ 11.11	$ 10.68	$ 11.59	$ 11.10	$ 11.05	$ 10.82

Income From Investment Operations
Net investment income(b)(c)	.13	.17	.29	.26	.29	.34	.32
Net realized and unrealized gain (loss) on investment transactions	.09	(.01)	.43	(.81)	.56	.08	.24

Net increase (decrease) in net asset value from operations	.22	.16	.72	(.55)	.85	.42	.56

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.18)	(.29)	(.27)	(.30)	(.35)	(.33)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.09)	(.06)	(.02)	– 0	–

Total dividends and distributions	(.14)	(.18)	(.29)	(.36)	(.36)	(.37)	(.33)

Net asset value, end of period	$ 11.17	$ 11.09	$ 11.11	$ 10.68	$ 11.59	$ 11.10	$ 11.05

Total Return
Total investment return based on net asset value(d)	1.95%	1.46%	6.87%	(4.88)%	7.83%	4.01%	5.29%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$162	$340	$668	$1,267	$2,083	$3,132	$4,752
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.55	%^	1.52	%^	1.50%	1.47%	1.42%	1.42%	1.42	%+
Expenses, before waivers/reimbursements	1.63	%^	1.63	%^	1.62%	1.59%	1.61%	1.63%	1.64	%+
Net investment income(b)	2.33	%^	2.34	%^	2.63%	2.28%	2.62%	3.15%	2.96	%+
Portfolio turnover rate	6%	5%	8%	16%	23%	24%	8%

See footnote summary on pages 168-169.

166	• AB MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Virginia Portfolio
Class C
Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 11.08	$ 11.10	$ 10.67	$ 11.59	$ 11.09	$ 11.04	$ 10.81

Income From Investment Operations
Net investment income(b)(c)	.13	.17	.28	.26	.29	.34	.32
Net realized and unrealized gain (loss) on investment transactions	.08	(.01)	.44	(.82)	.57	.08	.24

Net increase (decrease) in net asset value from operations	.21	.16	.72	(.56)	.86	.42	.56

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.18)	(.29)	(.27)	(.30)	(.35)	(.33)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.09)	(.06)	(.02)	– 0	–

Total dividends and distributions	(.14)	(.18)	(.29)	(.36)	(.36)	(.37)	(.33)

Net asset value, end of period	$ 11.15	$ 11.08	$ 11.10	$ 10.67	$ 11.59	$ 11.09	$ 11.04

Total Return
Total investment return based on net asset value(d)	1.87%	1.46%	6.88%	(4.97)%	7.91%	4.01%	5.29%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$53,875	$54,359	$55,038	$59,194	$73,102	$61,044	$59,844
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.55	%^	1.53	%^	1.50%	1.47%	1.42%	1.42%	1.42	%+
Expenses, before waivers/reimbursements	1.62	%^	1.63	%^	1.62%	1.59%	1.59%	1.61%	1.62	%+
Net investment income(b)	2.33	%^	2.34	%^	2.60%	2.29%	2.59%	3.14%	2.95	%+
Portfolio turnover rate	6%	5%	8%	16%	23%	24%	8%

See footnote summary on pages 168-169.

AB MUNICIPAL INCOME FUND II •	167

Financial Highlights

(a)	The Portfolio changed its fiscal year end from September 30 to May 31.

(b)	Net of fees waived and expenses reimbursed by the Adviser.

(c)	Based on average shares outstanding.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest expense:

	Six Months Ended November 30, 2015 (unaudited)		October 1, 2014 to May 31, 2015(a)		Year Ended September 30,
					2014	2013	2012	2011	2010

AB Arizona Portfolio
Class A
Net of waivers	.78	%^	.78	%^	.78%	.78%	.78%	.78%	.78	%+
Before waivers	.95	%^	.97	%^	.98%	.92%	.94%	.95%	.94	%+
Class B
Net of waivers	1.53	%^	1.50	%^	1.48%	1.48%	1.48%	1.48%	1.48	%+
Before waivers	1.70	%^	1.70	%^	1.68%	1.63%	1.66%	1.67%	1.65	%+
Class C
Net of waivers	1.53	%^	1.50	%^	1.48%	1.48%	1.48%	1.48%	1.48	%+
Before waivers	1.70	%^	1.70	%^	1.68%	1.63%	1.64%	1.66%	1.64	%+

AB Michigan Portfolio
Class A
Net of waivers	N/A		N/A		N/A	.94%	1.01%	1.01%	1.01	%+
Before waivers	N/A		N/A		N/A	1.05%	1.05%	1.09%	1.06	%+
Class B
Net of waivers	N/A		N/A		N/A	1.65%	1.71%	1.71%	1.71	%+
Before waivers	N/A		N/A		N/A	1.76%	1.78%	1.80%	1.78	%+
Class C
Net of waivers	N/A		N/A		N/A	1.64%	1.71%	1.71%	1.71	%+
Before waivers	N/A		N/A		N/A	1.76%	1.76%	1.79%	1.76	%+

AB Minnesota Portfolio
Class A
Net of waivers	.85	%^	N/A		N/A	.90%	.90%	.90%	.90	%+
Before waivers	1.05	%^	N/A		N/A	1.02%	1.02%	1.02%	1.02	%+
Class B
Net of waivers	1.60	%^	N/A		N/A	1.60%	1.60%	1.60%	1.60	%+
Before waivers	1.84	%^	N/A		N/A	1.73%	1.94%	1.90%	1.76	%+
Class C
Net of waivers	1.60	%^	N/A		N/A	1.60%	1.60%	1.60%	1.60	%+
Before waivers	1.80	%^	N/A		N/A	1.72%	1.72%	1.73%	1.72	%+

168	• AB MUNICIPAL INCOME FUND II

Financial Highlights

	Six Months Ended November 30, 2015 (unaudited)	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
			2014	2013	2012	2011	2010

AB Ohio Portfolio
Class A
Net of waivers	N/A	N/A	.85%	.85%	.85%	.85%	.85	%+
Before waivers	N/A	N/A	1.01%	.96%	.96%	.96%	.99	%+
Class B
Net of waivers	N/A	N/A	1.55%	1.55%	1.55%	1.55%	1.55	%+
Before waivers	N/A	N/A	1.72%	1.66%	1.69%	1.68%	1.71	%+
Class C
Net of waivers	N/A	N/A	1.55%	1.55%	1.55%	1.55%	1.55	%+
Before waivers	N/A	N/A	1.72%	1.66%	1.66%	1.66%	1.69	%+

(f)	Amount is less than $.005.

(g)	Amount is less than .005%.

^	Annualized.

+	The ratio includes expenses attributable to costs of proxy solicitation.

†	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

See notes to financial statements.

AB MUNICIPAL INCOME FUND II •	169

Financial Highlights

BOARD OF TRUSTEES

Marshall C. Turner, Jr.(1) , Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Robert (“Guy”) B. Davidson III(2), Senior Vice President

Douglas J. Peebles, Senior Vice President

Fred S. Cohen(2), Vice President

Terrance T. Hults(2), Vice President

Matthew J. Norton(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Portfolios’ portfolios are made by the Municipal Bond Investment Team. Fred S. Cohen, Robert “Guy” B. Davidson III, Terrance T. Hults and Matthew J. Norton are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolios’ portfolios.

170	• AB MUNICIPAL INCOME FUND II

Board of Trustees

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “trustees”) of AB Municipal Income Fund II (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) at a meeting held on November 3-5, 2015:

• AB Arizona Portfolio	• AB New Jersey Portfolio

• AB Massachusetts Portfolio	• AB Ohio Portfolio

• AB Michigan Portfolio	• AB Pennsylvania Portfolio

• AB Minnesota Portfolio	• AB Virginia Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Portfolio, the trustees had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The trustees also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the advisory fee in respect of each Portfolio, in which the Senior Officer concluded that the contractual fee for each Portfolio was reasonable. The trustees also discussed the proposed continuances in private sessions with counsel and the Fund’s Senior Officer.

The trustees considered their knowledge of the nature and quality of the services provided by the Adviser to the Portfolios gained from their experience as trustees or directors of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the trustees and its responsiveness, frankness and attention to concerns raised by the trustees in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The trustees noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Portfolios and review extensive materials and information presented by the Adviser.

The trustees also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and different trustees may have attributed different weights to the various factors. The trustees determined that the selection of the Adviser to manage each Portfolio, and the overall arrangements between each Portfolio and the Adviser,

AB MUNICIPAL INCOME FUND II •	171

as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the trustees considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the trustees’ determinations included the following:

Nature, Extent and Quality of Services Provided

The trustees considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Portfolio. They also noted the professional experience and qualifications of each Portfolio’s portfolio management team and other senior personnel of the Adviser. The trustees also considered that the Advisory Agreement provides that each Portfolio will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Portfolio by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the trustees. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from such Portfolio to the Adviser than the fee rate stated in the Advisory Agreement. The trustees noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Portfolios’ other service providers, also were considered. The trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Portfolios under the Advisory Agreement.

Costs of Services Provided and Profitability

The trustees reviewed a schedule of the revenues, expenses and related notes indicating the profitability of each Portfolio to the Adviser for calendar years 2013 and 2014 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The trustees noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The trustees noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Portfolios, including those relating to its subsidiaries that provide transfer agency and distribution services to the Portfolios. The trustees recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The trustees focused on the profitability of the Adviser’s relationships with the Portfolios before taxes and distribution expenses. The directors noted that the Adviser’s relationship with the Michigan Portfolio was not profitable to it in

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2014. The trustees were satisfied that the Adviser’s level of profitability from its relationship with the Michigan Portfolio in 2013 and with the other Portfolios in 2013 and 2014 was not unreasonable.

Fall-Out Benefits

The trustees considered the other benefits to the Adviser and its affiliates from their relationships with the Portfolios, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Portfolios’ shares and transfer agency fees paid by the Portfolios to a wholly owned subsidiary of the Adviser. The trustees recognized that the Adviser’s profitability would be somewhat lower without these benefits. The trustees understood that the Adviser also might derive reputational and other benefits from its association with the Portfolios.

Investment Results

In addition to the information reviewed by the trustees in connection with the meeting, the trustees receive detailed performance information for each Portfolio at each regular Board meeting during the year. At the November 2015 meeting, the trustees reviewed information prepared by Broadridge showing the performance for Class A shares of each Portfolio as compared with that of a group of similar funds selected by Broadridge (the “Performance Group”) and as compared with that of a broader array of funds selected by Broadridge (the “Performance Universe”) and information prepared by the Adviser showing performance of the Class A Shares of each Portfolio as compared with the Barclays Municipal Bond Index (the “Index”) for the 1-, 3-, 5- and 10-year periods ended July 31, 2015 and (in the case of the Index) the period since inception.

AB Arizona Portfolio

The trustees noted that the Portfolio (June 1994 inception) was in the 2nd quintile of the Performance Group and the Performance Universe for the 1-, 3- and 5-year periods, and in the 3rd quintile of the Performance Group and 2nd quintile of the Performance Universe for the 10-year period. The Portfolio outperformed the Index in the 1-year period and lagged it in all other periods. Based on their review, the trustees concluded that the Portfolio’s performance was acceptable.

AB Massachusetts Portfolio

The trustees noted that the Portfolio (March 1994 inception) was in the 2nd quintile of the Performance Group and the Performance Universe for the 1-year period, in the 4th quintile of the Performance Group and 3rd quintile of the Performance Universe for the 3-year period, and in the 3rd quintile of the Performance Group and the Performance Universe for the 5- and 10-year periods. The Portfolio outperformed the Index in the 1-year period and lagged it in all other periods. Based on their review, the trustees concluded that the Portfolio’s performance was acceptable.

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AB Michigan Portfolio

The trustees noted that the Portfolio (February 1994 inception) was in the 1st quintile of the Performance Group and the Performance Universe for the 1-year period, in the 4th quintile of the Performance Group and the Performance Universe for the 3-year period, in the 5th quintile of the Performance Group and the Performance Universe for the 5-year period, and in the 4th quintile of the Performance Group and 5th quintile of the Performance Universe for the 10-year period. The Portfolio outperformed the Index in the 1-year period and lagged it in all other periods. Based on their review, the trustees concluded that the Portfolio’s recent performance was acceptable.

AB Minnesota Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 4th quintile of the Performance Group and 3rd quintile of the Performance Universe for the 1-year period, in the 5th quintile of the Performance Group and 4th quintile of the Performance Universe for the 3-year period, and in the 5th quintile of the Performance Group and the Performance Universe for the 5- and 10-year periods. The Portfolio lagged the Index in all periods. Based on their review, the trustees concluded that the Portfolio’s recent performance was acceptable.

AB New Jersey Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 2nd quintile of the Performance Group and the Performance Universe for the 1-year period, in the 4th quintile of the Performance Group and the Performance Universe for the 3- and 5-year periods, and in the 3rd quintile of the Performance Group and the Performance Universe for the 10-year period. The Portfolio lagged the Index in all periods. Based on their review, the trustees concluded that the Portfolio’s recent performance was acceptable.

AB Ohio Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 2nd quintile of the Performance Group and 3rd quintile of the Performance Universe for the 1-year period, in the 5th quintile of the Performance Group and the Performance Universe for the 3- and 5-year periods, and in the 5th quintile of the Performance Group and 4th quintile of the Performance Universe for the 10-year period. The Portfolio outperformed the Index in the 1-year period and lagged it in all other periods. Based on their review, the trustees concluded that the Portfolio’s recent performance was acceptable.

AB Pennsylvania Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 5th quintile of the Performance Group and 4th quintile of the Performance Universe for the 1-year period, in the 5th quintile of the Performance Group and the Performance Universe for the 3-year period, and in the 4th quintile of the Performance Group and the Performance Universe for the 5- and 10-year periods.

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The Portfolio outperformed the Index in the 1-year period and lagged it in all other periods. Based on their review and their discussion with the Adviser of the reasons for the Portfolio’s performance, the trustees retained confidence in the Adviser’s ability to manage the Portfolio’s assets.

AB Virginia Portfolio

The trustees noted that the Portfolio (April 1994 inception) was in the 2nd quintile of the Performance Group and the Performance Universe for the 1- and 3-year periods, and in the 1st quintile of the Performance Group and the Performance Universe for the 5- and 10-year periods. The Portfolio outperformed the Index in the 1-year period and lagged it in all other periods. Based on their review, the trustees concluded that the Portfolio’s performance was satisfactory.

Advisory Fees and Other Expenses

The trustees considered the advisory fee rate paid by each Portfolio to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as such Portfolio at a common asset level. The trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Adviser informed the trustees that there were no institutional products managed by it that have a substantially similar investment style. The trustees reviewed relevant advisory fee information from the Adviser’s Form ADV and noted that the Adviser charged institutional clients lower fees for advising comparably sized institutional accounts using strategies that differ from those of the Portfolios but which invest in fixed income municipal securities.

The Adviser reviewed with the trustees the significantly greater scope of the services it provides to the Portfolios relative to institutional clients. The Adviser also noted that because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where the assets tend to be relatively stable. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Portfolios, the trustees considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The trustees also considered the total expense ratio of the Class A shares of each Portfolio in comparison to the fees and expenses of funds within two comparison groups created by Broadridge: an Expense Group and an Expense Universe. Broadridge described an Expense Group as a representative sample of funds similar to a Portfolio and an Expense Universe as a broader group than the Expense Group, consisting of all funds in the Portfolio’s investment classification/objective with a similar load type as the Portfolio. The Class A expense ratio of each Portfolio was based on the Portfolio’s latest fiscal year and the information

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included the pro forma expense ratio of each Portfolio to reflect a reduction in the 12b-1 fee effective January 30, 2015. The pro forma expense ratio of each Portfolio reflected fee waivers and/or expense reimbursements as a result of undertakings by the Adviser. The trustees noted that it was likely that the expense ratios of some of the other funds in each Portfolio’s Broadridge category also were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The trustees view the expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to each Portfolio by others.

AB Arizona Portfolio

The trustees noted that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 2.8 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees noted that the Portfolio’s pro forma total expense ratio, giving effect to a cap by the Adviser, was lower than the Expense Group and the Expense Universe medians. The trustees concluded that the Portfolio’s pro forma expense ratio was satisfactory.

AB Massachusetts Portfolio

The trustees noted that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 1.4 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees also noted that the Portfolio’s pro forma total expense ratio, giving effect to a cap by the Adviser, was lower than the Expense Group and the Expense Universe medians. The trustees concluded that the Portfolio’s pro forma expense ratio was satisfactory.

AB Michigan Portfolio

The trustees noted that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points was lower than the Expense Group median. The trustees noted that the administrative expense reimbursement was 6.5 basis points in the Portfolio’s latest fiscal year, and that as a result the rate of total compensation received by the Adviser from the Portfolio pursuant to the Advisory Agreement was close to the Expense Group median. The trustees noted that the Portfolio’s pro forma total expense ratio, giving effect to a cap by the Adviser, was higher than the Expense Group and the Expense Universe medians. After discussing with the Adviser the reasons for the Portfolio’s pro forma expense ratio, the trustees concluded that the Portfolio’s pro forma expense ratio was acceptable.

AB Minnesota Portfolio

The trustees noted that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 4.1 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the

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Expense Group median. The trustees noted that the Portfolio’s pro forma total expense ratio, giving effect to a cap by the Adviser, was close to the Expense Group median and the same as the Expense Universe median. The trustees concluded that the Portfolio’s pro forma expense ratio was satisfactory.

AB New Jersey Portfolio

The trustees noted that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 2.9 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees noted that the Portfolio’s pro forma total expense ratio, giving effect to a cap by the Adviser, was lower than the Expense Group and the Expense Universe medians. The trustees concluded that the Portfolio’s pro forma expense ratio was satisfactory.

AB Ohio Portfolio

The trustees noted that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 3.0 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees noted that the Portfolio’s pro forma total expense ratio, giving effect to a cap by the Adviser, was lower than the Expense Group and the Expense Universe medians. The trustees concluded that the Portfolio’s pro forma expense ratio was satisfactory.

AB Pennsylvania Portfolio

The trustees noted that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 3.6 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees noted that the Portfolio’s pro forma total expense ratio, giving effect to a cap by the Adviser, was higher than the Expense Group and the Expense Universe medians. After discussing with the Adviser the reasons for the Portfolio’s pro forma expense ratio, the trustees concluded that the Portfolio’s pro forma expense ratio was acceptable.

AB Virginia Portfolio

The trustees noted that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points was lower than the Expense Group median. The trustees noted that the administrative expense reimbursement was 1.6 basis points in the Portfolio’s latest fiscal year, and that as a result the rate of total compensation received by the Adviser from the Portfolio pursuant to the Advisory Agreement was close to the Expense Group median. The trustees noted that the Portfolio’s pro forma total expense ratio, giving effect to a cap by the Adviser, was close to the Expense Group median and the same as the Expense Universe median. The trustees concluded that the Portfolio’s expense ratio was satisfactory.

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Economies of Scale

The trustees noted that the advisory fee schedule for each Portfolio contains breakpoints that reduce the fee rates on assets above specified levels. The trustees took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The trustees also had requested and received from the Adviser certain updates on economies of scale at the May 2015 meetings. The trustees believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The trustees noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The trustees observed that in the mutual fund industry as a whole, as well as among funds similar to the Portfolios, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The trustees also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the trustees concluded that the Portfolios’ shareholders would benefit from a sharing of economies of scale in the event a Portfolio’s net assets exceed a breakpoint in the future.

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THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AB Municipal Income Fund II (the “Trust”) in respect of the following Portfolios (the “Portfolios”):2

Arizona Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Trust, for the Trustees of the Trust, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Trustees to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of this summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolios which was provided to the Trustees in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement.

The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

1	The information in the fee evaluation was completed on October 22, 2015 and discussed with the Board of Trustees on November 3-5, 2015.

2	Future references to the Portfolios do not include “AB” References in the fee summary pertaining to performance and expense ratios refer to Class A shares of the Portfolios.

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5.	Possible economies of scale as the Portfolios grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolios.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S.Ct. 1418 (2010). In Jones, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s length bargaining as the benchmark for reviewing challenged fees.”3

INVESTMENT ADVISORY FEES, NET ASSETS, EXPENSE CAPS & RATIOS

The Adviser proposed that each Portfolio pays the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.4

Category	Advisory Fee Schedule[5]	Portfolio
Low Risk Income	0.45% on 1st $2.5 billion 0.40% on next $2.5 billion 0.35% on the balance	Arizona Portfolio Massachusetts Portfolio Michigan Portfolio Minnesota Portfolio New Jersey Portfolio Ohio Portfolio Pennsylvania Portfolio Virginia Portfolio

3	Jones v. Harris at 1427.

4	Most of the AB Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

5	The advisory fees for each Portfolio are based on the percentage of each Portfolio’s average daily net assets, not a combination of any of the Portfolios.

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The Portfolios’ net assets on September 30, 2015 are set forth below:

Portfolio	September 30, 2015 Net Assets ($MM)
Arizona Portfolio	$128.6
Massachusetts Portfolio	$236.7
Michigan Portfolio	$54.8
Minnesota Portfolio	$82.6
New Jersey Portfolio	$115.0
Ohio Portfolio	$114.2
Pennsylvania Portfolio	$98.4
Virginia Portfolio	$232.4

The Portfolios’ Investment Advisory Agreements provide for the Adviser to be reimbursed for certain clerical, legal, accounting, administrative and other services provided to each Portfolio. Indicated below are the reimbursement amounts, which the Adviser received from the Portfolios during their most recently completed fiscal year, expressed in dollars and as a percentage of average daily net assets:

Portfolio[6]	Amount	As a % of Average Daily Net Assets
Arizona Portfolio	$37,430	0.028%
Massachusetts Portfolio	$35,737	0.014%
Michigan Portfolio	$37,430	0.065%
Minnesota Portfolio	$35,738	0.041%
New Jersey Portfolio	$35,737	0.029%
Ohio Portfolio	$35,737	0.030%
Pennsylvania Portfolio	$37,430	0.036%
Virginia Portfolio	$37,430	0.016%

The Adviser has agreed to waive that portion of its advisory fees and/or reimburse the Portfolios for that portion of the Portfolios’ total operating expenses to the degree necessary to limit each Portfolio’s expense ratio to the amounts set forth below for each Portfolio’s current fiscal year. The waiver is terminable by the

6	The reimbursements are for the fiscal period from October 1, 2014 through May 31, 2015.

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Adviser upon at least 60 days’ notice prior to Portfolios’ prospectus update. In addition, set forth below are the gross expense ratios of the Portfolios for the fiscal year ended May 31, 2015 (Oct. 1, 2014 – May 31, 2015):

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking			Gross Expense Ratio[7]		Fiscal Year End[8]
Arizona Portfolio[9],[10]	Class A Class B Class C	0.78 1.48 1.48	% % %	0.97 1.70 1.70	% % %	May 31, 2015

Massachusetts Portfolio[11],[12]	Class A Class B Class C	0.77 1.52 1.52	% % %	0.90 1.63 1.63	% % %	May 31, 2015

Michigan Portfolio[13],[14]	Class A Class B Class C	0.85 1.60 1.60	% % %	1.25 1.99 1.98	% % %	May 31, 2015

Minnesota Portfolio[13,14]	Class A Class B Class C	0.85 1.60 1.60	% % %	1.08 1.82 1.81	% % %	May 31, 2015

New Jersey Portfolio[15],[16]	Class A Class B Class C	0.82 1.57 1.57	% % %	1.00 1.73 1.72	% % %	May 31, 2015

7	Annualized.

8	The Fund changed its fiscal year end from September 30 to May 31.

9	Effective January 30, 2015, the Rule 12b-1 fee for Class A shares of the Fund was reduced from 0.30% to 0.25%. The expense cap remained at the same level (78%).

10	The Fund’s expense ratios exclude interest expense of 0.02% for Class A shares and 0.03% for Class B and Class C shares.

11	Effective January 30, 2015, the Rule 12b-1 fee for Class A shares of the Fund was reduced from 0.30% to 0.25%. At the same time, the expense cap for the Class A shares was also reduced from 0.82% to 0.77%.

12	The net expense ratio for Class A shares of the Fund during the fiscal year ended May 31, 2015 was 0.80%.

13	Effective January 30, 2015, the Rule 12b-1 fee for Class A shares of the Fund was reduced from 0.30% to 0.25%. At the same time, the expense cap for the Class A shares was also reduced from 0.90% to 0.85%.

14	The net expense ratio for Class A shares of the Fund during the fiscal year ended May 31, 2015 was 0.88%.

15	Effective January 30, 2015, the Rule 12b-1 fee for Class A shares of the Fund was reduced from 0.30% to 0.25%. At the same time, the expense cap for the Class A shares was also reduced from 0.87% to 0.82%.

16	The net expense ratio for Class A shares of the Fund during the fiscal year ended May 31, 2015 was 0.85%.

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Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking			Gross Expense Ratio[7]		Fiscal Year End[8]
Ohio Portfolio[17],[18]	Class A Class B Class C	0.80 1.55 1.55	% % %	1.01 1.75 1.74	% % %	May 31, 2015

Pennsylvania Portfolio[13,14]	Class A Class B Class C	0.85 1.60 1.60	% % %	1.04 1.79 1.77	% % %	May 31, 2015

Virginia Portfolio17,[19]	Class A Class B Class C	0.80 1.50 1.50	% % %	0.90 1.63 1.63	% % %	May 31, 2015

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolios that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolios’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolios are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing such services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolios’ investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult

17	Effective January 30, 2015, the Rule 12b-1 fee for Class A shares of the Fund was reduced from 0.30% to 0.25%. At the same time, the expense cap for the Class A shares was also reduced from 0.85% to 0.80%.

18	The net expense ratio for Class A shares of the Fund during the fiscal year ended May 31, 2015 was 0.83%.

19	The net expense ratios for Class A, Class B, and Class C shares of the Fund during the fiscal year ended May 31, 2015 were 0.80%, 1.52%, and 1.53%, respectively.

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than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Portfolios.20 With respect to the Portfolios, the Adviser represented that there are no categories in the Form ADV for institutional products that have a substantially similar investment styles as the Portfolios. The Adviser does manage separately managed accounts that invest principally in municipal securities, but those mandates have a substantially lower risk profile (credit and interest rate risk) than that of the Portfolios.

The Adviser represented that it does not sub-advise any registered investment companies of other fund families with a substantially similar investment style as any of the Portfolios.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolios with fees charged to other investment companies for similar services offered by other investment advisers.21,22 Broadridge’s analysis included the comparison of each

20	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

21	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.

22	On June 5, 2015, Broadridge acquired the Fiduciary Services and Competitive Intelligence unit, i.e., the group responsible for providing the Funds’ 15(c) reports, from Thomson Reuters’ Lipper division. The group that maintains Lipper’s expense and performance databases and investment classifications/objectives remains a part of Thomson Reuters’ Lipper division. Accordingly, the Funds’ investment classifications/objectives continued to be determined by Lipper.

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Portfolio’s contractual management fee, estimated at the approximate current asset level of the subject Portfolio, to the median of the Portfolio’s Broadridge Expense Group (“EG”)23 and the Portfolio’s contractual management fee ranking.24

Broadridge describes an EG as a representative sample of comparable funds. Broadridge’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, Lipper investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

Portfolio	Contractual Management Fee (%)[25]	Broadridge EG Median (%)	Rank
Arizona Portfolio[26]	0.450	0.500	3/12
Massachusetts Portfolio[26]	0.450	0.506	2/8
Michigan Portfolio[26]	0.450	0.516	2/13
Minnesota Portfolio[26]	0.450	0.543	2/8
New Jersey Portfolio[26]	0.450	0.517	2/9
Ohio Portfolio[26]	0.450	0.519	2/7
Pennsylvania Portfolio[26]	0.450	0.500	2/11
Virginia Portfolio[26]	0.450	0.463	2/5

Broadridge also compared the Portfolios’ total expense ratios to the medians of the Portfolios’ EGs and the Broadridge Expense Universes (“EU”). The EU is a broader group compared to the EG, consisting of all funds that have the same investment classifications/objective and load type as the subject Portfolio.27 Set

23	Broadridge does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratios than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

24	The contractual management fee is calculated by Broadridge using each Portfolio’s contractual management fee rate at the hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of each Portfolio, rounded up to the next $25 million. Broadridge’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Portfolio had the lowest effective fee rate in the Broadridge peer group.

25	The contractual management fees for the Portfolios do not reflect any expense reimbursements made by the Portfolios to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fees do not reflect any management waivers for expense caps that effectively reduce the contractual management fee.

26	One of the Portfolio’s EG peer is excluded from the contractual management fee comparison because Broadridge Lipper is unable to calculate the peer’s contractual management fee of the peer’s breakpoint gross income component.

27	Except for asset (size) comparability, Broadridge uses the same criteria for selecting an EG peer when selecting an EU peer. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

AB MUNICIPAL INCOME FUND II •	185

forth below is a comparison of the Portfolios’ total expense ratios and the medians of the Portfolios’ EGs and EUs. The Portfolios’ total expense ratio rankings are also shown. Pro-forma total expense ratio (italicized) is shown to reflect the Portfolios’ 12b-1 fee reductions.

Portfolio	Expense Ratio (%)[28]	Broadridge EG Median (%)	Broadridge EG Rank	Broadridge EU Median (%)	Broadridge EU Rank
Arizona Portfolio	0.780	0.801	6/13	0.801	31/84
Pro-forma	0.780	0.801	6/13	0.801	31/84

Massachusetts Portfolio	0.822	0.817	6/9	0.817	7/12
Pro-forma	0.772	0.817	5/9	0.817	5/12

Michigan Portfolio	0.904	0.843	12/14	0.809	65/83
Pro-forma	0.854	0.843	10/14	0.809	54/83

Minnesota Portfolio	0.903	0.850	8/9	0.853	10/12
Pro-forma	0.853	0.850	6/9	0.853	7/12

New Jersey Portfolio	0.873	0.839	9/10	0.828	11/13
Pro-forma	0.823	0.839	5/10	0.828	7/13

Ohio Portfolio	0.850	0.805	6/8	0.805	7/11
Pro-forma	0.800	0.805	4/8	0.805	5/11

Pennsylvania Portfolio	0.902	0.808	10/12	0.808	13/17
Pro-forma	0.852	0.808	8/12	0.808	11/17

Virginia Portfolio	0.802	0.801	4/6	0.802	5/8
Pro-forma	0.802	0.801	4/6	0.802	5/8

Based on this analysis, considering pro-forma information where available, the Portfolios have a more favorable ranking on a contractual management fee basis than on a total expense ratio basis.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolios. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

28	Most recently completed fiscal year Class A share total expense ratio.

186	• AB MUNICIPAL INCOME FUND II

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolios’ profitability information, prepared by the Adviser for the Board of Trustees, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Portfolios decreased during calendar year 2014, relative to 2013.

In addition to the Adviser’s direct profits from managing the Portfolios, certain of the Adviser’s affiliates have business relationships with the Portfolios and may earn a profit from providing other services to the Portfolios. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolios and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 40 Act restrictions. These affiliates provide transfer agent and distribution services to the Portfolios and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads and contingent deferred sales charges (“CDSC”).

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Portfolios’ principal underwriter. ABI and the Adviser have disclosed in the Portfolios’ prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolios. In 2014, ABI paid approximately 0.05% of the average monthly assets of the AB Mutual Funds or approximately $20.4 million for distribution services and educational support (revenue sharing payments).

ABI retained the following amounts for Class A front-end load sales charges from sales of the Portfolios’ Class A shares during the Portfolios’ most recently completed fiscal year:

Portfolio	Amount Received
Arizona Portfolio		$41
Massachusetts Portfolio	$	– 0	–
Michigan Portfolio		$51
Minnesota Portfolio	$	– 0	–
New Jersey Portfolio		$90
Ohio Portfolio	$	– 0	–
Pennsylvania Portfolio	$	– 0	–
Virginia Portfolio		$215

AB MUNICIPAL INCOME FUND II •	187

ABI received the amounts set forth below in Rule 12b-1 fees and CDSC from the Portfolios during the Portfolios’ most recently completed fiscal year:

Portfolio	12b-1 Fee Received	CDSC Received
Arizona Portfolio	$371,040	$4,550
Massachusetts Portfolio	$720,862	$50,923
Michigan Portfolio	$199,280	$511
Minnesota Portfolio	$235,341	$823
New Jersey Portfolio	$372,436	$2,026
Ohio Portfolio	$366,247	$852
Pennsylvania Portfolio	$297,779	$42
Virginia Portfolio	$693,447	$694

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Portfolios, are based on the level of the network account and the class of shares held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. ABIS received the following net fees from the Portfolios during the Portfolios’ most recently completed fiscal year:

Portfolio	ABIS Fee
Arizona Portfolio	$11,954
Massachusetts Portfolio	$23,432
Michigan Portfolio	$12,562
Minnesota Portfolio	$12,063
New Jersey Portfolio	$15,094
Ohio Portfolio	$13,362
Pennsylvania Portfolio	$14,095
Virginia Portfolio	$20,024

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Trustees information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM

188	• AB MUNICIPAL INCOME FUND II

has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AB Mutual Funds managed by the Adviser through lower fees.

Previously, in February 2008, the independent consultant provided the Board of Trustees an update of the Deli29 study on advisory fees and various fund characteristics.30 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Trustees.31 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AB Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE FUND

With assets under management of approximately $463 billion as of September 30, 2015, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolios.

29	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry since 2008.

30	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones v. Harris at 1429.

31	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

AB MUNICIPAL INCOME FUND II •	189

The information prepared by Broadridge shows the 1, 3, 5 and 10 year performance rankings32 of the Portfolios relative to their Broadridge Performance Group (“PG”) and Broadridge Performance Universe (“PU”)33 for the period ended July 31, 2015.34

	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Arizona Portfolio[35]
1 year	4.04	3.50	3.66	4/13	26/85
3 year	2.41	2.00	2.10	4/13	22/85
5 year	4.04	3.92	3.81	4/13	27/83
10 year	4.02	4.00	3.91	5/12	29/79

Massachusetts Portfolio
1 year	4.18	3.96	3.72	2/9	3/12
3 year	2.12	2.18	2.14	6/9	7/12
5 year	4.01	3.94	3.98	4/9	6/12
10 year	4.22	4.22	4.13	5/9	5/11

Michigan Portfolio[36]
1 year	4.76	3.80	3.66	1/14	8/85
3 year	1.57	2.09	2.10	11/14	65/85
5 year	2.99	3.83	3.81	12/14	76/83
10 year	3.45	3.92	3.91	10/13	73/79

Minnesota Portfolio
1 year	3.32	3.37	3.35	6/9	7/12
3 year	2.33	2.54	2.51	8/9	9/12
5 year	3.77	4.12	4.09	8/9	11/12
10 year	3.85	4.15	4.09	8/8	10/11

New Jersey Portfolio
1 year	3.24	2.93	2.86	3/10	3/13
3 year	1.60	1.83	1.69	8/10	9/13
5 year	3.73	3.92	3.82	7/10	8/13
10 year	3.77	3.77	3.77	5/9	6/12

32	The performance returns and rankings of the Portfolios are for the Portfolios’ Class A shares. The performance returns of the Portfolios were provided by Broadridge.

33	A Portfolio’s PG/PU may not necessarily be identical to its respective EG/EU, as the criteria for including/excluding a fund from a PG/PU is somewhat different from that of an EG/EU.

34	The current Lipper investment classification/objective dictates the PG and PU throughout the life of each Portfolio even if a Portfolio had a different investment classification/objective at a different point in time.

35	Prior to the third quarter of 2013, the Portfolio was classified by Lipper as an Arizona Municipal Debt Fund. From the third quarter of 2013 through the present, the Portfolio is classified by Lipper as an Other States Municipal Debt Fund.

36	Prior to the third quarter of 2013, the Portfolio was classified by Lipper as a Michigan Municipal Debt Fund. From the third quarter of 2013 through the present, the Fund is classified by Lipper as an Other States Municipal Debt Fund.

190	• AB MUNICIPAL INCOME FUND II

	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Ohio Portfolio
1 year	3.58	3.32	3.39	3/8	5/11
3 year	1.24	2.34	2.37	8/8	11/11
5 year	3.18	3.94	3.88	7/8	10/11
10 year	3.58	3.83	3.89	5/6	7/9

Pennsylvania Portfolio
1 year	3.82	4.24	4.18	10/12	13/17
3 year	2.11	2.50	2.51	12/12	15/17
5 year	3.90	4.06	4.14	9/12	12/17
10 year	3.85	3.93	3.99	8/11	11/16

Virginia Portfolio
1 year	3.94	3.13	3.01	2/6	2/8
3 year	2.07	1.93	1.93	2/6	2/8
5 year	4.21	3.52	3.52	1/6	1/8
10 year	4.24	3.86	3.85	1/5	1/7

Set forth below are the 1, 3, 5, 10 year and since inception performance returns of the Portfolios (in bold)37 versus their benchmarks.38 Portfolio and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.39

	Period Ending July 31, 2015 Annualized Net Performance
					Since Inception (%)	Annualized		Risk Period (Year)
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)		Volatility (%)	Sharpe (%)
Arizona Portfolio	4.05	2.42	4.04	4.02	5.35	3.98	0.64	10
Barclays Capital Municipal Bond Index	3.56	2.81	4.39	4.57	5.58	4.34	0.72	10
Inception Date: June 1, 1994

37	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolios.

38	The Adviser provided Portfolio and benchmark performance return information for periods through July 31, 2015.

39	Portfolio and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. A Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A fund with a greater volatility would be seen as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be viewed as better performing than a fund with a lower Sharpe Ratio.

AB MUNICIPAL INCOME FUND II •	191

	Period Ending July 31, 2015 Annualized Net Performance
					Since Inception (%)	Annualized		Risk Period (Year)
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)		Volatility (%)	Sharpe (%)
Massachusetts Portfolio	4.19	2.12	4.01	4.23	5.54	4.02	0.69	10
Barclays Capital Municipal Bond Index	3.56	2.81	4.39	4.57	5.57	4.34	0.72	10
Inception Date: March 29, 1994

Michigan Portfolio	4.76	1.57	2.99	3.45	5.11	3.73	0.54	10
Barclays Capital Municipal Bond Index	3.56	2.81	4.39	4.57	5.34	4.34	0.72	10
Inception Date: February 25, 1994

Minnesota Portfolio	3.33	2.34	3.77	3.85	4.77	3.73	0.64	10
Barclays Capital Municipal Bond Index	3.56	2.81	4.39	4.57	5.33	4.34	0.72	10
Inception Date: June 25, 1993

New Jersey Portfolio	3.25	1.61	3.74	3.77	4.57	4.17	0.56	10
Barclays Capital Municipal Bond Index	3.56	2.81	4.39	4.57	5.33	4.34	0.72	10
Inception Date: June 25, 1993

Ohio Portfolio	3.59	1.24	3.19	3.59	4.64	3.83	0.56	10
Barclays Capital Municipal Bond Index	3.56	2.81	4.39	4.57	5.33	4.34	0.72	10
Inception Date: June 25, 1993

Pennsylvania Portfolio	3.83	2.12	3.9	3.85	4.96	4.13	0.59	10
Barclays Capital Municipal Bond Index	3.56	2.81	4.39	4.57	5.33	4.34	0.72	10
Inception Date: June 25, 1993

Virginia Portfolio	3.95	2.07	4.21	4.24	5.54	4.28	0.65	10
Barclays Capital Municipal Bond Index	3.56	2.81	4.39	4.57	5.55	4.34	0.72	10
Inception Date: April 29, 1994

192	• AB MUNICIPAL INCOME FUND II

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for each Portfolio is reasonable and within the range of what would have been negotiated at arm’s length in light of all the surrounding circumstances. With respect to Pennsylvania Portfolio, the Senior Officer recommended that the Trustees consider asking the Adviser its plans to reduce the Portfolio’s expenses. This conclusion in respect of the Portfolios is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: November 25, 2015

AB MUNICIPAL INCOME FUND II •	193

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Growth & Income Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

Global Equity & Covered Call Strategy Fund

Global Thematic Growth Fund

International Portfolio

Tax-Managed International Portfolio

International/Global Growth

International Growth Fund

International/Global Value

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

FIXED INCOME (continued)

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Growth Portfolio

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

MULTI-ASSET (continued)

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

194	• AB MUNICIPAL INCOME FUND II

AB Family of Funds

NOTES

AB MUNICIPAL INCOME FUND II •	195

NOTES

196	• AB MUNICIPAL INCOME FUND II

AB MUNICIPAL INCOME FUND II

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

MIFII-0152-1115

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund II, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 20, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 20, 2016